SEC Registration Nos.
811-3591 and 2-80154

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 53     XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 53     XX

Calvert Variable Series, Inc.
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing pursuant to paragraph (b) of Rule 485.	XX on April 30, 2007 pursuant to paragraph (b) of Rule 485

__ 60 days after filing pursuant to paragraph (a) of Rule 485.	__ on (date) pursuant to paragraph (a) of Rule 485.


Prospectus

Calvert Variable Series, Inc.
Calvert Portfolios
          Social Small Cap Growth Portfolio
          Social Mid Cap Growth Portfolio
          Social International Equity Portfolio
          Social Balanced Portfolio
          Social Equity Portfolio
          Income Portfolio

April 30, 2007

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[Calvert logo]
Investments that make a difference

A UNIFI Company

PROSPECTUS
April 30, 2007

CALVERT VARIABLE SERIES, INC.
CALVERT PORTFOLIOS

1	SOCIAL SMALL CAP GROWTH PORTFOLIO
11	SOCIAL MID CAP GROWTH PORTFOLIO
21	SOCIAL INTERNATIONAL EQUITY PORTFOLIO
31	SOCIAL BALANCED PORTFOLIO
44	SOCIAL EQUITY PORTFOLIO
56	INCOME PORTFOLIO

SOCIAL SMALL CAP GROWTH PORTFOLIO PROSPECTUS
April 30, 2007

About the Portfolio
2	Investment Objective, Strategy, Principal Risks, Past Performance
3	Fees and Expenses
3	Principal Investment Strategies and Risks

About Social Investing
5	Investment Selection Process
5	Socially Responsible Investment Criteria

About Your Investment
6	The Fund and its Management
7	Subadvisor and Portfolio Managers
7	Advisory Fees
7	Purchase, Exchange and Redemption of Shares
8	How Shares are Priced
8	Market Timing Policy
9	Dividends and Distributions
9	Taxes
9	Financial Highlights

The Social Small Cap Growth Portfolio (the "Portfolio") of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Calvert New Vision Small Cap Fund. Performance of the two portfolios will differ.

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CVS SOCIAL SMALL CAP GROWTH
Advisor:  Calvert Asset Management Company, Inc. ("Calvert")
Subadvisor:  Bridgeway Capital Management, Inc.

Objective

CVS Social Small Cap Growth seeks to provide long-term capital appreciation by investing primarily in equity securities of companies that have small market capitalizations. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) will be invested in the common stocks of small-cap companies. Shareholders will be provided with at least 60 days' notice before this 80% policy is changed. Returns in the Portfolio will be mostly from the changes in the price of the Portfolio's holdings (capital appreciation).

The Portfolio currently defines small-cap companies as those below the 5th decile of market capitalization on the New York Stock Exchange.  As of March 31, 2007, this included companies with market capitalizations of approximately $2 billion or less and is measured at the time the Portfolio initially invests. The Subadvisor may elect to sell a security when deteriorating business or financial prospects, excessive valuation, or other factors that conflict with the original rationale that support investing in the company make the investment less attractive in the Subadvisor's opinion.

Stocks chosen for the Portfolio combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those companies and other entities in which we invest whose products and services are sustainable, enhance the human condition and promote common global values, such as equality of opportunity and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

The stock market goes down.

The individual stocks in the Portfolio do not perform as well as expected, and/or the portfolio management practices do not work to achieve their desired result.

Prices of small-cap stocks may respond to market activity differently from and can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

The prices of growth company securities held by the Portfolio may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CVS Social Small Cap Growth Performance

The following bar chart and table show the Portfolio's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Portfolio. The chart shows how the performance has varied from year to year. The table compares the Portfolio's performance over time to that of the Russell 2000 Index. This is a widely recognized unmanaged index of common stock prices. The table also shows the Portfolio's returns compared to the Lipper Variable Annuity Small-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

CVS Social Small Cap Growth
Year-by-Year Total Return

Best Quarter (of periods shown)	Q4 '99	21.90%
Worst Quarter (of periods shown)	Q1 '97	-27.24%

Average Annual Total Returns (as of December 31, 2006)
	1 year	5 years	10 years
CVS Social Small Cap Growth	0.79%	1.80%	2.66%
Russell 2000 Index	18.37%	11.39%	9.44%
Lipper VA Small-Cap Core Funds Average	14.21%	9.70%	9.15%

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets. Note: the table does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made.  If these fees and charges were included, costs would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	Not Applicable
Maximum Deferred Sales Load	Not Applicable

Annual Fund Operating Expenses[1]
(expenses that are deducted from Fund assets)
Management Fees	1.00%
Other Expenses[2]	0.44%
Total Annual Fund Operating Expenses[3]	1.44%

1Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fee paid by the Advisor to the Subadvisor, and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.
2 "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.
3 Total Annual Fund Operating Expenses reflect an indirect fee resulting from the Portfolio's expense offset arrangement with the custodian bank and fees before waivers. Under this arrangement, the custodian fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line items "Expenses Before Offsets" and "Net Expenses." Net operating expenses after reductions for fees paid indirectly and fee waivers were 1.37%, for the year ended December 31, 2006.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

You reinvest all dividends and distributions;

Your investment has a 5% return each year; and

The Portfolio's operating expenses remain the same.

Note: the example does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
1 Year	3 Years	5 Years	10 Years
$147	$456	$787	$1,724

Principal Investment Strategies and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the earlier summary.

On the following pages are brief descriptions of these principal investment strategies and techniques, certain non-principal investment policies, and their risks.

For each of the investment strategies listed, the table below shows the Portfolio's limitations as a percentage of either its net or total assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to Table

J        Portfolio currently uses as a principal investment strategy
q        Permitted, but not a principal investment strategy
          (% of assets allowable, if restricted)
xN      Allowed up to x% of Portfolio's net assets
xT       Allowed up to x% of Portfolio's total assets

Investment Strategies

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

q

Temporary Defensive Positions. During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in  short-term interest-bearing securities. During times of any temporary defensive position, the Portfolio may not be able to achieve its investment objective. Risks: Opportunity.

q

Conventional Securities

Stocks in General

The Portfolio is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, growth, value, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Foreign Securities. Securities issued by companies whose principal place of business is located outside the U.S. For funds that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

15T1

Small Cap Stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

J

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

5N

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	15N

Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Portfolio will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

5T2

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

5N3

1  ThePortfolio may invest only in American Depositary Receipts (ADRs) -- dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on U.S. exchanges. See the Statement of Additional Information ("SAI").
2  Basedon net premium payments.
3  Basedon initial margin required to establish position.

The Portfolio has additional investment policies and restrictions which may include repurchase agreements, real estate investment trusts, borrowing, pledging, reverse repurchase agreements, securities lending and when-issued securities. These policies and restrictions are discussed in the SAI.

Glossary of Investment Risk Type

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may exacerbate losses instead of reducing them.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for the Portfolio are first selected for financial soundness and then evaluated according to the Portfolio's social criteria. To the greatest extent possible, the Portfolio seeks to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria.  Investments for the Portfolio must meet the minimum standards for all its financial and social criteria. Investment decisions on whether a company meets the Portfolio's social criteria apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

Although the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, or create preferences for certain sectors or types of investments that may or may not be in favor in the market, Calvert and the Subadvisor of the Portfolio believe there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio's investment and social objectives.

The Portfolio may invest in Exchange-Traded Funds ("ETFs") for the limited purpose of hedging the Portfolio's cash position against the Portfolio's applicable benchmark.  The ETFs in which the Portfolio may invest will not be screened and will not be required to meet any of the social investment criteria otherwise applicable to investments made by the Portfolio.  In addition, the ETFs in which the Portfolio may invest may hold securities of companies or entities that the Portfolio could not invest in directly because such companies or entities do not meet the Portfolio's social investment criteria.   The principal purpose of investing in ETFs is not to achieve a social objective by investing in individual companies, but rather to help the Portfolio meet its investment objective by obtaining market exposure to securities in the Portfolio's applicable benchmark while enabling it to manage its need for periodic liquidity.

The selection of an investment by the Portfolio does not constitute endorsement or validation by the Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio's social criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Portfolio invests in accordance with the philosophy that long-term rewards to investors will come from those companies and other entities in which we invest whose products and services are sustainable, enhance the human condition and promote common global values, such as equality of opportunity and cooperative effort.  Moreover, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, workplace relations, human rights, indigeneous peoples' rights, community relations, and positive business and product practices, as well as corporate governance.  Calvert believes that those enterprises that demonstrate positive social, environmental and governance performance are better prepared to address the challenges of the 21st century. By responding to such concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to the world.  These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

The Portfolio has developed social investment criteria, detailed below.  These criteria represent standards of behavior which few, if any, organizations totally satisfy.  As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisor. All social criteria may be changed by the Board of Directors without shareholder approval.

The Portfolio seeks to invest in companies that:

Demonstrate good environmental compliance and performance records, develop and market innovative products and services, and embrace and advance sustainable development.

Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.

Uphold corporate responsibility abroad, as well as at home, by developing and observing appropriate human rights standards.

Respect the rights of indigenous peoples and their territories, cultures, environment, and livelihood.

Produce or market products and services that are safe and enhance the health or quality of life of consumers.

Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

Exhibit sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The Portfolio seeks to avoid investing in companies that:

Are the subject of serious labor related actions by federal, state  or local regulatory agencies.

Have recent significant environmental fines or violations; are significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

Have serious and persistent human rights problems or directly support governments that systematically deny human rights.

Have a pattern and practice of violating the rights of indigenous peoples.

Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

Manufacture tobacco products.

Are significantly involved in the design, manufacture, sales or distribution of weapons.

Are significantly involved in the manufacture of alcoholic beverages.

Have direct involvement in gambling operations.

Have poor corporate governance or engage in harmful or unethical business practices.

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a Policy owner in the shares is subject to the terms of the particular annuity or life insurance Policy and is described in the attached prospectus for the applicable Policy, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the Policy and the amount of annuity payments or life insurance benefits received under the Policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a Policy.

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2007, Calvert was the investment advisor for 40 mutual fund portfolios, including the first family and broadest array of socially screened funds, and had over $14 billion in assets under management.

Subadvisor and Portfolio Managers

Bridgeway Capital Management, Inc. (Bridgeway), 5615 Kirby Drive, Suite 518, Houston Texas 77005-2448, has managed the assets of the Portfolio since March 9, 2007. The firm has been in business since 1994. The firm is controlled by John Montgomery and his family.

Information is provided below identifying each member of the team who is employed by or associated with the Subadvisor of the Portfolio and who is jointly and primarily responsible for the day-to-day management of the Portfolio (each a "Portfolio Manager"). The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the Portfolio.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 years	Role on Management Team

John N.R.Montgomery	President	Since 1994	Bridgeway	Portfolio Manager

The Portfolio has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor (which is not an "affiliated person" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")) without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to Calvert by the Portfolio for the most recent fiscal year was 0.75% of the Portfolio's average daily net assets. (Subadvisory fees paid by Calvert to the Subadvisor are reflected in the total advisory fees paid by the Portfolio to Calvert.) Note: the advisory fee does not include any administrative service fees. A discussion regarding the basis for the Board's approval of the Portfolio's advisory agreement is available in the annual report for the year ended December 31, 2006. A discussion regarding the basis for the approval by the Board of the Portfolio's investment subadvisory agreement will be available in the Portfolio's Semi-Annual Report for the six-month period ending June 30, 2007.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value ("NAV") of the Portfolio next determined after the applicable Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolio, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the investor. The investor will also bear any market risks associated with the security until the security can be sold. The redemption price is the NAV per share.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

How Shares are Priced

The price of shares is based on the Portfolio's NAV. The NAV is computed by adding the value of the Portfolio's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET).  The Portfolio is open for business each day the NYSE is open.

If the Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations.

Under the oversight of the Board of Directors, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board, pursuant to the Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized.  Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

Market Timing Policy

In general, the Portfolio is designed for long-term investment and not as a frequent or short-term trading ("market timing") vehicle. The Portfolio does not accommodate frequent purchases and redemptions of its shares. Accordingly, the Fund's Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Portfolio. The Portfolio believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert and the Subadvisor to implement the Portfolio's investment strategies. In addition, market timing can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. The Portfolio or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing.

Shareholders may hold the shares of the Portfolio through a financial intermediary which has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by a financial intermediary may be quite dissimilar from the policies adopted by the Fund's Board of Directors. The Board of Directors has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of the Portfolio through an omnibus account if the financial intermediary's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds shares of the Portfolio has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund's Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the shares of the Portfolio are held for more information on the market timing policies that apply to those shares.

Shares of the Portfolio are generally held through insurance company separate accounts. The Portfolio is available as an investment option under a number of different variable insurance products. Calvert monitors cashflows of the Portfolio to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies.  The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner.  Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make.  The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Portfolio and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Portfolio's ability to detect and deter market timing. Although the Fund has adopted policies and procedures to detect and prevent market timing in the Portfolio, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

There is no guarantee that Calvert will detect or prevent market timing activity. However, Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolio. Calvert will seek full cooperation from the financial intermediary maintaining the account to identify any underlying participant suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolio by such participant(s) or plan, or else the Portfolio will be withdrawn as an investment option for that account.

The Portfolio and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner's financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. The Portfolio and the distributor also may: modify any terms or conditions of purchase of shares of the Portfolio (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Dividends and Distributions

It is the Portfolio's intention to distribute substantially all of its net investment income, if any. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at NAV.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance Policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five (5) fiscal years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower. The information has been derived from the Portfolio's financial statements, which were audited by KPMG LLP. Their report, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.

Small Cap Growth Portfolio
Financial Highlights

	Years Ended
	December 31,	December 31,	December 31,
	2006	2005	2004
Net asset value, beginning	$15.26	$16.81	$15.21
Income from investment operations
Net investment income (loss)	(.14)	(.08)	(.02)
Net realized and unrealized gain (loss)	.27	(1.47)	1.62
Total from investment operations	.13	(1.55)	1.60
Total increase (decrease) in net asset value	.13	(1.55)	1.60
Net asset value, ending	$15.39	$15.26	$16.81

Total return*	.85%	(9.22%)**	10.52%
Ratios to average net assets: A
Net investment income (loss)	(.83%)	(.46%)	(.15%)
Total expenses	1.44%	1.56%	1.39%
Expenses before offsets	1.44%	1.53%	1.35%
Net expenses	1.37%	1.44%	1.31%
Portfolio turnover	152%	196%	77%
Net assets, ending (in thousands)	$10,690	$12,719	$17,939

	Years Ended
	December 31,	December 31,
	2003	2002
Net asset value, beginning	$11.03	$14.80
Income from investment operations
Net investment income (loss)	(.04)	.37
Net realized and unrealized gain (loss)	4.41	(3.71)
Total from investment operations	4.37	(3.34)
Distributions from
Net investment income	(.19)	(.19)
Net realized gains	--	(.24)
Total distributions	(.19)	(.43)
Total increase (decrease) in net asset value	4.18	(3.77)
Net asset value, ending	$15.21	$11.03

Total return*	39.57%	(22.55%)
Ratios to average net assets: A
Net investment income (loss)	(.36%)	2.66%
Total expenses	1.42%	1.38%
Expenses before offsets	1.36%	1.32%
Net expenses	1.31%	1.28%
Portfolio turnover	63%	66%
Net assets, ending (in thousands)	$16,328	$12,004

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
*     Total return is not annualized for periods less than one year.
**    Total return would have been (9.40%) without the payment by affiliate. On September 6, 2005, the Advisor voluntarily contributed $32,091 to the Fund to reimburse the effect of a realized loss caused by a trading error. This transaction was deemed a "payment by affiliate."

SOCIAL MID CAP GROWTH PORTFOLIO PROSPECTUS
April 30, 2007

About the Portfolio
12     Investment Objective, Strategy, Principal Risks, Past Performance
13     Fees and Expenses
13     Principal Investment Strategies and Risks

About Social Investing
15     Investment Selection Process
15     Socially Responsible Investment Criteria

About Your Investment
16     The Fund and its Management
17     Subadvisor and Portfolio Managers
17     Advisory Fees
17     Purchase, Exchange and Redemption of Shares
18     How Shares are Priced
18     Market Timing Policy
19     Dividends and Distributions
19     Taxes
19     Financial Highlights

The Social Mid Cap Growth Portfolio (the "Portfolio") of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Calvert World Values Fund, Inc. Capital Accumulation Fund. Performance of the two portfolios will differ.

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CVS SOCIAL MID CAP GROWTH
Advisor:  Calvert Asset Management Company, Inc. ("Calvert")
Subadvisor:  New Amsterdam Partners LLC

Objective

CVS Social Mid Cap Growth seeks to provide long-term capital appreciation by investing primarily in a nondiversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth. This objective may be changed by the Portfolio's Board of Directors without shareholder approval.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) will be invested in the common stocks of mid-size U.S. companies. Shareholders will be provided with at least 60 days' notice before  this 80% policy is changed. Returns in the Portfolio will be mostly from the changes in the price of the Portfolio's holdings (capital appreciation.)

The Portfolio currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index. The Russell Midcap Growth Index undergoes an annual reconstitution. The market capitalization range for the Russell MidCap Growth Index was $343 million to $21.2 billion as of December 31, 2006. Under normal circumstances, the Portfolio seeks to have a weighted average market capitalization between $2 billion and $12 billion. The Portfolio also may purchase stocks outside the Russell Midcap Growth Index. Stocks chosen for the Portfolio combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Portfolio may also invest up to 25% of its net assets in foreign securities.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock. The Subadvisor may elect to sell a security when deteriorating business or financial prospects, excessive valuation, or other factors that conflict with the original rationale that support investing in the company make the investment less attractive in the Subadvisor's opinion.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those companies and other entities in which we invest whose products and services are sustainable, enhance the human condition and promote common global values, such as equality of opportunity and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

The stock market goes down.

The individual stocks in the Portfolio do not perform as well as expected, and/or the portfolio management practices do not work to achieve their desired result.

Prices of mid-cap stocks may respond to market activity differently from and can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

The prices of growth company securities held by the Portfolio may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

The Portfolio is non-diversified. Compared to other funds, the Portfolio may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Portfolio.

Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic condition.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CVS Social Mid Cap Growth Performance

The following bar chart and table show the Portfolio's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Portfolio. The chart shows how the performance has varied from year to year. The table compares the Portfolio's performance over time to that of the Russell Midcap Growth Index. This is a widely recognized unmanaged index of common stock prices. The table also shows the Portfolio's returns compared to the Lipper Variable Annuity Mid-Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

CVS Social Mid Cap Growth
Year-by-Year Total Return

Best Quarter (of periods shown)	Q4 '98	25.32%
Worst Quarter (of periods shown)	Q3 '01	-24.86%

Average Annual Total Returns (as of December 31, 2006)
	1 year	5 years	10 years
CVS Social Mid Cap Growth	6.88%	2.09%	6.43%
Russell Midcap Growth Index	10.66%	8.22%	8.62%
Lipper VA Mid-Cap Growth Funds Average	8.40%	5.33%	6.71%

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets. Note: the table does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, costs would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	Not Applicable
Maximum Deferred Sales Load	Not Applicable
Annual Fund Operating Expenses[1]
(expenses that are deducted from Fund assets)
Management Fees	0.90%
Other Expenses[2]	0.27%
Total Annual Fund Operating Expenses[3]	1.17%

1   Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fee paid by the Advisor to the Subadvisor, and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.
2   "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.
3   Total Annual Fund Operating Expenses reflect an indirect fee resulting from the Portfolio's expense offset arrangement with the custodian bank and fees before waivers. Under this arrangement, the custodian fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line items "Expenses Before Offsets" and "Net Expenses." Net operating expenses after reductions for fees paid indirectly and fee waivers were 1.15% for the year ended December 31, 2006.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

You reinvest all dividends and distributions;

Your investment has a 5% return each year; and

The Portfolio's operating expenses remain the same.

Note: the example does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
1 Year	3 Years	5 Years	10 Years
$119	$372	$644	$1,420

Principal Investment Strategies and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the earlier summary. On the following pages are brief descriptions of these principal investment strategies and techniques, certain non-principal investment policies, and their risks.

For each of the investment strategies listed, the table below shows the Portfolio's limitations as a percentage of either its net or total assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to Table

J         Portfolio currently uses as a principal investment strategy
q         Permitted, but not a principal investment strategy
          (% of assets allowable, if restricted)
xN       Allowed up to x% of Portfolio's net assets
xT       Allowed up to x% of Portfolio's total assets

Investment Strategies

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

q

Temporary Defensive Positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, the Portfolio may not be able to achieve its investment objective. Risks: Opportunity.

q

Conventional Securities

Stocks in General

The Portfolio is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, growth, value, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Foreign Securities. Securities issued by companies whose principal place of business is located outside the U.S. For funds that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

25N

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

10N

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	15N

Unleveraged Derivative Securities

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.

5T

Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Portfolio will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

5T1

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

5N2

1   Based on net premium payments.
2   Based on initial margin required to establish position.

The Portfolio has additional investment policies and restrictions which may include repurchase agreements, real estate investment trusts, borrowing, pledging, reverse repurchase agreements, securities lending and when-issued securities. These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Glossary of Investment Risk Type

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may exacerbate losses instead of reducing them.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for the Portfolio are first selected for financial soundness and then evaluated according to the Portfolio's social criteria. To the greatest extent possible, the Portfolio seeks to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria.  Investments for the Portfolio must meet the minimum standards for all its financial and social criteria. Investment decisions on whether a company meets the Portfolio's social criteria apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

Although the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, or create preferences for certain sectors or types of investments that may or may not be in favor in the market, Calvert and the Subadvisor of the Portfolio believe there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio's investment and social objectives.

The Portfolio may invest in Exchange-Traded Funds ("ETFs") for the limited purpose of hedging the Portfolio's cash position against the Portfolio's applicable benchmark.  The ETFs in which the Portfolio may invest will not be screened and will not be required to meet any of the social investment criteria otherwise applicable to investments made by the Portfolio.  In addition, the ETFs in which the Portfolio may invest may hold securities of companies or entities that the Portfolio could not invest in directly because such companies or entities do not meet the Portfolio's social investment criteria.   The principal purpose of investing in ETFs is not to achieve a social objective by investing in individual companies, but rather to help the Portfolio meet its investment objective by obtaining market exposure to securities in the Portfolio's applicable benchmark while enabling it to manage its need for periodic liquidity.

The selection of an investment by the Portfolio does not constitute endorsement or validation by the Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio's social criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Portfolio invests in accordance with the philosophy that long-term rewards to investors will come from those companies and other entities in which we invest whose products and services are sustainable, enhance the human condition and promote common global values, such as equality of opportunity and cooperative effort.  Moreover, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, workplace relations, human rights, indigeneous peoples' rights, community relations, and positive business and product practices, as well as corporate governance.  Calvert believes that those enterprises that demonstrate positive social, environmental and governance performance are better prepared to address the challenges of the 21st century. By responding to such concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to the world.  These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

The Portfolio has developed social investment criteria, detailed below.  These criteria represent standards of behavior which few, if any, organizations totally satisfy.  As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisor. All social criteria may be changed by the Board of Directors without shareholder approval.

The Portfolio seeks to invest in companies that:

Demonstrate good environmental compliance and performance records, develop and market innovative products and services, and embrace and advance sustainable development.

Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.

Uphold corporate responsibility abroad, as well as at home, by developing and observing appropriate human rights standards.

Respect the rights of indigenous peoples and their territories, cultures, environment, and livelihood.

Produce or market products and services that are safe and enhance the health or quality of life of consumers.

Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

Exhibit sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The Portfolio seeks to avoid investing in companies that:

Are the subject of serious labor related actions by federal, state  or local regulatory agencies.

Have recent significant environmental fines or violations; are significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

Have serious and persistent human rights problems or directly support governments that systematically deny human rights.

Have a pattern and practice of violating the rights of indigenous peoples.

Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

Manufacture tobacco products.

Are significantly involved in the design, manufacture, sales or distribution of weapons.

Are significantly involved in the manufacture of alcoholic beverages.

Have direct involvement in gambling operations.

Have poor corporate governance or engage in harmful or unethical business practices.

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a Policy owner in the shares is subject to the terms of the particular annuity or life insurance Policy and is described in the attached prospectus for the applicable Policy, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the Policy and the amount of annuity payments or life insurance benefits received under the Policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a Policy.

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2007, Calvert was the investment advisor for 40 mutual fund portfolios, including the first family and broadest array of socially screened funds, and had over $14 billion in assets under management.

Subadvisor and Portfolio Managers

New Amsterdam Partners, LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed the Portfolio since September 2005.

Information is provided below identifying each member of the team who is employed by or associated with the Subadvisor of the Portfolio and who is jointly and primarily responsible for the day-to-day management of the Portfolio (each a "Portfolio Manager").  The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the Portfolio.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 years	Role on Management Team

Michelle Clayman, CFA	Managing Partner, Chief Investment Officer	Since January 1986	New Amsterdam; Ms. Clayman founded the firm in 1986.	Portfolio Manager

Nathaniel Paull, CFA	Partner, Senior Portfolio Manager	Since April 1996	New Amsterdam	Portfolio Manager

The Portfolio has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor (which is not an "affiliated person" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")) without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to Calvert by the Portfolio for the most recent fiscal year was 0.65% of the Portfolio's average daily net assets. (Subadvisory fees paid by Calvert to the Subadvisor are reflected in the total advisory fees paid by the Portfolio to Calvert.) Note: the advisory fee does not include any administrative service fees. A discussion regarding the basis for the Board's approval of the Portfolio's advisory agreement and sub-advisory agreement is available in the annual report for the year ended December 31, 2006.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value ("NAV") of the Portfolio next determined after the applicable Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolio, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the investor. The investor will also bear any market risks associated with the security until the security can be sold. The redemption price is the NAV per share.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

How Shares are Priced

The price of shares is based on the Portfolio's NAV. The NAV is computed by adding the value of the Portfolio's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). The Portfolio is open for business each day the NYSE is open.

If the Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations.

Under the oversight of the Board of Directors, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board, pursuant to the Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized.  Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

Market Timing Policy

In general, the Portfolio is designed for long-term investment and not as a frequent or short-term trading ("market timing") vehicle. The Portfolio does not accommodate frequent purchases and redemptions of its shares. Accordingly, the Fund's Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Portfolio. The Portfolio believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert and the Subadvisor to implement the Portfolio's investment strategies. In addition, market timing can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. The Portfolio or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing.

Shareholders may hold the shares of the Portfolio through a financial intermediary which has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by a financial intermediary may be quite dissimilar from the policies adopted by the Fund's Board of Directors. The Board of Directors has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of the Portfolio through an omnibus account if the financial intermediary's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds shares of the Portfolio has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund's Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the shares of the Portfolio are held for more information on the market timing policies that apply to those shares.

Shares of the Portfolio are generally held through insurance company separate accounts. The Portfolio is available as an investment option under a number of different variable insurance products. Calvert monitors cashflows of the Portfolio to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies.   The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner.  Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make.  The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Portfolio and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Portfolio's ability to detect and deter market timing. Although the Fund has adopted policies and procedures to detect and prevent market timing in the Portfolio, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

There is no guarantee that Calvert will detect or prevent market timing activity. However, Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolio. Calvert will seek full cooperation from the financial intermediary  maintaining the account to identify any underlying participant suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolio by such participant(s) or plan, or else the Portfolio will be withdrawn as an investment option for that account.

The Portfolio and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner's financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. The Portfolio and the distributor also may: modify any terms or conditions of purchase of shares of the Portfolio (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Dividends and Distributions

It is the Portfolio's intention to distribute substantially all of its net investment income, if any. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio less estimated expenses.  All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at NAV.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance Policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five (5) fiscal years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies.

If these charges and expenses were included, the total return would be lower.  The information has been derived from the Portfolio's financial statements, which were audited by KPMG LLP. Their report, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.

Mid Cap Growth Portfolio
Financial Highlights

	Years Ended
	December 31,	December 31,	December 31,
	2006	2005	2004
Net asset value, beginning	$26.47	$26.36	$24.11
Income from investment operations
Net investment income (loss)	(.16)	(.22)	(.20)
Net realized and unrealized gain (loss)	1.99	.33	2.45
Total from investment operations	1.83	.11	2.25
Total increase (decrease) in net asset value	1.83	.11	2.25
Net asset value, ending	$28.30	$26.47	$26.36

Total return*	6.91%	.42%	9.33%
Ratios to average net assets: A
Net investment income (loss)	(.51%)	(.73%)	(.83%)
Total expenses	1.17%	1.20%	1.17%
Expenses before offsets	1.17%	1.19%	1.16%
Net expenses	1.15%	1.17%	1.15%
Portfolio turnover	38%	142%	89%
Net assets, ending (in thousands)	$49,093	$57,718	$69,492

	Years Ended
	December 31	December 31,
	2003	2002
Net asset value, beginning	$18.31	$25.51
Income from investment operations
Net investment income (loss)	(.17)	(.19)
Net realized and unrealized gain (loss)	5.97	(7.01)
Total from investment operations	5.80	(7.20)
Distributions from
Net realized gains	--	--
Total distributions	--	--
Total increase (decrease) in net asset value	5.80	(7.20)
Net asset value, ending	$24.11	$18.31

Total return*	31.68%	(28.22%)
Ratios to average net assets: A
Net investment income (loss)	(.87%)	(.90%)
Total expenses	1.20%	1.19%
Expenses before offsets	1.19%	1.18%
Net expenses	1.17%	1.16%
Portfolio turnover	148%	134%
Net assets, ending (in thousands)	$62,596	$44,176

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
*     Total return is not annualized for periods less than one year.

SOCIAL INTERNATIONAL EQUITY PORTFOLIO PROSPECTUS
April 30, 2007

About the Portfolio
22     Investment Objective, Strategy, Principal Risks, Past Performance
23     Fees and Expenses
24     Principal Investment Strategies and Risks

About Social Investing
25     Investment Selection Process
25     Socially Responsible Investment Criteria

About Your Investment
26     The Fund and its Management
27     Subadvisor and Portfolio Managers
27     Advisory Fees
27     Purchase, Exchange and Redemption of Shares
28     How Shares are Priced
28     Market Timing Policy
29     Dividends and Distributions
29     Taxes
29     Financial Highlights

The Social International Equity Portfolio (the "Portfolio") of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Calvert World Values Fund, Inc. International Equity Fund. Performance of the two portfolios will differ.

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CVS SOCIAL INTERNATIONAL EQUITY
Advisor:  Calvert Asset Management Company, Inc. ("Calvert")
Subadvisor:  Acadian Asset Management, Inc.

Objective

CVS Social International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of equity securities.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities of foreign companies. "Equity securities" for purposes of this 80% policy means common and preferred stock and the depositary receipts on such shares.  Shareholders will be provided with at least 60 days' notice before this 80% policy is changed. The Portfolio invests primarily in the common and preferred stocks of non-U.S. large cap companies using a core investment approach. The Portfolio defines "non-U.S. large cap" companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International (MSCI) EAFE Index. The MSCI EAFE Index undergoes a quarterly reconstitution. The market capitalization range for the MSCI EAFE Index was $294 million to $241.2 billion as of December 31, 2006. Under normal circumstances, the Portfolio seeks to have a weighted average market capitalization of at least $10 billion.

The Portfolio will generally hold stocks of companies from the constituent countries of the MSCI EAFE Index, but may opportunistically invest in other countries, including some emerging markets stocks. The Subadvisor uses an investment process that focuses on deriving returns from individual stock selection (bottom-up). The Subadvisor creates original fundamental research on a broad range of non-U.S. securities and applies a set of quantitative screening models to identify stocks that are expected to provide returns that are superior to those of the benchmark. These models evaluate stocks based on fundamental valuation judgments and market activity. The Subadvisor constructs the portfolio in a manner that attempts to control the level of risk in the portfolio relative to the benchmark, the MSCI EAFE Index. As stocks improve or decline in rating over successive periodic model evaluations, they are gradually added to or sold from the portfolio.

No more than 5% of the Portfolio's net assets will be invested in U.S. companies.

The Portfolio may also invest in American Depositary Receipts ("ADRs"), which are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The certificates represent the number of foreign issuers' securities the U.S. bank holds in the country of origin. The Portfolio may invest in either sponsored or unsponsored ADRs. A sponsored ADR may be preferable as the foreign issuer is then subject to U.S. reporting requirements and will pay some or all of the expenses of the depositary. With an unsponsored ADR, the ADR holders generally pay the expenses of the depositary, and the depositary may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Normally, less information is available on unsponsored ADRs.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those companies and other entities in which we invest whose products and services are sustainable, enhance the human condition and promote common global values, such as equality of opportunity and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

The stock markets go down (including markets outside the U.S.).

The individual stocks in the Portfolio do not perform as well as expected, and/or the portfolio management practices do not work to achieve their desired result.

Investment in foreign securities involves additional risks relating to political, social and economic developments abroad.  Other risks from these investments result from the difference between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

Investment in emerging market securities involves greater risk than that associated with investment in the foreign securities of developed foreign countries.  These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CVS Social International Equity Performance

The following bar chart and table show the Portfolio's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Portfolio. The chart shows how the performance has varied from year to year. The table compares the Portfolio's performance over time to that of the MSCI EAFE Index. This is a widely recognized, unmanaged index of common stock prices around the world. It also shows the Portfolio's returns compared to the Lipper Variable Annuity International Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

CVS Social International Equity
Year-by-Year Total Return

Best Quarter (of periods shown)	Q4 '99	21.14%
Worst Quarter (of periods shown)	Q3 '02	-18.37%

Average Annual Total Returns (as of December 31, 2006)

	1 year	5 years	10 years
CVS Social International Equity	27.53%	13.12%	7.41%
MSCI EAFE Index	26.86%	15.43%	8.06%
Lipper VA International Core Funds Average	22.49%	12.29%	6.56%

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets. Note: the table does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, costs would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	Not Applicable
Maximum Deferred Sales Load	Not Applicable

Annual Fund Operating Expenses[1]
(expenses that are deducted from Fund assets)
Management Fees	1.10%
Other Expenses[2]	0.76%
Total Annual Fund Operating Expenses[3]	1.86%

1  Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fee paid by the Advisor to the Subadvisor, and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.
2  "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.
3  Total Annual Fund Operating Expenses reflect an indirect fee resulting from the Portfolio's expense offset arrangement with the custodian bank and fees before waivers. Under this arrangement the custodian fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line items "Expenses Before Offsets" and "Net Expenses."  Net operating expenses after reductions for fees paid indirectly and fee waivers were 1.79%, for the year ended December 31, 2006.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

You revinvest all dividends and distributions;

Your investment has a 5% return each year; and

The Portfolio's operating expenses remain the same.

Note: the example does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
1 Year	3 Years	5 Years	10 Years
$189	$585	$1,006	$2,180

Principal Investment Strategies and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the earlier summary.  On the following pages are brief descriptions of these principal  investment strategies and techniques, certain non-principal investment policies, and their risks.

For each of the investment strategies listed, the table below shows the Portfolio's limitations as a percentage of either its net or total assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to Table

J        Portfolio currently uses as a principal investment strategy
q        Permitted, but not a principal investment strategy
          (% of assets allowable, if restricted)
xN      Allowed up to x% of Portfolio's net assets
xT       Allowed up to x% of Portfolio's total assets

Investment Strategies

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability.   Risks: Opportunity, Market and Transaction.

q

Temporary Defensive Positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, the Portfolio may not be able to achieve its investment objective.  Risks: Opportunity.

q

Conventional Securities
Stocks in General

The Portfolio is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, growth, value, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Foreign Securities. Securities issued by companies whose principal place of business is located outside the U.S. For funds that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

J

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

5N

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	15N

Unleveraged Derivative Securities

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.

5T

Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Portfolio will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

5T1

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

5N2

1   Based on net premium payments.
2   Based on initial margin required to establish position.

The Portfolio has additional investment policies and restrictions which may include repurchase agreements, real estate investment trusts, borrowing, pledging, reverse repurchase agreements, securities lending and when-issued securities. These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Glossary of Investment Risk Type

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may exacerbate losses instead of reducing them.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for the Portfolio are first selected for financial soundness and then evaluated according to the Portfolio's social criteria. To the greatest extent possible, the Portfolio seeks to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria.  Investments for the Portfolio must meet the minimum standards for all its financial and social criteria. Investment decisions on whether a company meets the Portfolio's social criteria apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

Although the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, or create preferences for certain sectors or types of investments that may or may not be in favor in the market, Calvert and the Subadvisor of the Portfolio believe there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio's investment and social objectives.

The Portfolio may invest in Exchange-Traded Funds ("ETFs") for the limited purpose of hedging the Portfolio's cash position against the Portfolio's applicable benchmark.  The ETFs in which the Portfolio may invest will not be screened and will not be required to meet any of the social investment criteria otherwise applicable to investments made by the Portfolio.  In addition, the ETFs in which the Portfolio may invest may hold securities of companies or entities that the Portfolio could not invest in directly because such companies or entities do not meet the Portfolio's social investment criteria.   The principal purpose of investing in ETFs is not to achieve a social objective by investing in individual companies, but rather to help the Portfolio meet its investment objective by obtaining market exposure to securities in the Portfolio's applicable benchmark while enabling it to manage its need for periodic liquidity.

The selection of an investment by the Portfolio does not constitute endorsement or validation by the Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio's social criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Portfolio invests in accordance with the philosophy that long-term rewards to investors will come from those companies and other entities in which we invest whose products and services are sustainable, enhance the human condition and promote common global values, such as equality of opportunity and cooperative effort.  Moreover, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, workplace relations, human rights, indigenous peoples' rights, community relations, and positive business and product practices, as well as corporate governance.  Calvert believes that those enterprises that demonstrate positive social, environmental and governance performance are better prepared to address the challenges of the 21st century.  By responding to such concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to the world.  These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

The Portfolio has developed social investment criteria, detailed below.  These criteria represent standards of behavior which few, if any, organizations totally satisfy.  As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisor. All social criteria may be changed by the Board of Directors without shareholder approval.

The Portfolio seeks to invest in companies that:

Take positive steps to improve environmental management and performance, and provide innovative and forward-looking solutions to environmental problems through their products and services.

Demonstrate positive labor practices, including hiring and promoting women and ethnic minorities; respect the right to form unions and bargain collectively; comply, at a minimum, with domestic hour and wage laws; and provide good health and safety standards.  We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria.

Uphold corporate responsibility abroad, as well as at home, by developing and observing appropriate human rights standards.

Respect the rights of indigenous peoples and their territories, cultures, environment, and livelihood.

Produce or market products and services that are safe and enhance the health or quality of life of consumers.

Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

Exhibit sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The Portfolio seeks to avoid investing in companies that:

Directly contribute to the systematic denial of basic human rights.

Demonstrate a pattern of employing forced, compulsory or child labor.

Have poor environmental compliance and performance records and lack programs and policies to address environmental impacts; or whose business or operations threaten environmental sustainability; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

Have poor corporate governance or engage in harmful or unethical business practices.

Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

Are significantly involved in the design, manufacture, sales or distribution of weapons.

Derive more than 10% of revenues from the production of tobacco or alcohol products.

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a Policy owner in the shares is subject to the terms of the particular annuity or life insurance Policy and is described in the attached prospectus for the applicable Policy, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the Policy and the amount of annuity payments or life insurance benefits received under the Policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a Policy.

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2007, Calvert was the investment advisor for 40 mutual fund portfolios, including the first family and broadest array of socially screened funds, and had over $14 billion in assets under management.

Subadvisor and Portfolio Managers

Acadian Asset Management, Inc. (Acadian), One Post Office Square, 20th Floor, Boston, MA 02109, has managed the assets of the Portfolio since March 2006. The firm has been in business since 1986 and focuses specifically on international equity management. The firm is a subsidiary of Old Mutual plc.

Information is provided below identifying each member of the team who is employed by or associated with the Subadvisor of the Portfolio, and who is jointly and primarily responsible for the day-to-day management of the Portfolio (each a "Portfolio Manager"). The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the Portfolio.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 years	Role on Management Team

Raymond F. Mui	Senior Vice President and Portfolio Manager	Since 1991	Senior Vice President and Portfolio Manager	Senior Vice President and Portfolio Manager

Brian K. Wolahan	Senior Vice President and Portfolio Manager	Since 1990	Senior Vice President and Portfolio Manager	Senior Vice President and Portfolio Manager

The Portfolio has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor (which is not an "affiliated person" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")) without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to Calvert by the Portfolio for the most recent fiscal year was 0.75% of the Portfolio's average daily net assets. (Subadvisory fees paid by Calvert to the Subadvisor are reflected in the total advisory fees paid by the Portfolio to Calvert.) Note: the advisory fee does not include any administrative service fees. A discussion regarding the basis for the Board's approval of the Portfolio's advisory agreement and sub-advisory agreement is available in the annual report for the year ended December 31, 2006.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value ("NAV") of the Portfolio next determined after the applicable Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolio, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the investor. The investor will also bear any market risks associated with the security until the security can be sold. The redemption price is the NAV per share.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

How Shares are Priced

The price of shares is based on the Portfolio's NAV. The NAV is computed by adding the value of the Portfolio's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). The Portfolio is open for business each day the NYSE is open.

The Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed; it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations.

Under the oversight of the Board of Directors, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board, pursuant to the Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a subtantial period.

For assistance in making fair value determinations, the Board of the Fund has retained a third-party fair value pricing service to quantitatively value holdings of the Portfolio that trade on foreign exchanges. From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Portfolio's official pricing time of 4 p.m. Eastern Time may cause those local market prices to not be representative of what a reasonable investor would pay for those securities. Factors that may influence this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices. In the event of such market movements in excess of specified parameters, the Portfolio's service providers quantitatively estimate the fair value of each affected security.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized.  Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

Market Timing Policy

In general, the Portfolio is designed for long-term investment and not as a frequent or short-term trading ("market timing") vehicle. The Portfolio does not accommodate frequent purchases and redemptions of its shares. Accordingly, the Fund's Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Portfolio. The Portfolio believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert and the Subadvisor to implement the Portfolio's investment strategies. In addition, market timing can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. The Portfolio or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing.

Shareholders may hold the shares of the Portfolio through a financial intermediary which has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by a financial intermediary may be quite dissimilar from the policies adopted by the Fund's Board of Directors. The Board of Directors has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of the Portfolio through an omnibus account if the financial intermediary's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds shares of the Portfolio has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund's Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the shares of the Portfolio are held for more information on the market timing policies that apply to those shares.

Shares of the Portfolio are generally held through insurance company separate accounts. The Portfolio is available as an investment option under a number of different variable insurance products. Calvert monitors cashflows of the Portfolio to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies.  The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner.  Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make.  The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Portfolio and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Portfolio's ability to detect and deter market timing. Although the Fund has adopted policies and procedures to detect and prevent market timing in the Portfolio, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

There is no guarantee that Calvert will detect or prevent market timing activity. However, Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying partipants in the Portfolio. Calvert will seek full cooperation from the financial intermediary maintaining the account to identify any underlying participant suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolio by such participant(s) or plan, or else the Portfolio will be withdrawn as an investment option for that account.

The Portfolio and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner's financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. The Portfolio and the distributor also may: modify any terms or conditions of purchase of shares of the Portfolio (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Dividends and Distributions

It is the Portfolio's intention to distribute substantially all of its net investment income, if any. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at NAV.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance Policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five (5) fiscal years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower. The information has been derived from the Portfolio's financial statements, which were audited by KPMG LLP. Their report, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.

International Equity Portfolio
Financial Highlights

	Years Ended
	December 31,	December 31,	December 31,
	2006	2005	2004
Net asset value, beginning	$18.08	$16.49	$14.09
Income from investment operations
Net investment income	.15	.15	.06
Net realized and unrealized gain (loss)	4.83	1.50	2.47
Total from investment operations	4.98	1.65	2.53
Distributions from
Net investment income	(.12)	(.06)	(.13)
Net realized gain	(1.08)	--	--
Total distributions	(1.20)	(.06)	(.13)
Total increase (decrease) in net asset value	3.78	1.59	2.40
Net asset value, ending	$21.86	$18.08	$16.49

Total return*	27.51%	10.00%	17.95%
Ratios to average net assets: A
Net investment income	.81%	.83%	.43%
Total expenses	1.86%	2.21%	2.18%
Expenses before offsets	1.86%	2.15%	2.08%
Net expenses	1.79%	2.03%	2.02%
Portfolio turnover	137%	62%	68%
Net assets, ending (in thousands)	$25,101	$19,021	$18,712

	Years Ended
	December 31,	December 31,
	2003	2002
Net asset value, beginning	$10.93	$12.85
Income from investment operations
Net investment income	.02	.05
Net realized and unrealized gain (loss)	3.43	(1.97)
Total from investment operations	3.45	(1.92)
Distributions from
Net investment income	(.29)	--
Net realized gains	--	--
Total distributions	(.29)	--
Total increase (decrease) in net asset value	3.16	(1.92)
Net asset value, ending	$14.09	$10.93

Total return*	31.56%	(14.94%)
Ratios to average net assets: A
Net investment income	.33%	.40%
Total expenses	2.42%	2.24%
Expenses before offsets	2.28%	2.10%
Net expenses	2.24%	2.01%
Portfolio turnover	86%	143%
Net assets, ending (in thousands)	$14,171	$9,681

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
*      Total return is not annualized for periods less than one year.

SOCIAL BALANCED PORTFOLIO PROSPECTUS
April 30, 2007

About the Portfolio
32      Investment Objective, Strategy, Principal Risks, Past Performance
33      Fees and Expenses
34      Principal Investment Strategies and Risks

About Social Investing
35      Investment Selection Process
36      Socially Responsible Investment Criteria

About Your Investment
37      The Fund and its Management
38      Advisor, Subadvisors and Portfolio Managers
40      Advisory Fees
40      Purchase, Exchange and Redemption of Shares
40      How Shares are Priced
41      Market Timing Policy
42      Dividends and Distributions
42      Taxes
42      Financial Highlights

The Social Balanced Portfolio (the "Portfolio") of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Calvert Social Investment Fund Balanced Portfolio. Performance of the two portfolios will differ.

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CVS Social Balanced

Advisor:  Calvert Asset Management Company, Inc. ("Calvert")
Subadvisors:  New Amsterdam Partners LLC
                         SSgA Funds Management, Inc.

Objective

CVS Social Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria. This objective may be changed by the Portfolio's Board of Directors without shareholder approval.

Principal Investment Strategies

The Portfolio typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade securities, including corporate debt securities, mortgage-backed securities and asset-backed securities. The Portfolio may invest in unrated debt securities as well. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's ("S&P") or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Portfolio's Advisor.

The Portfolio invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the portfolio quarterly to adjust for changes in market value.  The equity portion of the Portfolio is, primarily, a large cap core U.S. domestic portfolio, although it may have other investments, including some foreign stocks and mid-cap stocks. The equity portion of the Portfolio seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion reflects an active trading strategy, seeking total return.

Equity investments are selected by the Subadvisors, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Portfolio depending upon its view of market conditions and economic outlook.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those companies and other entities in which we invest whose products and services are sustainable, enhance the human condition and promote common global values, such as equality of opportunity and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

The market prices of stocks or bonds decline.

The individual stocks and bonds in the Portfolio do not perform as well as expected, and/or the portfolio management practices do not work to achieve their desired result.

Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

For the fixed-income portion of the Portfolio, the Advisor's forecast as to  interest rates is not correct.

For the fixed-income securities held in the Portfolio, the credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer, where the issuer becomes unable to pay its obligations when due.

The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current market rate, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

For the foreign securities held in the Portfolio, there are additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected.

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

The Portfolio is non-diversified. Compared to other funds, the Portfolio may invest more of its assets in a smaller number of companies. Gains or losses on a single stock or bond may have greater impact on the Portfolio.

Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security.

The fixed-income portion of the Portfolio employs an active style that seeks to position the Portfolio with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Portfolio to have a relatively high amount of short-term capital gains, which may translate to higher transaction costs.

An investment in the Portfolio is not a bank deposit and is not issued or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CVS Social Balanced Performance

The following bar chart and table show the Portfolio's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Portfolio. The chart shows how the performance has varied from year to year. The table compares the Portfolio's performance over time to that of the Russell 1000 Index and the Lehman U.S. Credit Index, widely recognized, unmanaged indexes of common stock and bond prices, respectively. It also shows the Portfolio's returns compared to the Lipper Variable Annuity Mixed-Asset Target Allocation Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

CVS Social Balanced
Year-by-Year Total Return

Best Quarter (of periods shown)	Q2 '97	12.64%
Worst Quarter (of periods shown)	Q3 '01	-9.18%

Average Annual Total Returns (as of December 31, 2006)

	1 year	5 years	10 years
CVS Social Balanced	8.77%	5.45%	6.30%
Russell 1000 Index	15.46%	6.82%	8.64%
Lehman U.S. Credit Index	4.26%	5.90%	6.56%
Lipper VA Mixed-Asset Target Allocation Growth
Funds Average	10.38%	5.35%	5.94%

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets. Note: the table does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, costs would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	Not Applicable
Maximum Deferred Sales Load	Not Applicable

Annual Fund Operating Expenses[1]
(expenses that are deducted from Fund assets)
Management Fees	0.70%
Other Expenses[2]	0.21%
Total Annual Fund Operating Expenses[3]	0.91%

1   Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fees paid by the Advisor to the Subadvisors, and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.
2   "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.
3   Total Annual Fund Operating Expenses reflect an indirect fee resulting from the Portfolio's expense offset arrangement with the custodian bank. Under this arrangement, the custodian fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line items "Expenses Before Offsets" and "Net Expenses."  Net operating expenses after reductions for fees paid indirectly and fee waivers were 0.90%, for the year ended December 31, 2006.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

You reinvest all dividends and distributions;

Your investment has a 5% return each year; and

The Portfolio's operating expenses remain the same.

Note: the example does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
1 Year	3 Years	5 Years	10 Years
$93	$290	$504	$1,120

Principal Investment Strategies and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the earlier summary.  On the following pages are brief descriptions of these principal investment strategies and techniques, certain non-principal investment policies, and their risks.

For each of the investment strategies listed, the table below shows the Portfolio's limitations as a percentage of either its net or total assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to Table

J         Portfolio currently uses as a principal investment strategy
q         Permitted, but not a principal investment strategy
          (% of assets allowable, if restricted)
xN       Allowed up to x% of Portfolio's net assets
xT       Allowed up to x% of Portfolio's total assets

Investment Strategies

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

J

Temporary Defensive Positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, the Portfolio may not be able to achieve its investment objective. Risks: Opportunity.

q

Conventional Securities

Stocks in General

The Portfolio is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, growth, value, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Foreign Securities. Securities issued by companies whose principal place of business is located outside the U.S. For funds that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

10T

Investment grade bonds. Bonds rated BBB/Baa or higher by a nationally recognized statistical rating organization ("NRSRO") or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	J

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

15N

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

J

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	15N

Unleveraged Derivative Securities

Asset-backed securities. Securities are backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases, or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

J

Mortgage-backed securities. Securities are backed by pools of mortgages, including senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

J

Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Portfolio will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

5T1

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

5N2

1 Based on net premium payments.
2 Based on initial margin required to establish position.

The Portfolio has additional investment policies and restrictions which may include repurchase agreements, real estate investment trusts, borrowing, pledging, reverse repurchase agreements, securities lending and when-issued securities. These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Glossary of Investment Risk Type

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may exacerbate losses instead of reducing them.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that unanticipated prepayments may occur when interest rates decline, typically reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current market rate which may be lower.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for the Portfolio are first selected for financial soundness and then evaluated according to the Portfolio's social criteria. To the greatest extent possible, the Portfolio seeks to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for the Portfolio must meet the minimum standards for all its financial and social criteria.

Investments in fixed income securities for Calvert's socially screened funds may be made prior to the application of social analysis, due to the nature of the fixed income market, where unlike equities, fixed income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform social analysis prior to purchase. However, following purchase, the fixed-income security is immediately evaluated according to the Portfolio's social criteria and if it is not found to meet the minimum standards for the Portfolio's social criteria, the security must be sold as soon as is possible, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets the Portfolio's social criteria apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

Although the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, or create preferences for certain sectors or types of investments that may or may not be in favor in the market, Calvert and the Subadvisors of the Portfolio believe there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio's investment and social objectives.

The Portfolio may invest in Exchange-Traded Funds ("ETFs") for the limited purpose of hedging the Portfolio's cash position against the Portfolio's applicable benchmark.  The ETFs in which the Portfolio may invest will not be screened and will not be required to meet any of the social investment criteria otherwise applicable to investments made by the Portfolio.  In addition, the ETFs in which the Portfolio may invest may hold securities of companies or entities that the Portfolio could not invest in directly because such companies or entities do not meet the Portfolio's social investment criteria.   The principal purpose of investing in ETFs is not to achieve a social objective by investing in individual companies, but rather to help the Portfolio meet its investment objective by obtaining market exposure to securities in the Portfolio's applicable benchmark while enabling it to manage its need for periodic liquidity.

The selection of an investment by the Portfolio does not constitute endorsement or validation by the Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio's social criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Portfolio invests in accordance with the philosophy that long-term rewards to investors will come from those companies and other entities in which we invest whose products and services are sustainable, enhance the human condition and promote common global values, such as equality of opportunity and cooperative effort.  Moreover, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, workplace relations, human rights, indigeneous peoples' rights, community relations, and positive business and product practices, as well as corporate governance.  Calvert believes that those enterprises that demonstrate positive social, environmental and governance performance are better prepared to address the challenges of the 21st century. By responding to such concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to the world.  These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

The Portfolio has developed social investment criteria, detailed below.  These criteria represent standards of behavior which few, if any, organizations totally satisfy.  As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisor. All social criteria may be changed by the Board of Directors without shareholder approval.

The Portfolio seeks to invest in companies that:

Demonstrate good environmental compliance and performance records, develop and market innovative products and services, and embrace and advance sustainable development.

Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.

Uphold corporate responsibility abroad, as well as at home, by developing and observing appropriate human rights standards.

Respect the rights of indigenous peoples and their territories, cultures, environment, and livelihood.

Produce or market products and services that are safe and enhance the health or quality of life of consumers.

Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

Exhibit sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The Portfolio seeks to avoid investing in companies that:

Are the subject of serious labor related actions by federal, state  or local regulatory agencies.

Have recent significant environmental fines or violations; are significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

Have serious and persistent human rights problems or directly support governments that systematically deny human rights.

Have a pattern and practice of violating the rights of indigenous peoples.

Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

Manufacture tobacco products.

Are significantly involved in the design, manufacture, sales or distribution of weapons.

Are significantly involved in the manufacture of alcoholic beverages.

Have direct involvement in gambling operations.

Have poor corporate governance or engage in harmful or unethical business practices.

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a Policy owner in the shares is subject to the terms of the particular annuity or life insurance Policy and is described in the attached prospectus for the applicable Policy, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the Policy and the amount of annuity payments or life insurance benefits received under the Policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a Policy.

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2007, Calvert was the investment advisor for 40 mutual fund portfolios, including the first family and broadest array of socially screened funds, and had over $14 billion in assets under management.

Advisor, Subadvisors and Portfolio Managers

Information is provided below identifying each member of the team who is employed by or associated with Calvert (with respect to asset and Portfolio Manager allocations for the Portfolio, and with respect to the fixed income portion of the Portfolio's investments), and each member of the team who is employed by or associated with the respective Subadvisor of the Portfolio (with respect to the equity portion of the Portfolio's investments), and who is jointly and primarily responsible for the day-to-day management of the Portfolio (each a "Portfolio Manager").  The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the Portfolio.

Calvert Asset Management Company, Inc.

See "The Fund and its Management" above.

Steve Falci, Calvert's Chief Investment Officer for Equities, handles the allocation of assets and Portfolio Managers for the Portfolio.

Gregory Habeeb manages the day-to-day investment of the Portfolio's fixed-income investments.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 years	Role on Management Team

Steve Falci	Chief Investment Officer, Equities, and Senior Vice President	Since October 2003	2000-2003: Senior Portfolio Manager, Mellon Equity Associates 2003-2007: CIO, Equities, Calvert Mr. Falci has 19 years of experience in the securities industry.	Asset and Portfolio Manager Allocations for the Portfolio

Fixed Income Investments of the Portfolio

Calvert Asset Management Company, Inc.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 years	Role on Management Team

Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997	Lead Portfolio Manager of the Portfolio and of Calvert's taxable fixed-income funds since 1997 Mr. Habeeb has over 20 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager

Equity Investments of the Portfolio

New Amsterdam Partners LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, NY 10016, has managed a portion of the equity assets of the Portfolio since June 2004.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 years	Role on Management Team

Michelle Clayman, CFA	Managing Partner, Chief Investment Officer	Since January 1986	New Amsterdam; Ms. Clayman founded the firm in 1986.	Portfolio Manager

Nathaniel Paull, CFA	Partner, Senior Portfolio Manager	Since April 1996	New Amsterdam	Portfolio Manager

SSgAFunds Management, Inc. (SSgA FM), One Lincoln Street, Boston, MA 02111, is an SEC registered investment advisor whose clients are all U.S. investment companies. It is a wholly-owned subsidiary of State Street Corporation, a public company.  SSgA FM is an affiliate of State Street Global Advisors, which is the investment management division of State Street Bank and Trust Company, also a wholly-owned subsidiary of State Street Corporation. SSgA FM has managed equity assets in the Portfolio since March 2002.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 years	Role on Management Team

Ric Thomas	Portfolio Manager	7 years with affiliates; with SSgA FM since inception on April 30, 2001.	Portfolio Manager in the U.S. Enhanced Equities Group

Mr. Thomas is Director of the U.S. Enhanced Equities Group and is responsible for the management and development of North American strategies. He focuses on managing both large-cap and small-cap strategies as well as providing research on SSgA's stock-ranking models.

John O'Connell	Portfolio Manager	6 years with affiliates; with SSgA FM since June 30, 2003.

Since 2001: Member of team which handled this Portfolio in the U.S. Enhanced Equities Group (including before Mr. O'Connell formally joined SSgA FM); since 2003: portfolio manager for other SSgA FM accounts.

July 31, 2006: Portfolio Manager for this Portfolio in the U.S. Enhanced Equities Group.

Mr. O'Connell is responsible for the management of North American strategies. He focuses on managing both large-cap and small-cap strategies as well as providing research on SSgA's stock-ranking models.

The Portfolio has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisors (which are not "affiliated persons" as defined under the Investment Company Act of 1940, as amended (the "1940 Act"))  without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to Calvert by the Portfolio for the most recent fiscal year was 0.425% of the Portfolio's average daily net assets. (Subadvisory fees paid by Calvert to the Subadvisors are reflected in the total advisory fees paid by the Portfolio to Calvert.) Note: the advisory fee does not include any administrative service fees. A discussion regarding the basis for the Board's approval of the Portfolio's advisory agreement and each sub-advisory agreement is available in the annual report for the year ended December 31, 2006.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value ("NAV") of the Portfolio next determined after the applicable Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolio, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the investor. The investor will also bear any market risks associated with the security until the security can be sold. The redemption price is the NAV per share.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

How Shares are Priced

The price of shares is based on the Portfolio's NAV. The NAV is computed by adding the value of the Portfolio's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET).  The Portfolio is open for business each day the NYSE is open.

If the Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Directors, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board, pursuant to the Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized.  Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

Market Timing Policy

In general, the Portfolio is designed for long-term investment and not as a frequent or short-term trading ("market timing") vehicle. The Portfolio does not accommodate frequent purchases and redemptions of its shares. Accordingly, the Fund's Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Portfolio. The Portfolio believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert and the Subadvisors to implement the Portfolio's investment strategies. In addition, market timing can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. The Portfolio or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing.

Shareholders may hold the shares of the Portfolio through a financial intermediary which has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by a financial intermediary may be quite dissimilar from the policies adopted by the Fund's Board of Directors. The Board of Directors has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of the Portfolio through an omnibus account if the financial intermediary's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds shares of the Portfolio has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund's Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the shares of the Portfolio are held for more information on the market timing policies that apply to those shares.

Shares of the Portfolio are generally held through insurance company separate accounts. The Portfolio is available as an investment option under a number of different variable insurance products. Calvert monitors cashflows of the Portfolio to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies.  The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner.  Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make.  The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Portfolio and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Portfolio's ability to detect and deter market timing. Although the Fund has adopted policies and procedures to detect and prevent market timing in the Portfolio, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

There is no guarantee that Calvert will detect or prevent market timing activity. However, Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolio. Calvert will seek full cooperation from the financial intermediary maintaining the account to identify any underlying participant suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolio by such participant(s) or plan, or else the Portfolio will be withdrawn as an investment option for that account.

The Portfolio and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner's financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. The Portfolio and the distributor also may: modify any terms or conditions of purchase of shares of the Portfolio (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Dividends and Distributions

It is the Portfolio's intention to distribute substantially all of its net investment income, if any. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio less estimated expenses (including the investment advisory fee). All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at NAV.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance Policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five (5) fiscal years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower.   The information has been derived from the Portfolio's financial statements, which were audited by KPMG LLP. Their report, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.

Balanced Portfolio
Financial Highlights

	Years Ended
	December 31,	December 31,	December 31,
	2006	2005	2004
Net asset value, beginning	$1.943	$1.872	$1.758
Income from investment operations
Net investment income	.049	.034	.029
Net realized and unrealized gain (loss)	.122	.072	.116
Total from investment operations	.171	.106	.145
Distributions from
Net investment income	(.048)	(.035)	(.031)
Net realized gain	(.036)	--	--
Total distributions	(.084)	(.035)	(.031)
Total increase (decrease) in net asset value	.087	.071	.114
Net asset value, ending	$2.030	$1.943	$1.872

Total return*	8.77%	5.65%	8.26%
Ratios to average net assets: A
Net investment income	2.33%	1.78%	1.67%
Total expenses	.91%	.92%	.91%
Expenses before offsets	.91%	.92%	.91%
Net expenses	.90%	.92%	.91%
Portfolio turnover	132%	172%	186%
Net assets, ending (in thousands)	$478,705	$482,956	$467,771

		Years Ended
		December 31,	December 31,
		2003	2002
Net asset value, beginning		$1.500	$1.759
Income from investment operations
Net investment income		.026	.042
Net realized and unrealized gain (loss)		.264	(.256)
Total from investment operations		.290	(.214)
Distributions from
Net investment income		(.032)	(.045)
Net realized gains		--	--
Total distributions		(.032)	(.045)
Total increase (decrease) in net asset value		.258	(.259)
Net asset value, ending		$1.758	$1.500

Total return*		19.32%	(12.15%)
Ratios to average net assets: A
Net investment income		1.76%	2.57%
Total expenses		.93%	.91%
Expenses before offsets		.93%	.91%
Net expenses		.93%	.91%
Portfolio turnover		374%	552%
Net assets, ending (in thousands)		$404,898	$310,369

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
*     Total return is not annualized for periods less than one year.

SOCIAL EQUITY PORTFOLIO PROSPECTUS
April 30, 2007

About the Portfolio
45      Investment Objective, Strategy, Principal Risks, Past Performance
46      Fees and Expenses
47      Principal Investment Strategies and Risks

About Social Investing
48      Investment Selection Process
48      Socially Responsible Investment Criteria
49      Special Investment Program
49      High Social Impact Investments

About Your Investment
50      The Fund and its Management
51      Subadvisor and Portfolio Managers
52      Advisory Fees
52      Purchase, Exchange and Redemption of Shares
52      How Shares are Priced
53      Market Timing Policy
53      Dividends and Distributions
53      Taxes
54      Financial Highlights

The Social Equity Portfolio (the "Portfolio") of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Calvert Social Investment Fund Equity Portfolio. Performance of the two portfolios will differ.

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CVS Social Equity
Advisor:  Calvert Asset Management Company, Inc. ("Calvert")
Subadvisor:  Atlanta Capital Management Company, L.L.C.

Objective

CVS Social Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Portfolio's investment and social criteria.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities. "Equity securities" for purposes of this 80% policy means common stock. Shareholders will be provided with at least 60 days' notice before this 80% policy is changed. The Portfolio invests primarily in the common stocks of U.S. large-cap companies, although it may have other investments, including some foreign stocks and mid-cap stocks. The Portfolio defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor's ("S&P") 500 Index. The S&P 500 Index is reconstituted from time to time. The market capitalization range for the S&P 500 Index was $1.4 billion to $446.9 billion as of December 31, 2006. Under normal circumstances, the Portfolio seeks to have a weighted average market capitalization of at least $20 billion. The Portfolio also may purchase stocks outside the S&P 500 Index. Investment returns will be primarily from changes in the price of the Portfolio's holdings (capital appreciation).

The Subadvisor looks for established companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations. The Subadvisor may elect to sell a security when deteriorating business or financial prospects, excessive valuation, or other factors that conflict with the original rationale that support investing in the company make the investment less attractive in the Subadvisor's opinion.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those companies and other entities in which we invest whose products and services are sustainable, enhance the human condition and promote common global values, such as equality of opportunity and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

The stock market goes down.

The individual stocks in the Portfolio do not perform as well as expected, and/or the portfolio management practices do not work to achieve their desired result.

The prices of growth company securities held by the Portfolio may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

For the foreign securities held in the Portfolio, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CVS Social Equity Performance

The following bar chart and table show the Portfolio's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Portfolio. The chart shows how the performance has varied from year to year. The table compares the Portfolio's performance over time to that of the S&P 500 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Portfolio's returns compared to the Lipper Variable Annuity Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

CVS Social Equity
Year-by-Year Total Return

Best Quarter (of periods shown)	Q2 '03	14.70%
Worst Quarter (of periods shown)	Q1 '03	-4.94%

Average Annual Total Returns (as of December 31, 2006)

	1 year	Since
		Inception*
CVS Social Equity	10.06%	5.79%
S&P 500 Index	15.78%	8.02%
Lipper VA Multi-Cap Core Funds Average	11.79%	6.25%

*   Portfolio Inception is 4/30/02.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets. Note: the table does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, costs would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	Not Applicable
Maximum Deferred Sales Load	Not Applicable

Annual Fund Operating Expenses[1]
(expenses that are deducted from Fund assets)
Management Fees	0.70%
Other Expenses[2]	0.45%
Total Annual Fund Operating Expenses	1.15%
Less fee waiver and/or expense reimbursement[3]	0.07%
Net expenses	1.08%

1   Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fee paid by the Advisor to the Subadvisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.
2   "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.
3   The Advisor has contractually agreed to limit net annual fund operating expenses through April 30, 2008. The contractual expense cap is shown as "Net expenses"; this is the maximum amount of operating expenses that may be charged for this period. For purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the Fund may terminate the expense cap during the contractual period. The example below reflects the expense limit but only through the contractual date. The Portfolio has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line items "Expenses Before Offsets" and "Net Expenses." Net operating expenses after reductions for fees paid indirectly and fee waivers were 1.07%, for the year ended December 31, 2006. Under the circumstances, where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by credits earned. The amount the Advisor benefited from the credit was 0.06% for the most recent fiscal year. See "Investment Advisor and Subadvisor" in the Statement of Additional information ("SAI").

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

You reinvest all dividends and distributions;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

Any expense limitation is in effect for year one.

Note: the example does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
1 Year	3 Years	5 Years	10 Years
$110	$358	$626	$1,391

Principal Investment Strategies and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the earlier summary.  On the following pages are brief descriptions of these principal investment strategies and techniques, certain non-principal investment policies, and their risks.

For each of the investment strategies listed, the table below shows the Portfolio's limitations as a percentage of either its net or total assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to Table

J          Portfolio currently uses as a principal investment strategy
q          Permitted, but not a principal investment strategy
            (% of assets allowable, if restricted)
xN       Allowed up to x% of Portfolio's net assets
xT       Allowed up to x% of Portfolio's total assets

Investment Strategies

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

q

Temporary Defensive Positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, the Portfolio may not be able to achieve its investment objective. Risks: Opportunity.

q

Conventional Securities

Stocks in General

The Portfolio is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, growth, value, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Foreign Securities. Securities issued by companies whose principal place of business is located outside the U.S. For funds that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

25N

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

15N1

Illiquid securities. Securities which cannot be readily sold because there is no active market. High Social Impact Investments are illiquid. Risks: Liquidity, Market and Transaction.	15N

Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Portfolio will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

5T2

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

5N3

1 Excludes any high social impact investments. See "Special Investment Program" below.
2 Based on net premium payments.
3 Based on initial margin required to establish position.

The Portfolio has additional investment policies and restrictions which may include repurchase agreements, real estate investment trusts, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities and swap agreements. These policies and restrictions are discussed in the SAI.

Glossary of Investment Risk Type

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may exacerbate losses instead of reducing them.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for the Portfolio are first selected for financial soundness and then evaluated according to the Portfolio's social criteria. To the greatest extent possible, the Portfolio seeks to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for the Portfolio must meet the minimum standards for all its financial and social criteria. Investment decisions on whether a company meets the Portfolio's social criteria apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

Although the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, or create preferences for certain sectors or types of investments that may or may not be in favor in the market, Calvert and the Subadvisor of the Portfolio believe there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio's investment and social objectives.

The Portfolio may invest in Exchange-Traded Funds ("ETFs") for the limited purpose of hedging the Portfolio's cash position against the Portfolio's applicable benchmark.  The ETFs in which the Portfolio may invest will not be screened and will not be required to meet any of the social investment criteria otherwise applicable to investments made by the Portfolio.  In addition, the ETFs in which the Portfolio may invest may hold securities of companies or entities that the Portfolio could not invest in directly because such companies or entities do not meet the Portfolio's social investment criteria.   The principal purpose of investing in ETFs is not to achieve a social objective by investing in individual companies, but rather to help the Portfolio meet its investment objective by obtaining market exposure to securities in the Portfolio's applicable benchmark while enabling it to manage its need for periodic liquidity.

The selection of an investment by the Portfolio does not constitute endorsement or validation by the Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio's social criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Portfolio invests in accordance with the philosophy that long-term rewards to investors will come from those companies and other entities in which we invest whose products and services are sustainable, enhance the human condition and promote common global values, such as equality of opportunity and cooperative effort.  Moreover, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, workplace relations, human rights, indigenous peoples' rights, community relations, and positive business and product practices, as well as corporate governance.  Calvert believes that those enterprises that demonstrate positive social, environmental and governance performance are better prepared to address the challenges of the 21st century. By responding to such concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to the world.  These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

The Portfolio has developed social investment criteria, detailed below.  These criteria represent standards of behavior which few, if any, organizations totally satisfy.  As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisor. All social criteria may be changed by the Board of Directors without shareholder approval.

The Portfolio seeks to invest in companies that:

Demonstrate good environmental compliance and performance records, develop and market innovative products and services, and embrace and advance sustainable development.

Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.

Uphold corporate responsibility abroad, as well as at home, by developing and observing appropriate human rights standards.

Respect the rights of indigenous peoples and their territories, cultures, environment, and livelihood.

Produce or market products and services that are safe and enhance the health or quality of life of consumers.

Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

Exhibit sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The Portfolio seeks to avoid investing in companies that:

Are the subject of serious labor related actions by federal, state  or local regulatory agencies.

Have recent significant environmental fines or violations; are significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

Have serious and persistent human rights problems or directly support governments that systematically deny human rights.

Have a pattern and practice of violating the rights of indigenous peoples.

Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

Manufacture tobacco products.

Are significantly involved in the design, manufacture, sales or distribution of weapons.

Are significantly involved in the manufacture of alcoholic beverages.

Have direct involvement in gambling operations.

Have poor corporate governance or engage in harmful or unethical business practices.

Special Investment Program

As part of Calvert's and Portfolio shareholders' ongoing commitment to providing and fostering innovative initiatives, the Portfolio invests a small percentage of its assets in a special investment program -- High Social Impact Investments.

High Social Impact Investments

High Social Impact Investments is a program that targets a percentage of the Portfolio's assets (up to 1%) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. The Portfolio may engage in this program upon reaching $50 million in assets. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, the Portfolio believes that these investments have a significant social return through their impact in our local communities. High Social Impact Investments are valued under the direction of the Fund's Board of Directors.

Pursuant to an exemptive order, the Portfolio invests those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities. The Portfolio may also invest directly in high social impact issuers.

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a Policy owner in the shares is subject to the terms of the particular annuity or life insurance Policy and is described in the attached prospectus for the applicable Policy, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the Policy and the amount of annuity payments or life insurance benefits received under the Policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a Policy.

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2007, Calvert was the investment advisor for 40 mutual fund portfolios, including the first family and broadest array of socially screened funds, and had over $14 billion in assets under management.

Subadvisor and Portfolio Managers

Atlanta Capital Management Company, L.L.C. (Atlanta Capital), Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, is a majority-owned subsidiary of Eaton Vance Corp. Atlanta Capital has managed the Portfolio since its inception.

Information is provided below identifying each member of the team who is employed by or associated with the Subadvisor of the Portfolio and who is jointly and primarily responsible for the day-to-day management of the Portfolio (each a "Portfolio Manager").  The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the Portfolio.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 years	Role on Management Team

Daniel W. Boone, III, CFA	Managing Partner and Portfolio Manager	31 years (joined firm in 1976)	Also Executive Committee member and Co-Head of Investments	Lead Portfolio Manager

Marilyn R. Irvin	Senior Vice President, Principal and Portfolio Manager	18 years (joined firm in 1989)	2000-2004: also Analyst	Portfolio Manager

William R. Hackney III	Managing Partner and Portfolio Manager	12 years (joined firm in 1995)	Also Executive Committee member and Co-Head of Investments	Portfolio Manager

Richard B. England	Managing Director, Principal and Portfolio Manager	3 years (joined firm in 2004)	2001-2004: Senior Portfolio Manager, Putnam Investments. 2004-2007: Portfolio Manager, Atlanta Capital Management. July 31, 2006: Became Portfolio Manager for this Portfolio.	Portfolio Manager

The Portfolio has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor (which is not an "affiliated person" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")) without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to Calvert by the Portfolio for the most recent fiscal year was 0.50% of the Portfolio's average daily net assets. (Subadvisory fees paid by Calvert to the Subadvisor are reflected in the total advisory fees paid by the Portfolio to Calvert.) Note: the advisory fee does not include any administrative service fees. A discussion regarding the basis for the Board's approval of the Portfolio's advisory agreement and sub-advisory agreement is available in the annual report for the year ended December 31, 2006.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value ("NAV") of the Portfolio next determined after the applicable Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolio, although currently neither the Insurance Companies nor the Portfolio foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the investor. The investor will also bear any market risks associated with the security until the security can be sold. The redemption price is the NAV per share.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

How Shares are Priced

The price of shares is based on the Portfolio's NAV. The NAV is computed by adding the value of the Portfolio's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). The Portfolio is open for business each day the NYSE is open.

If the Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations.

Under the oversight of the Board of Directors, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board, pursuant to the Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized.  Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

Market Timing Policy

In general, the Portfolio is designed for long-term investment and not as a frequent or short-term trading ("market timing") vehicle. The Portfolio does not accommodate frequent purchases and redemptions of its shares. Accordingly, the Fund's Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Portfolio. The Portfolio believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert and the Subadvisor to implement the Portfolio's investment strategies. In addition, market timing can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. The Portfolio or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing.

Shareholders may hold the shares of the Portfolio through a financial intermediary which has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by a financial intermediary may be quite dissimilar from the policies adopted by the Fund's Board of Directors. The Board of Directors has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of the Portfolio through an omnibus account if the financial intermediary's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds shares of the Portfolio has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund's Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the shares of the Portfolio are held for more information on the market timing policies that apply to those shares.

Shares of the Portfolio are generally held through insurance company separate accounts. The Portfolio is available as an investment option under a number of different variable insurance products. Calvert monitors cashflows of the Portfolio to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies.  The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner.  Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make.  The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Portfolio and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Portfolio's ability to detect and deter market timing. Although the Fund has adopted policies and procedures to detect and prevent market timing in the Portfolio, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

There is no guarantee that Calvert will detect or prevent market timing activity. However, Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolio. Calvert will seek full cooperation from the financial intermediary  maintaining the account to identify any underlying participant suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolio by such participant(s) or plan, or else the Portfolio will be withdrawn as an investment option for that account.

The Portfolio and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner's financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. The Portfolio and the distributor may: modify any terms or conditions of purchase of shares of the Portfolio (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Dividends and Distributions

It is the Portfolio's intention to distribute substantially all of its net investment income, if any. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio less estimated expenses (including the investment advisory fee). All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at NAV.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance Policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five (5) fiscal years (or if shorter, the period of the Portfolio's operations). The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower. The information has been derived from the Portfolio's financial statements, which were audited by KPMG LLP. Their report, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.

Equity Portfolio
Financial Highlights

	Years Ended
	December 31,	December 31,	December 31,
	2006	2005	2004
Net asset value, beginning	$17.70	$16.94	$15.82
Income from investment operations
Net investment income (loss)	***	(.01)	.02
Net realized and unrealized gain (loss)	1.78	.78	1.11
Total from investment operations	1.78	.77	1.13
Distributions from
Net investment income	--	(.01)	(.01)
Total increase (decrease) in net asset value	1.78	.76	1.12
Net asset value, ending	$19.48	$17.70	$16.94

Total return*	10.06%	4.54%	7.16%
Ratios to average net assets: A
Net investment income (loss)	(.004%)	(.05%)	.14%
Total expenses	1.15%	1.34%	1.35%
Expenses before offsets	1.14%	1.12%	1.12%
Net expenses	1.07%	1.08%	1.08%
Portfolio turnover	42%	34%	16%
Net assets, ending (in thousands)	$9,938	$8,580	$9,564

	Year Ended	Period Ended
	December 31,	December 31,
	2003	2002**
Net asset value, beginning	$12.94	$15.00
Income from investment operations
Net investment income (loss)	(.01)	--
Net realized and unrealized gain (loss)	2.89	(2.06)
Total from investment operations	2.88	(2.06)
Distributions from
Net investment income	--	--
Total increase (decrease) in net asset value	2.88	(2.06)
Net asset value, ending	$15.82	$12.94

Total return*	22.27%	(13.73%)
Ratios to average net assets: A
Net investment income (loss)	(.07%)	.05% (a)
Total expenses	1.52%	1.86% (a)
Expenses before offsets	1.09%	1.05% (a)
Net expenses	1.06%	.98% (a)
Portfolio turnover	84%	16%
Net assets, ending (in thousands)	$6,983	$5,441

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a)    Annualized.
*     Total return is not annualized for periods less than one year.
**    From inception April 30, 2002.
***   Per share equals (.0007).

INCOME PORTFOLIO PROSPECTUS
April 30, 2007

About the Portfolio
57      Investment Objective, Strategy, Principal Risks, Past Performance
59      Fees and Expenses
60      Principal Investment Strategies and Risks

About Your Investment
61      The Fund and its Management
62      Advisor and Portfolio Managers
62      Advisory Fees
62      Purchase, Exchange and Redemption of Shares
62      How Shares are Priced
63      Market Timing Policy
64      Dividends and Distributions
64      Taxes
64      Financial Highlights

The Income Portfolio (the "Portfolio") of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Income Fund of The Calvert Fund. Performance of the two portfolios will differ.

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CVS Income
Advisor:  Calvert Asset Management Company, Inc. ("Calvert")

Objective

CVS Income seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income producing securities.

Principal Investment Strategies

The Portfolio uses an active strategy, seeking relative value to earn incremental income. The Portfolio typically invests at least 65% of its net assets in investment grade U.S. dollar denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's ("S&P") or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Portfolio's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the security's fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade in a security's credit quality rating is not an automatic signal to sell/buy that security.

The Portfolio invests principally in bonds issued by the U.S. Treasury and its agencies (e.g., Government National Mortgage Association), the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, and U.S. corporations. The Portfolio also may invest in taxable municipal securities and asset-backed securities ("ABS") of U.S. issuers.

The Portfolio may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS. The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or ABS classes with a higher priority of payment.

The Portfolio may invest up to 35% of its net assets in below-investment grade debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by S&P or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Portfolio's Advisor. Junk bonds are considered speculative securities.

The Portfolio may also invest up to 30% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The certificates represent the number of foreign issuers' securities the U.S. bank holds in the country of origin. The Portfolio may invest in either sponsored or unsponsored ADRs. A sponsored ADR may be preferable as the foreign issuer is then subject to U.S. reporting requirements and will pay some or all of the expenses of the depositary. With an unsponsored ADR, the ADR holders generally pay the expenses of the depositary, and the depositary may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Normally, less information is available on unsponsored ADRs.

The Portfolio's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Portfolio will invest in instruments with principal payments that are both fixed and variable.

The Portfolio may also use a hedging technique that involves short sales of U.S. Treasury securities for the purposes of managing the duration of the Portfolio. Any short sales are "covered" with an equivalent amount of high-quality, liquid securities.

See the "Principal Investment Strategies and Risks" Table below and the Statement of Additional Information ("SAI") for further discussion of these types of investments.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, most likely for any of the following reasons:

The Portfolio is non-diversified. Compared to other funds, the Portfolio may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Portfolio.

The market prices of bonds decline.

The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current market rate, which may be lower. Mortage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

The individual bonds in the Portfolio do not perform as well as expected, due to credit, political or other risks and/or the portfolio management practices do not work to achieve their desired result.

There is the risk that changes in interest rates will adversely affect the value of an investor's securities.

The Advisor's allocation among different sectors of the bond market does not perform as well as expected.

The Portfolio may be subject to currency risk, which may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, and are subject to greater price volatility and may be illiquid.

For the bonds in default (rated "D" by S&P or the equivalent by an NRSRO) held in the Portfolio, there is a significant risk of not achieving full recovery.

Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security.

For corporate and taxable municipal bonds as well as for collateralized loan obligations and collateralized debt obligations held in the Portfolio, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

For the foreign debt securities held in the Portfolio, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk.

The Portfolio employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Portfolio to have a relatively high amount of short-term capital gains, which may translate to higher transaction costs.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CVS Income Performance

The following bar chart and table show the Portfolio's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Portfolio. The chart shows how the performance has varied from year to year. The table compares the Portfolio's performance over time to that of the Lehman U.S. Credit Index, a widely recognized unmanaged index of bond prices. It also shows the Portfolio's returns compared to the Lipper Variable Annuity Corporate Debt Funds BBB-Rated Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

CVS Income
Year-by-Year Total Return

Best Quarter (of periods shown)	Q2 '03	5.90%
Worst Quarter (of periods shown)	Q2 '04	-1.57%

Average Annual Total Returns (as of December 31, 2006)

	1 year	Since
		Inception*
CVS Income	5.05%	7.20%
Lehman U.S. Credit Index	4.26%	6.08%
Lipper VA Corporate Debt Funds BBB-Rated Average	3.73%	4.63%

*  Portfolio Inception is 4/30/02.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets. Note: the table does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, costs would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	Not Applicable
Maximum Deferred Sales Load	Not Applicable

Annual Fund Operating Expenses[1]
(expenses that are deducted from Fund assets)
Management Fees	0.70%
Other Expenses[2]	0.20%
Total Annual Fund Operating Expenses[3]	0.90%

1   Expenses are based on the Portfolio's most recent fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.
2   "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.
3   Total Annual Fund Operating Expenses reflect an indirect fee resulting from the Portfolio's expense offset arrangement with the custodian bank. Under this arrangement, the custodian fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line items "Expense Before Offsets" and "Net Expenses." Net operating expenses after reductions for fees paid indirectly and fee waivers were 0.87%, for the year ended December 31, 2006.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

You reinvest all dividends and distributions;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

Any expense limitation is in effect for year one.

Note: the example does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
1 Year	3 Years	5 Years	10 Years
$92	$287	$498	$1,108

Principal Investment Strategies and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the earlier summary.  On the following pages are brief descriptions of these principal investment strategies and  techniques, certain non-principal investment policies, and their risks.

For each of the investment strategies listed, the table below shows the Portfolio's limitations as a percentage of either its net or total assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to Table

J        Portfolio currently uses as a principal investment strategy
q        Permitted, but not a principal investment strategy
         (% of assets allowable, if restricted)
xN      Allowed up to x% of Portfolio's net assets

Investment Strategies

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

J

Temporary Defensive Positions. During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Portfolio may not be able to achieve its investment objective. Risks: Opportunity.

q

Hedging Strategies. The hedging techniques of using short sales of U.S. Treasury securities may be used for the limited purpose of hedging interest rate risk. Any short sales are "covered" with an equivalent amount of high quality, liquid securities. Risks: Correlation and Opportunity.

J

Conventional Securities

Foreign Securities. Securities issued by companies whose principal place of business is located outside the U.S. This includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

30N

Investment grade bonds. Bonds rated BBB/Baa or higher by an NRSRO, or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	J

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

35N

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

J

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	15N

Unleveraged Derivative Securities

Asset-backed securities. Securities are backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases, or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

J

Mortgage-backed securities. Securities are backed by pools of mortgages, including senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

J

The Portfolio has additional non-principal investment policies and restrictions (for example, options, futures contracts, repurchase agreements, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities, swap agreements and short sales.) These policies and restrictions are discussed in the SAI.

Glossary of Investment Risk Type

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may exacerbate losses instead of reducing them.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term (duration and/or maturity) securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur when interest rates decline, typically reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current market rate which may be lower.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a Policy owner in the shares is subject to the terms of the particular annuity or life insurance Policy and is described in the attached prospectus for the applicable Policy, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the Policy and the amount of annuity payments or life insurance benefits received under the Policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a Policy.

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814,  is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2007, Calvert was the investment advisor for 40 mutual fund portfolios, including the first family and broadest array of socially screened funds, and had over $14 billion in assets under management.

Information is provided below identifying each member of the team who is employed by or associated with Calvert and who is jointly and primarily responsible for the day-to-day management of the Portfolio (each a "Portfolio Manager").  The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the Portfolio.

Calvert Asset Management Company, Inc.
See "The Fund and Its Management" above.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 years	Role on Management Team

Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997	Lead Portfolio Manager of the Portfolio and of Calvert's taxable fixed-income funds since 1997 Mr. Habeeb has over 20 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager

Advisory Fees

The annual advisory fee paid to Calvert by the Portfolio for the most recent fiscal year was 0.40% of the Portfolio's average daily net assets. Note: the advisory fee does not include any administrative service fees. A discussion regarding the basis for the Board's approval of the Portfolio's advisory agreement is available in the annual report for the year ended December 31, 2006.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value ("NAV") of the Portfolio next determined after the applicable Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolio, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940, as amended. The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio.The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the investor. The investor will also bear any market risks associated with the security until the security can be sold. The redemption price is the NAV per share.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

How Shares are Priced

The price of shares is based on the Portfolio's NAV. The NAV is computed by adding the value of the Portfolio's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). The Portfolio is open for business each day the NYSE is open.

If the Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Directors, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board, pursuant to the Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized.  Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

Market Timing Policy

In general, the Portfolio is designed for long-term investment and not as a frequent or short-term trading ("market timing") vehicle. The Portfolio does not accommodate frequent purchases and redemptions of its shares. Accordingly, the Fund's Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Portfolio.  The Portfolio believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert to implement the Portfolio's investment strategies. In addition, market timing can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. The Portfolio or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing.

Shareholders may hold the shares of the Portfolio through a financial intermediary which has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by a financial intermediary may be quite dissimilar from the policies adopted by the Fund's Board of Directors. The Board of Directors has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of the Portfolio through an omnibus account if the financial intermediary's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds shares of the Portfolio has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund's Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the shares of the Portfolio are held for more information on the market timing policies that apply to those shares.

Shares of the Portfolio are generally held through insurance company separate accounts. The Portfolio is available as an investment option under a number of different variable insurance products. Calvert monitors cashflows of the Portfolio to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies.  The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner.  Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make.  The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Portfolio and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Portfolio's ability to detect and deter market timing. Although the Fund has adopted policies and procedures to detect and prevent market timing in the Portfolio, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

There is no guarantee that Calvert will detect or prevent market timing activity. However, Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolio. Calvert will seek full cooperation from the financial intermediary  maintaining the account to identify any underlying participant suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolio by such participant(s) or plan, or else the Portfolio will be withdrawn as an investment option for that account.

The Portfolio and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner's financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. The Portfolio and the distributor also may: modify any terms or conditions of purchase of shares of the Portfolio (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Dividends and Distributions

It is the Portfolio's intention to distribute substantially all of its net investment income, if any. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio less estimated expenses (including the investment advisory fee). All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at NAV.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance Policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five (5) fiscal years (or if shorter, the period of the Portfolio's operations). The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower. The information has been derived from the Portfolio's financial statements, which were audited by KPMG LLP. Their report, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.

Income Portfolio
Financial Highlights

	Years Ended
	December 31,	December 31,	December 31,
	2006	2005	2004
Net asset value, beginning	$15.95	$15.93	$16.05
Income from investment operations
Net investment income	.68	.50	.39
Net realized and unrealized gain (loss)	.12	.10	.52
Total from investment operations	.80	.60	.91
Distributions from:
Net investment income	(.67)	(.48)	(.44)
Net realized and unrealized gain (loss)	(.06)	(.10)	(.59)
Total distributions	(.73)	(0.58)	(1.03)
Total increase (decrease) in net asset value	0.07	0.02	(.12)
Net asset value, ending	$16.02	$15.95	$15.93

Total return*	4.99%	3.78%	5.67%
Ratios to average net assets: A
Net investment income (loss)	4.74%	3.66%	2.84%
Total expenses	.90%	1.00%	1.03%
Expenses before offsets	.90%	1.00%	1.00%
Net expenses	.87%	.97%	.98%
Portfolio turnover	280%	454%	614%
Net assets, ending (in thousands)	$63,692	$47,477	$34,836

	Year Ended	Period Ended
	December 31,	December 31,
	2003	2002**
Net asset value, beginning	$15.46	$15.00
Income from investment operations
Net investment income	.44	.58
Net realized and unrealized gain (loss)	1.52	.41
Total from investment operations	1.96	.99
Distributions from:
Net investment income	(.57)	(.26)
Net realized and unrealized gain (loss)	(.80)	(.27)
Total distributions	(1.37)	(.53)
Total increase (decrease) in net asset value	.59	.46
Net asset value, ending	$16.05	$15.46

Total return*	12.70%	6.62%
Ratios to average net assets: A
Net investment income (loss)	3.54%	5.14% (a)
Total expenses	1.04%	1.06% (a)
Expenses before offsets	1.02%	1.00% (a)
Net expenses	.98%	.98% (a)
Portfolio turnover	1,636%	788%
Net assets, ending (in thousands)	$23,572	$15,183

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a)    Annualized.
*     Total return is not annualized for periods less than one year.
**    From inception April 30, 2002.

For investors who want more information about a Portfolio, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Portfolio's investments is available in the Portfolio's Annual and Semi-Annual reports to shareholders. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Portfolio provides more detailed information about the Portfolio, including a description of the Portfolio's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI  is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Portfolio by contacting your financial professional, or the Portfolio at:

Calvert Group, Ltd.
4550 Montgomery Ave., Suite 1000N
Bethesda, MD 20814

Telephone: 1-800-368-2745

The Portfolio's SAI and its Annual and Semi-Annual Reports are available free of charge, on Calvert's website at the Internet address listed below:

Calvert Website:
www.calvert.com

You can review and copy information about the Portfolio (including the SAI) at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolio are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act File No.: 811-3591


AMERITAS PORTFOLIOS
PROSPECTUS
April 30, 2007

2	Ameritas Income & Growth Portfolio
14	Ameritas Small Capitalization Portfolio
25	Ameritas MidCap Growth Portfolio
36	Ameritas MidCap Value Portfolio
48	Ameritas Small Company Equity Portfolio
60	Ameritas Core Strategies Portfolio
74	Ameritas Index 500 Portfolio
86	Ameritas Money Market Portfolio

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[Calvert logo]
Investments that make a difference

A UNIFI Company                                                                                           [Ameritas Logo]

AMERITAS INCOME & GROWTH PORTFOLIO
PROSPECTUS

April 30, 2007

About the Portfolio
3	Investment Objective and Strategies, Principal Risks, Past Performance
5	Fees and Expenses
6	Principal Investment Strategies and Risks

About Your Investment
7	The Fund and Its Management
8	Subadvisor and Portfolio Managers
9	Advisory Fees
9	Purchase, Exchange and Redemption of Shares
9	How Shares are Priced
10	Market Timing Policy
11	Dividends and Distributions
11	Taxes
12	Financial Highlights

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AMERITAS INCOME & GROWTH PORTFOLIO
Advisor:  Calvert Asset Management Company, Inc.
Subadvisor:  Fred Alger Management, Inc.

Objective

The Ameritas Income & Growth Portfolio (the "Portfolio") primarily seeks to provide a high level of dividend income. Its secondary goal is to provide capital appreciation. The objective may be changed by the Board of Directors of Calvert Variable Series, Inc. (the "Fund") without shareholder approval.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Subadvisor believes also offer opportunities for capital appreciation.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

The stock market goes down.

The individual stocks in the Portfolio do not perform as well as expected, and/or the portfolio management practices do not work to achieve their desired result.

The possibility that companies may cut or fail to declare dividends due to market downturns or other reasons.

The prices of growth company securities held by the Portfolio may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

The Portfolio employs an active style that seeks to position the Portfolio with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Portfolio to have a relatively high amount of short-term capital gains, which may translate to higher transaction costs.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ameritas Income & Growth Performance

The following bar chart and table show the Portfolio's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Portfolio. The chart shows how the performance has varied from year to year. The table compares the Portfolio's performance over time to that of the Standard & Poor's ("S&P") 500 Index. This is a widely recognized, unmanaged index of common stock prices. The table also shows the Portfolio's returns compared to the Lipper Variable Annuity Large Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Ameritas Income & Growth
Year-by-Year Total Return

Best Quarter (of periods shown)	Q2 '03	16.09%
Worst Quarter (of periods shown)	Q3 '02	-18.88%

Average Annual Total Returns (as of 12.31.06)

	1 year	5 years	Since
			Inception
			(11/1/99)
Ameritas Income & Growth	10.23%	2.41%	3.03%
S&P 500 Index	15.78%	6.19%	2.19%
Lipper VA Large Cap Core Funds Average	12.32%	4.33%	0.86%

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets. Note: the table does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, costs would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	Not Applicable
Maximum Deferred Sales Load	Not Applicable

Annual Fund Operating Expenses[1]
(expenses that are deducted from Portfolio assets)
Management Fees	0.675%
Other Expenses[2]	0.105%
Total Annual Fund Operating Expenses[3]	0.78%

1   Expenses are based on the Portfolio's most recent fiscal year. Management fees include the subadvisory fee paid by the Advisor to the Subadvisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. The administrative service fee is 0.05% of the Portfolio's average daily net assets.
2   "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.
3   The Advisor has contractually agreed to limit net annual fund operating expenses through April 30, 2008. The contractual expense cap of 0.78%, is the maximum amount of operating expenses that may be charged for this period. For purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. Only the Board of Directors of the Fund may terminate the expense cap during the contractual period. The example below reflects the expense limit but only through the contractual date. he Portfolio has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line items "Expenses Before Offsets" and "Net Expenses". Net operating expenses after reductions for fees paid indirectly and fee waivers were 0.77%, for the year ended December 31, 2006. Under the circumstances, where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by credits earned. See "Investment Advisor and Subadvisors" in the Statement of Additional Information.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

You reinvest all dividends and distributions;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

Any expense limitation is in effect for year one.

Note: the example does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
1 Year	3 Years	5 Years	10 Years
$80	$249	$433	$966

Principal Investment Strategies and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the earlier summary.  On the following pages are brief descriptions of these principal investment strategies and techniques, certain non-principal investment policies, and their risks.

For each of the investment strategies listed, the table below shows the Portfolio's limitations as a percentage of either its net or total assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks.) Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to the Table

J          Portfolio currently uses as a principal investment strategy
q          Permitted, but not a principal investment strategy
             (% of assets allowable, if restricted)
xN       Allowed up to x% of Portfolio's net assets
xT       Allowed up to x% of Portfolio's total assets

Investment Strategies

Active trading strategy/Turnover. involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

J

Temporary defensive positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Portfolio may not be able to achieve its investment objective.   Risks: Opportunity.

q

Conventional Securities

Stocks in general.

The Portfolio is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, growth, value, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	10N

The Portfolio has additional investment policies and restrictions, which may include repurchase agreements, borrowing, pledging, reverse repurchase agreements, securities lending and when-issued securities. These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Glossary of Investment Risk Type

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a Policy owner in the shares is subject to the terms of the particular annuity or life insurance Policy and is described in the attached prospectus for the applicable Policy, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under the Policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a Policy.

About Calvert Asset Management Company, Inc.

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space, furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2007, Calvert was the investment advisor for 40 mutual fund portfolios, including the first family and broadest array of socially screened funds, and  had over $14 billion in assets under management.

Calvert serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a Subadvisor to provide day-to-day portfolio management for the Portfolio.

Subadvisor and Portfolio Managers

Fred Alger Management, Inc. ("Alger"), 111 Fifth Avenue, New York, NY 10003, serves as the Subadvisor to the Portfolio.

Information is provided below identifying each member of the team who is employed by or associated with the Subadvisor of the Portfolio, and who is jointly and primarily responsible for the day-to-day management of the Portfolio (each a "Portfolio Manager").  The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the Portfolio.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 years	Role on Management Team

Dan C. Chung, CFA	Chief Executive Officer, Chief Investment Officer, Portfolio Manager	Mr. Chung has been with Alger since May 1994.

Mr. Chung is Chief Executive Officer, Chief Investment Officer, and Portfolio Manager of Alger.

He was named Chief Investment Officer in September 2001, President in 2003, and Chief Executive Officer in 2006.

Mr. Chung and Mr. Collins review portfolio holdings and performance on a regular basis and occasionally direct/suggest changes to Mr. Silverberg's positioning.

Kevin D. Collins, CFA	Senior Vice President, Co-Portfolio Manager, Senior Analyst	Mr. Collins has been with Alger since December 1996.	Mr. Collins is Senior Vice President, Co-Portfolio Manager, and Senior Analyst. He currently serves as a Senior Analyst covering the capital goods and industrial sectors.	Mr. Chung and Mr. Collins review portfolio holdings and performance on a regular basis and occasionally direct/suggest changes to Mr. Silverberg's positioning.

Andrew Silverberg	Vice President, Co-Portfolio Manager	Mr. Silverberg has been with Alger since October 2001.

Mr. Silverberg is a Vice President, Co-Portfolio Manager and Senior Analyst responsible for media and entertainment, Internet, consumer software, telecommunication services, gaming equipment, hotels and leisure industries.

Mr. Silverberg makes most individual purchase and sell decisions.

The Portfolio has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor (which is not an "affiliated person" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")) without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to the Advisor (Calvert as of November 18, 2006 and Ameritas Investment Corp. prior to this date) by the Portfolio for the most recent fiscal year was 0.625% of the Portfolio's average daily net assets. (Subadvisory fees paid by Calvert to the Subadvisor are reflected in the total advisory fees paid by the Portfolio to Calvert.) Note, the advisory fee does not include administrative service fees. A discussion regarding the basis for the approval by the Board of Directors of the Fund of the investment advisory agreement with Calvert and the subadvisory agreement with Alger is available in the Portfolio's Annual Report for the year ended December 31, 2006.

Purchase, Exchange and Redemption of Shares

The Portfolio offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value ("NAV") of the Portfolio next determined after the applicable Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolio, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the investor. The investor will also bear any market risks associated with the security until the security can be sold. The redemption price is the NAV per share.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

How Shares are Priced

The price of shares is based on the Portfolio's NAV. The NAV is computed by adding the value of the Portfolio's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). The Portfolio is open for business each day the NYSE is open.

If the Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations.

Under the oversight of the Board of Directors, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board, pursuant to the Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized.  Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

Market Timing Policy

In general, the Portfolio is designed for long-term investment and not as a frequent or short-term trading ("market timing") vehicle. The Portfolio does not accommodate frequent purchases and redemptions of its shares. Accordingly, the Fund's Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Portfolio. The Portfolio believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert and the Subadvisor to implement the Portfolio's investment strategies. In addition, market timing can disrupt the management of the Portfolio and raise its expenses through:  increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. The Portfolio or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing.

Shareholders may hold the shares of the Portfolio through a financial intermediary that has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted  by a financial intermediary may be quite dissimilar from the policies adopted by the Fund's Board of Directors. The Board of Directors has authorized Fund manangement to defer to the market timing policies of any financial intermediary that distributes shares of the Portfolio through an omnibus account if the financial intermediary's policies, in Fund management's judgement, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds shares of the Portfolio has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund's Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the Portfolio shares are held for more information on the market timing timing policies that apply to those shares.

Shares of the Portfolio are generally held through insurance company separate accounts. The Portfolio is available as an investment option under a number of different variable insurance products.  Calvert monitors cashflows of the Portfolio to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies.  The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner.  Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make.  The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Portfolio and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Portfolio's ability to detect and deter market timing. Although the Fund has adopted policies and procedures to detect and prevent market timing in the Portfolio, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

There is no guarantee that Calvert will detect or prevent market timing activity. However, Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolio. Calvert will seek full cooperation from the financial intermediary maintaining the account to identify any underlying participant suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolio by such participant(s) or plan, or else the Portfolio will be withdrawn as an investment option for that account.

The Portfolio and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner's financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. The Portfolio and the distributor also may: modify any terms or conditions of purchase of shares of the Portfolio (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Dividends and Distributions

It is the Portfolio's intention to distribute substantially all of its net investment income, if any. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at NAV.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past five (5) fiscal years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower. The information has been derived from the Portfolio's financial statements, which were audited by KPMG LLP. Their report, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.

Financial Highlights

	Years Ended
	December 31,	December 31,	December 31,
Ameritas Income & Growth Portfolio	2006	2005 (z)	2004
Net asset value, beginning	$13.16	$12.61	$11.80
Income from investment operations
Net investment income	.13	.12	.12
Net realized and unrealized gain (loss)	1.22	.48	.81
Total from investment operations	1.35	.60	.93
Distributions from
Net investment income	(.12)	(.05)	(.12)
Total increase (decrease) in net asset value	1.23	.55	.81
Net asset value, ending	$14.39	$13.16	$12.61

Total return*	10.23%	4.73%	7.86%
Ratios to average net assets: A
Net investment income	.90%	1.04%	.99%
Total expenses	.78%	.88%	.96%
Expenses before offsets	.78%	.79%	.81%
Net expenses	.77%	.78%	.78%
Portfolio turnover	121%	84%	96%
Net assets, ending (in thousands)	$148,987	$166,664	$45,751

	Years Ended
	December 31,	December 31,
Ameritas Income & Growth Portfolio	2003	2002
Net asset value, beginning	$9.12	$13.17
Income from investment operations
Net investment income	.06	.04
Net realized and unrealized gain (loss)	2.68	(4.05)
Total from investment operations	2.74	(4.01)
Distributions from
Net investment income	(.06)	(.04)
Total increase (decrease) in net asset value	2.68	(4.05)
Net asset value, ending	$11.80	$9.12

Total return*	30.03%	(30.44%)
Ratios to average net assets: A
Net investment income	.59%	.28%
Total expenses	.93%	.92%
Expenses before offsets	.78%	.81%
Net expenses	.78%	.78%
Portfolio turnover	173%	270%
Net assets, ending (in thousands)	$46,056	$39,951

A      Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
*      Not annualized for periods less than one year.
(z)    Per share figures are calculated using the Average Shares Method.

AMERITAS SMALL CAPITALIZATION PORTFOLIO
PROSPECTUS

April 30, 2007

About the Portfolio
15        Investment Objective and Strategies, Principal Risks, Past Performance
17        Fees and Expenses
18        Principal Investment Strategies and Risks

About Your Investment
19        The Fund and Its Management
20        Subadvisor and Portfolio Manager
20        Advisory Fees
20        Purchase, Exchange and Redemption of Shares
21        How Shares are Priced
22        Market Timing Policy
23        Dividends and Distributions
23        Taxes
23        Financial Highlights

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AMERITAS SMALL CAPITALIZATION PORTFOLIO
Advisor:  Calvert Asset Management Company, Inc.
Subadvisor:  Eagle Asset Management, Inc.

Objective

The Ameritas Small Capitalization Portfolio (the "Portfolio") seeks long-term capital appreciation. The objective may be changed by the Board of Directors of Calvert Variable Series, Inc. (the "Fund") without shareholder approval.

Principal Investment Strategies

The Portfolio focuses on small, rapidly-growing under-researched companies whose securities, in the Subadvisor's opinion, are trading at reasonable prices. Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) will be invested in the equity securities, such as common or preferred stocks, of small capitalization companies listed on U.S. exchanges or in the U.S. over-the-counter market. Shareholders will be provided with at least 60 days' notice before this 80% policy is changed. The Portfolio considers a small capitalization company to have a market capitalization within the range of companies in the Russell 2000 Growth Index.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

The stock market goes down.

The individual stocks in the Portfolio do not perform as well as expected, and/or the portfolio management practices do not work to achieve their desired result.

Prices of small-cap stocks may respond to market activity differently from and can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Therefore, the Portfolio may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

The Portfolio employs an active style that seeks to position the Portfolio with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Portfolio to have a relatively high amount of short-term capital gains, which may translate to higher transaction costs.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ameritas Small Capitalization Performance

The following bar chart and table show the Portfolio's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Portfolio. The chart shows how the performance has varied from year to year. The table compares the Portfolio's performance over time to that of the Russell 2000 Growth Index. This is a widely recognized, unmanaged index of common stock prices. The table also shows the Portfolio's returns compared to the Lipper Variable Annuity Small Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Portfolio.  The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Ameritas Small Capitalization
Year-by-Year Total Return

Best Quarter (of periods shown)	Q2 '03	21.20%
Worst Quarter (of periods shown)	Q1 '01	-26.77%

Average Annual Total Returns (as of 12.31.06)

	1 year	5 years	Since
			Inception
			(11/1/99)
Ameritas Small Capitalization	20.56%	2.63%	-3.56%
Russell 2000 Growth Index	13.35%	6.93%	3.51%
Lipper VA Small Cap Growth Funds Average	10.92%	5.38%	3.16%

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets. Note: the table does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, costs would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	Not Applicable
Maximum Deferred Sales Load	Not Applicable
Annual Fund Operating Expenses[1]
(expenses that are deducted from Portfolio assets)
Management Fees	0.90%
Other Expenses[2]	0.27%
Total Annual Fund Operating Expenses	1.17%
Less fee waiver and/or expense reimbursement[3]	0.17%
Net expenses	1.00%

1   Expenses are based on the Portfolio's most recent fiscal year. Management fees include subadvisory fees paid by the Advisor to the Subadvisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. The administrative service fee is 0.05% of the Portfolio's average daily net assets.
2   "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.
3   The Advisor has contractually agreed to limit net annual fund operating expenses through April 30, 2008. The contractual expense cap is shown as "Net expenses"; this is the maximum amount of operating expenses that may be charged for this period. For purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. Only the Board of Directors of the Fund may terminate the expense cap during the contractual period. The example below reflects the expense limit but only through the contractual date.  The Portfolio has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Under the circumstances, where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by credits earned. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line items "Expenses Before Offsets" and "Net Expenses". The amount the Advisor benefited from the credit was 0.05% for the most recent fiscal year. See "Investment Advisor and Subadvisors" in the Statement of Additional Information.

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

You reinvest all dividends and distributions;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

Any expense limitation is in effect for year one.

Note: the example does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
1 Year	3 Years	5 Years	10 Years
$102	$355	$627	$1,405

Principal Investment Strategies and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the earlier summary. On the following pages are brief descriptions of these principal investment strategies and techniques, certain non-principal investment policies, and their risks.

For each of the investment strategies listed, the table below shows the Portfolio's limitations as a percentage of either its net or total assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks.) Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to the Table

J        Portfolio currently uses as a principal investment strategy

q       Permitted, but not a principal investment strategy
          (% of assets allowable, if restricted)

xN     Allowed up to x% of Portfolio's net assets

xT     Allowed up to x% of Portfolio's total assets

Investment Strategies

Active trading strategy/Turnover. involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

J

Temporary defensive positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Portfolio may not be able to achieve its investment objective.  Risks: Opportunity.

q

Conventional securities

Stocks in general.

The Portfolio is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, growth, value, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

J

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	10N

The Portfolio has additional investment policies and restrictions, which may include repurchase agreements, borrowing, pledging, reverse repurchase agreements, securities lending and when-issued securities. These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Glossary of Investment Risk Type

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a Policy owner in the shares is subject to the terms of the particular annuity or life insurance Policy and is described in the attached prospectus for the applicable Policy, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the Policy and the amount of annuity payments or life insurance benefits received under the Policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a Policy.

About Calvert Asset Management Company, Inc.

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space, furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2007, Calvert was the investment advisor for 40 mutual fund portfolios, including the first family and broadest array of socially screened funds, and  had over $14 billion in assets under management.

Calvert serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a Subadvisor to provide day-to-day portfolio management for the Portfolio.

Subadvisor and Portfolio Manager

Eagle Asset Management, Inc. ("Eagle"), 880 Carillon Parkway, St. Petersburg, FL 33716, serves as the Subadvisor to the Portfolio. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients. Eagle is a wholly-owned, autonomous subsidiary of Raymond James Financial, Inc.

Information is provided below identifying the individual who is employed by or associated with the Subadvisor of the Portfolio, and who is primarily responsible for the day-to-day management of the Portfolio (the "Portfolio Manager").  The SAI provides additional information about the Portfolio Manager's management of other accounts, compensation and ownership of securities in the Portfolio.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 years

Bert Boksen, CFA	Senior Vice President and Managing Director	Mr. Boksen has been with Eagle since 1995.

Since 2002, Mr. Boksen has served as Manager and President of EB Management I, LLC, general partner of Investment Partnership. Mr. Boksen is Senior Vice President of Eagle, and has portfolio management responsibilities for Eagle's Small Cap Growth Equity accounts. Mr. Boksen was appointed Managing Director in June 1999.

The Portfolio has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor (which is not an "affiliated person" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")) without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to the Advisor (Calvert as of November 18, 2006 and Ameritas Investment Corp. prior to this date) by the Portfolio for the most recent fiscal year was 0.85% of the Portfolio's average daily net assets. (Subadvisory fees paid by Calvert to the Subadvisor are reflected in the total advisory fees paid by the Portfolio to Calvert.) Note, the advisory fee does not include administrative service fees.  A discussion regarding the basis for the approval by the Board of Directors of the Fund of the investment advisory agreement with Calvert and the subadvisory agreement with Eagle is available in the Portfolio's Annual Report for the year ended December 31, 2006.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value ("NAV") of the Portfolio next determined after the applicable Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolio, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the investor. The investor will also bear any market risks associated with the security until the security can be sold. The redemption price is the NAV per share.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

How Shares are Priced

The price of shares is based on the Portfolio's NAV. The NAV is computed by adding the value of the Portfolio's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). The Portfolio is open for business each day the NYSE is open.

If the Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations.

Under the oversight of the Board of Directors, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board, pursuant to the Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized.  Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

Market Timing Policy

In general, the Portfolio is designed for long-term investment and not as a frequent or short-term trading ("market timing") vehicle. The Portfolio does not accommodate frequent purchases and redemptions of its shares. Accordingly, the Fund's Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Portfolio. The Portfolio believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert and the Subadvisor to implement the Portfolio's investment strategies. In addition, market timing can disrupt the management of the Portfolio and raise its expenses through:  increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. The Portfolio or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing.

Shareholders may hold the shares of the Portfolio through a financial intermediary that has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted  by a financial intermediary may be quite dissimilar from the policies adopted by the Fund's Board of Directors. The Board of Directors has authorized Fund manangement to defer to the market timing policies of any financial intermediary that distributes shares of the Portfolio through an omnibus account if the financial intermediary's policies, in Fund management's judgement, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds shares of the Portfolio has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund's Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the Portfolio shares are held for more information on the market timing timing policies that apply to those shares.

Shares of the Portfolio are generally held through insurance company separate accounts. The Portfolio is available as an investment option under a number of different variable insurance products.  Calvert monitors cashflows of the Portfolio to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies.  The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner.  Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make.  The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Portfolio and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Portfolio's ability to detect and deter market timing. Although the Fund has adopted policies and procedures to detect and prevent market timing in the Portfolio,  because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

There is no guarantee that Calvert will detect or prevent market timing activity. However, Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolio. Calvert will seek full cooperation from the financial intermediary  maintaining the account to identify any underlying participant suspected of market timing.  Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolio by such participant(s) or plan, or else the Portfolio will be withdrawn as an investment option for that account.

The Portfolio and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner's financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. The Portfolio and the distributor also may: modify any terms or conditions of purchase of shares of the Portfolio (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Dividends and Distributions

It is the Portfolio's intention to distribute substantially all of its net investment income, if any. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at NAV.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past five (5) fiscal years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower. The information has been derived from the Portfolio's financial statements, which were audited by KPMG LLP. Their report, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.

Financial Highlights

	Years Ended
	December 31,	December 31,	December 31,
Ameritas Small Capitalization Portfolio	2006	2005	2004
Net asset value, beginning	$27.77	$27.06	$26.44
Income from investment operations
Net investment income (loss)	(.27)	(.20)	(.24)
Net realized and unrealized gain (loss)	5.98	.91	.86
Total from investment operations	5.71	.71	.62
Total increase (decrease) in net asset value	5.71	.71	.62
Net asset value, ending	$33.48	$27.77	$27.06

Total return*	20.56%	2.62%	2.34%
Ratios to average net assets: A
Net investment income (loss)	(.83%)	(.71%)	(.90%)
Total expenses	1.17%	1.22%	1.29%
Expenses before offsets	1.05%	1.08%	1.04%
Net expenses	1.00%	1.00%	1.00%
Portfolio turnover	67%	49%	349%
Net assets, ending (in thousands)	$39,192	$35,509	$39,880

	Years Ended
	December 31,	December 31,
Ameritas Small Capitalization Portfolio	2003	2002
Net asset value, beginning	$19.04	$29.40
Income from investment operations
Net investment income (loss)	(.19)	(.23)
Net realized and unrealized gain (loss)	7.59	(10.13)
Total from investment operations	7.40	(10.36)
Total increase (decrease) in net asset value	7.40	(10.36)
Net asset value, ending	$26.44	$19.04

Total return*	38.87%	(35.24%)
Ratios to average net assets: A
Net investment income (loss)	(.83%)	(.91%)
Total expenses	1.26%	1.16%
Expenses before offsets	1.04%	1.05%
Net expenses	1.00%	1.00%
Portfolio turnover	169%	140%
Net assets, ending (in thousands)	$42,096	$31,762

A      Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
*      Not annualized for periods less than one year.

AMERITAS MIDCAP GROWTH PORTFOLIO PROSPECTUS
April 30, 2007

About the Portfolio
26	Investment Objective and Strategies, Principal Risks, Past Performance
28	Fees and Expenses
29	Principal Investment Strategies and Risks

About Your Investment
30	The Fund and Its Management
31	Subadvisor and Portfolio Managers
32	Advisory Fees
32	Purchase, Exchange and Redemption of Shares
32	How Shares are Priced
33	Market Timing Policy
34	Dividends and Distributions
34	Taxes
34	Financial Highlights

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AMERITAS MIDCAP GROWTH PORTFOLIO
Advisor:   Calvert Asset Management Company, Inc.
Subadvisor:   Fred Alger Management, Inc.

Objective

The Ameritas MidCap Growth Portfolio (the "Portfolio") seeks long-term capital appreciation. The objective may be changed by the Board of Directors of Calvert Variable Series, Inc. (the "Fund") without shareholder approval.

Principal Investment Strategies

The Portfolio invests in midsize companies with promising growth potential. Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) will be invested in the equity securities, such as common or preferred stocks, of mid-capitalization companies listed on U.S. exchanges or in the U.S. over-the-counter market. Shareholders will be provided with at least 60 days' notice before this 80% policy is changed. The Portfolio considers a mid-capitalization company to have a market capitalization within the range of companies in the Russell MidCap Growth Index. Most companies in the Index have a capitalization of $500 million to $15 billion.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

The stock market goes down.

The individual stocks in the Portfolio do not perform as well as expected, and/or the portfolio management practices do not work to achieve their desired result.

The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.

Prices of mid-cap stocks may respond to market activity differently from and can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

The prices of growth company securities held by the Portfolio may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

The Portfolio employs an active style that seeks to position the Portfolio within securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Portfolio to have a relatively high amount of short-term capital gains, which may translate to higher transaction costs.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ameritas Midcap Growth Performance

The bar chart and table show the Portfolio's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Portfolio. The chart shows how the performance has varied from year to year. The table compares the Portfolio's performance over time to that of the Russell MidCap Growth Index.  This is a widely recognized unmanaged index of common stock prices. The table also shows the Portfolio's returns compared to the Lipper Variable Annuity Mid-cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Portfolio.  The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Ameritas Midcap Growth
Year-by-Year Total Return

Best Quarter (of periods shown)	Q1 '00	22.00%
Worst Quarter (of periods shown)	Q3 '02	-18.73%

Average Annual Total Returns (as of 12.31.06)

	1 year	5 years	Since
			Inception
			(11/1/99)
Ameritas MidCap Growth	9.25%	7.31%	8.65%
Russell MidCap Growth Index	10.66%	8.22%	4.32%
Lipper VA Mid-cap Growth Funds Average	8.40%	5.33%	2.90%

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets. Note: the table does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, costs would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	Not Applicable
Maximum Deferred Sales Load	Not Applicable

Annual Fund Operating Expenses[1]
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Other Expenses[2]	0.18%
Total Annual Fund Operating Expenses	1.03%
Less fee waiver and/or expense reimbursement[3]	0.09%
Net expenses	0.94%

1   Expenses are based on the Portfolio's most recent fiscal year. Management fees include the subadvisory fees paid by the Advisor to the Subadvisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. The administrative service fee is 0.05% of the Portfolio's average daily net assets.
2   "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.
3   The Advisor has contractually agreed to limit net annual fund operating expenses through April 30, 2008. The contractual expense cap is shown as "Net expenses"; this is the maximum amount of operating expenses that may be charged for this period. For purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. Only the Board of Directors of the Fund may terminate the expense cap during the contractual period. The example below reflects the expense limit but only through the contractual date.The Portfolio has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Under the circumstances, where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by credits earned. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line items "Expenses Before Offsets" and "Net Expenses". The amount the Advisor benefited from the credit was 0.01% for the most recent fiscal year. See "Investment Advisor and Subadvisors" in the Statement of Additional Information.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

You reinvest all dividends and distributions;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

Any expense limitation is in effect for year one.

Note: the example does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
1 Year	3 Years	5 Years	10 Years
$96	$319	$560	$1,251

Principal Investment Strategies and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the earlier summary.  On the following pages are brief descriptions of these principal investment strategies and techniques, certain non-principal investment policies, and their risks.

For each of the investment strategies listed, the table below shows the Portfolio's limitations as a percentage of either its net or total assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks.) Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to the Table

J       Portfolio currently uses as a principal investment strategy
q       Permitted, but not a principal investment strategy
          (% of assets allowable, if restricted)
Xn     Allowed up to x% of Portfolio's net assets
xT     Allowed up to x% of Portfolio's total assets

Investment Strategies

Active trading strategy/Turnover. involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

J

Temporary defensive positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Portfolio may not be able to achieve its investment objective.

q
Risks: Opportunity.

Conventional securities

Stocks in general.

The Portfolio is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, growth, value, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market

J

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	10N

The Portfolio has additional investment policies and restrictions, which may include repurchase agreements, borrowing, pledging, reverse repurchase agreements, securities lending and when-issued securities. These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Glossary of Investment Risk Type

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a Policy owner in the shares is subject to the terms of the particular annuity or life insurance Policy and is described in the attached prospectus for the applicable Policy, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a Policy.

About Calvert Asset Management Company, Inc.

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space, furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2007, Calvert was the investment advisor for 40 mutual fund portfolios, including the first family and broadest array of socially screened funds, and had over $14 billion in assets under management.

Calvert serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a Subadvisor to provide day-to-day portfolio management for the Portfolio.

Subadvisor and Portfolio Managers

Fred Alger Management, Inc. ("Alger"), 111 Fifth Avenue, New York, NY 10003, serves as the Subadvisor to the Portfolio.

Information is provided below identifying each member of the team who is employed by or associated with the Subadvisor of the Portfolio, and who is jointly and primarily responsible for the day-to-day management of the Portfolio (each a "Portfolio Manager").  The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the Portfolio.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 years	Role on Management Team

Dan C. Chung, CFA	Chief Executive Officer, Chief Investment Officer, Portfolio Manager	Mr. Chung has been with Alger since May 1994.

Mr. Chung is Chief Executive Officer, Chief Investment Officer, and Portfolio Manager of Alger.

He was named Chief Investment Officer in September 2001, President in 2003, and Chief Executive Officer in 2006.

Mr. Chung and Mr. Silverberg both purchase stocks for the Portfolio.  It is generally a consensus decision.  They both review holdings and performance regularly and make changes where necessary. Mr. Silverberg is Assistant Portfolio Manager.

Andrew Silverberg	Vice President, Assistant Portfolio Manager, Senior Analyst	Mr. Silverberg has been with Alger since October 2001.

Andrew Silverberg is a Vice President, Assistant Portfolio Manager and Senior Analyst responsible for media & entertainment, internet and consumer software industries. He also assists on Alger's MidCap portfolios. Andrew has 6 years of experience. He joined Alger in September 2001 from Mark Asset Management Corp.

Mr. Chung and Mr. Silverberg both purchase stocks for the Portfolio.  It is generally a consensus decision.  They both review holdings and performance regularly and make changes where necessary. Mr. Silverberg is Assistant Portfolio Manager

The Portfolio has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor (which is not an "affiliated person" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")) without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to the Advisor (Calvert as of November 18, 2006 and Ameritas Investment Corp. prior to this date) by the Portfolio for the most recent fiscal year was 0.80% of the Portfolio's average daily net assets. (Subadvisory fees paid by Calvert to the Subadvisor are reflected in the total advisory fees paid by the Portfolio to Calvert.) Note, the advisory fee does not include administrative service fees. A discussion regarding the basis for the approval by the Board of Directors of the Fund of the investment advisory agreement with Calvert and the subadvisory agreement with Alger is available in the Portfolio's Annual Report for the year ended December 31, 2006.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value ("NAV") of the Portfolio next determined after the applicable Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolio, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the investor. The investor will also bear any market risks associated with the security until the security can be sold. The redemption price is the NAV per share.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

How Shares are Priced

The price of shares is based on the Portfolio's NAV. The NAV is computed by adding the value of the Portfolio's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). The Portfolio is open for business each day the NYSE is open.

If the Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations.

Under the oversight of the Board of Directors, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board, pursuant to the Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized.  Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

Market Timing Policy

In general, the Portfolio is designed for long-term investment and not as a frequent or short-term trading ("market timing") vehicle. The Portfolio does not accommodate frequent purchases and redemptions of its shares. Accordingly, the Fund's Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Portfolio. The Portfolio believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert and the Subadvisor to implement the Portfolio's investment strategies. In addition, market timing can disrupt the management of the Portfolio and raise its expenses through:  increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. The Portfolio or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing.

Shareholders may hold the shares of the Portfolio through a financial intermediary that has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted  by a financial intermediary may be quite dissimilar from the policies adopted by the Fund's Board of Directors. The Board of Directors has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of the Portfolio through an omnibus account if the financial intermediary's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions.

Shares of the Portfolio are generally held through insurance company separate accounts. The Portfolio is available as an investment option under a number of different variable insurance products. Calvert monitors cashflows of the Portfolio to help detect market timing.

Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds shares of the Portfolio has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund's Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the Portfolio shares are held for more information on the market timing policies that apply to those shares.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies.  The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner.  Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make.  The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Portfolio and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Portfolio's ability to detect and deter market timing. Although the Fund has adopted policies and procedures to detect and prevent market timing in the Portfolio, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

There is no guarantee that Calvert will detect or prevent market timing activity. However, Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolio. Calvert will seek full cooperation from the financial intermediary  maintaining the account to identify any underlying participant suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolio by such participant(s) or plan, or else the Portfolio will be withdrawn as an investment option for that account.

The Portfolio and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner's financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. The Portfolio and the distributor also may: modify any terms or conditions of purchase of shares of the Portfolio (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Dividends and Distributions

It is the Portfolio's intention to distribute substantially all of its net investment income, if any. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at NAV.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past five (5) fiscal years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower. The information has been derived from the Portfolio's financial statements, which were audited by KPMG LLP. Their report, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.

Financial Highlights

	Years Ended
	December 31,	December 31,
Ameritas MidCap Growth Portfolio	2006	2005
Net asset value, beginning	$37.00	$35.71
Income from investment operations
Net investment income (loss)	(.14)	(.10)
Net realized and unrealized gain (loss)	3.58	4.14
Total from investment operations	3.44	4.04
Distributions from
Net realized gain	(4.48)	(2.75)
Total distributions	(4.48)	(2.75)
Total increase (decrease) in net asset value	(1.04)	1.29
Net asset value, ending	$35.96	$37.00

Total return*	9.25%	11.27%
Ratios to average net assets: A
Net investment income (loss)	(.38%)	(.29%)
Total expenses	1.03%	1.06%
Expenses before offsets	.95%	.95%
Net expenses	.94%	.94%
Portfolio turnover	295%	225%
Net assets, ending (in thousands)	$72,883	$76,216

	Years Ended
	December 31,	December 31,	December 31,
Ameritas MidCap Growth Portfolio	2004	2003	2002
Net asset value, beginning	$31.49	$21.38	$30.50
Income from investment operations
Net investment income (loss)	(.22)	(.19)	(.18)
Net realized and unrealized gain (loss)	4.44	10.30	(8.94)
Total from investment operations	4.22	10.11	(9.12)
Total increase (decrease) in net asset value	4.22	10.11	(9.12)
Net asset value, ending	$35.71	$31.49	$21.38

Total return*	13.40%	47.29%	(29.90%)
Ratios to average net assets: A
Net investment income (loss)	(.65%)	(.73%)	(.60%)
Total expenses	1.06%	1.04%	1.05%
Expenses before offsets	.94%	.94%	.94%
Net expenses	.94%	.94%	.94%
Portfolio turnover	230%	213%	325%
Net assets, ending (in thousands)	$75,868	$74,051	$52,917

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
*     Not annualized for periods less than one year.

AMERITAS MIDCAP VALUE PORTFOLIO PROSPECTUS
April 30, 2007

About the Portfolio
37	Investment Objective and Strategies, Principal Risks, Past Performance
39	Fees and Expenses
40	Principal Investment Strategies and Risks

About Your Investment
41	The Fund and Its Management
42	Subadvisor and Portfolio Managers
44	Advisory Fees
44	Purchase, Exchange and Redemption of Shares
44	How Shares are Priced
45	Market Timing Policy
46	Dividends and Distributions
46	Taxes
46	Financial Highlights

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AMERITAS MIDCAP VALUE PORTFOLIO (formerly the Ameritas Focused MidCap Value Portfolio)
Advisor:  Calvert Asset Management Company, Inc.
Subadvisor:  RiverSource Investments LLP

Objective

The Ameritas MidCap Value Portfolio (formerly the Ameritas Focused MidCap Value Portfolio) (the "Portfolio") seeks long-term capital appreciation. This objective may be changed by the Board of Directors of Calvert Variable Series, Inc. (the "Fund") without shareholder approval.

Principal Investment Strategies

The Ameritas MidCap Value Portfolio invests primarily in common stocks of U.S. companies. The Portfolio is non-diversified, which means that it is not limited under the Investment Company Act of 1940 to a percentage of assets that it may invest in any one issuer. Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) will be invested in equity securities of mid-capitalization companies. Shareholders will be provided with at least 60 days' notice before this 80% policy is changed. The Portfolio considers a mid-capitalization company to have a market capitalization within the range of companies in the Russell Mid-Cap Value Index.

The Portfolio may also invest up to 25% of its net assets in foreign securities.

In addition to the principal investment strategies described above, the Portfolio may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

The market prices of stocks or debt securities decline.

The individual stocks and debt securities in the Portfolio do not perform as well as expected (including the risk that the Subadvisor's forecast as to interest rates of debt securities is not correct), and/or the portfolio management practices do not work to achieve their desired result.

The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.

Prices of mid-cap stocks may respond to market activity differently from and can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

The market may not recognize a security's intrinsic value for a long time.

A stock judged to be undervalued by the Portfolio's Advisor may actually be appropriately priced.

The Portfolio is non-diversified. Compared to other funds, the Portfolio may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have a greater impact on the Portfolio.

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

There is the risk that changes in interest rates of debt securities will adversely affect the value of an investor's securities.

The credit quality of the debt securities deteriorates, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ameritas MidCap Value Performance

The following bar chart and table show the Portfolio's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Portfolio. The chart shows how the performance has varied from year to year. The table compares the Portfolio's performance over time to that of the Russell Mid-Cap Value Index. This is a widely recognized unmanaged index of common stock prices. The table also shows the Portfolio's returns compared to the Lipper Variable Annuity Multi-Cap Value Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Ameritas MidCap Value
Year-by-Year Total Return

Best Quarter (of periods shown)	Q2 '03	15.31%
Worst Quarter (of periods shown)	Q3 '02	-15.21%

Average Annual Total Returns (as of 12.31.06)

	1 year	5 Years	Since
			Inception
			(1/2/01)
Ameritas MidCap Value	13.59%	7.84%	9.62%
Russell Mid-Cap Value Index	20.22%	15.88%	13.51%
Lipper VA Multi-Cap Value Funds Average	16.00%	8.04%	6.23%

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets. Note: the table does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, costs would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	Not Applicable
Maximum Deferred Sales Load	Not Applicable

Annual Fund Operating Expenses[1]
(expenses that are deducted from Portfolio assets)
Management Fees	0.97%
Other Expenses[2]	0.18%
Total Annual Fund Operating Expenses[3]	1.15%

1   Expenses are based on the Portfolio's most recent fiscal year. Management fees include the subadvisory fee paid by the Advisor to the Subadvisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. The administrative service fee is 0.05% of the Portfolio's average daily net assets.
2   "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.
3   Total Annual Fund Operating Expenses reflect an indirect fee resulting from the Portfolio's expense offset arrangement with the custodian bank and fees before waivers. Under this arrangement, the custodian fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line items "Expenses Before Offsets" and "Net Expenses". Net operating expenses after reductions for fees paid indirectly and fee waivers were 1.11% for the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

You reinvest all dividends and distributions;

Your investment has a 5% return each year; and

The Portfolio's operating expenses remain the same.

Note: the example does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
1 Year	3 Years	5 Years	10 Years
$117	$365	$633	$1,398

Principal Investment Strategies and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the earlier summary. On the following pages are brief descriptions of these principal investment strategies and techniques, certain non-principal investment policies, and their risks.

For each of the investment strategies listed, the table below shows the Portfolio's limitations as a percentage of either its net or total assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks.) Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to the Table

J        Portfolio currently uses as a principal investment strategy
q        Permitted, but not a principal investment strategy
         (% of assets allowable, if restricted)
xN      Allowed up to x% of Portfolio's net assets
xT      Allowed up to x% of Portfolio's total assets

Investment Strategies

Active trading strategy/Turnover. involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

q

Temporary defensive positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Portfolio may not be able to achieve its investment objective. Risks: Opportunity.

q

Conventional Securities

Stocks in general.

The Portfolio is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, growth, value, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Investment grade bonds. Bonds rated BBB/Baa or higher by a recognized rating agency or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	25T

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

J

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	15N

The Portfolio has additional investment policies and restrictions, which may include repurchase agreements, borrowing, pledging, reverse repurchase agreements, securities lending and when-issued securities. These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Glossary of Investment Risk Type

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a Policy owner in the shares is subject to the terms of the particular annuity or life insurance Policy and is described in the attached prospectus for the applicable Policy, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the Policy and the amount of annuity payments or life insurance benefits received under the Policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a Policy.

About Calvert Asset Management Company, Inc.

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space, furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2007, Calvert was the investment advisor for 40 mutual fund portfolios, including the first family and broadest array of socially screened funds,  and had over $14 billion in assets under management.

Calvert serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a Subadvisor to provide day-to-day portfolio management for the Portfolio.

Subadvisor and Portfolio Managers

RiverSource Investments, LLC ("RiverSource"), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, serves as the Subadvisor to the Portfolio. RiverSource is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years.

Information is provided below identifying each member of the team who is employed by or associated with the Subadvisor of the Portfolio, and who is jointly and primarily responsible for the day-to-day management of the Portfolio (each a "Portfolio Manager").  The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the Portfolio.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 years	Role on Management Team

Warren Spitz	Senior Portfolio Manager	Mr. Spitz has been with RiverSource since 2000.

Joined RiverSource in 2000 as a Senior Portfolio Manager.
Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.
Began investment career in 1984.
MBA, Wharton School, University of Pennsylvania.

Portfolio Manager

Steve Schroll	Portfolio Manager	Mr. Schroll has been with RiverSource since 1998.

Joined RiverSource  in 1998 as a Senior Security Analyst.
Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset. Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.
Began investment career in 1981.
MBA, University of Minnesota.

Portfolio Manager

Laton Spahr, CFA	Portfolio Manager	Mr. Spahr has been with RiverSource since 2001.

Joined RiverSource in 2001 as a Security Analyst.
Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.
Began investment career in 1998.
MS, University of Wisconsin, Applied Security Analysis Program.

Portfolio Manager

Paul Stocking	Associate Portfolio Manager	Mr. Stocking has been with RiverSource since 1995.	Joined RiverSource in 1995 as a Senior Equity Analyst. Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking. Began invesment career in 1987. MBA, University of Chicago.	Portfolio Manager

The Portfolio has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor (which is not an "affiliated person" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")) without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to the Advisor (Calvert as of November 18, 2006 and Ameritas Investment Corp. prior to this date) by the Portfolio for the most recent fiscal year was 0.92% of the Portfolio's average daily net assets. (Subadvisory fees paid by Calvert to the Subadvisor are reflected in the total advisory fees paid by the Portfolio to Calvert.) Note, the advisory fee does not include administrative service fees. A discussion regarding the basis for the approval by the Board of Directors of the Fund of the investment advisory agreement with Calvert is available in the Portfolio's Annual Report for the year ended December 31, 2006. A discussion regarding the basis for the approval by the Board of Directors of the investment subadvisory agreement with RiverSource will be in the Portfolio's June 30, 2007 semi-annual report.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value ("NAV") of the Portfolio next determined after the applicable Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolio, although currently neither the Insurance Companies nor the Portfolio foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the investor. The investor will also bear any market risks associated with the security until the security can be sold. The redemption price is the NAV per share.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

How Shares are Priced

The price of shares is based on the Portfolio's NAV. The NAV is computed by adding the value of the Portfolio's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). The Portfolio is open for business each day the NYSE is open.

If the Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations.

Under the oversight of the Board of Directors, the advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board, pursuant to the Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized.  Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

Market Timing Policy

In general, the Portfolio is designed for long-term investment and not as a frequent or short-term trading ("market timing") vehicle. The Portfolio does not accommodate frequent purchases and redemptions of its shares. Accordingly, the Fund's Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Portfolio. The Portfolio believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert and the Subadvisor to implement the Portfolio's investment strategies. In addition, market timing can disrupt the management of the Portfolio and raise its expenses through:  increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. The Portfolio or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing.

Shareholders may hold the shares of the Portfolio through a financial intermediary that has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted  by a financial intermediary may be quite dissimilar from the policies adopted by the Fund's Board of Directors. The Board of Directors has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of the Portfolio through an omnibus account if the financial intermediary's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds shares of the Portfolio has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund's Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the Portfolio shares are held for more information on the market timing policies that apply to those shares.

Shares of the Portfolio are generally held through insurance company separate accounts. The Portfolio is available as an investment option under a number of different variable insurance products. Calvert monitors cashflows of the Portfolio to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies.  The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner.  Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make.  The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Portfolio and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Portfolio's ability to detect and deter market timing. Although the Fund has adopted policies and procedures to detect and prevent market timing in the Portfolio, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

There is no guarantee that Calvert will detect or prevent market timing activity. However, Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolio. Calvert will seek full cooperation from the financial intermediary maintaining the account to identify any underlying participant suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolio by such participant(s) or plan, or else the Portfolio will be withdrawn as an investment option for that account.

The Portfolio and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner's financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. The Portfolio and the distributor also may: modify any terms or conditions of purchase of shares of the Portfolio (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Dividends and Distributions

It is the Portfolio's intention to distribute substantially all of its net investment income, if any. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at NAV.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level.  For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past five (5) fiscal years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower. The information has been derived from the Portfolio's financial statements, which were audited by KPMG LLP. Their report, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.

Financial Highlights

	Years Ended
	December 31,	December 31,	December 31,
Ameritas Midcap Value Portfolio	2006	2005	2004
Net asset value, beginning	$22.15	$21.53	$19.78
Income from investment operations
Net investment income	.02	.03	.07
Net realized and unrealized gain (loss)	3.00	1.22	1.76
Total from investment operations	3.02	1.25	1.83
Distributions from:
Net investment income	(.02)	(.03)	(.08)
Net realized gains	(1.66)	(.60)	--
Total distributions	(1.68)	(.63)	(.08)
Total increase (decrease) in net asset value	1.34	.62	1.75
Net asset value, ending	$23.49	$22.15	$21.53

Total return*	13.59%	5.80%	9.23%
Ratios to average net assets: A
Net investment income	.08%	.15%	.38%
Total expenses	1.15%	1.20%	1.22%
Expenses before offsets	1.15%	1.20%	1.22%
Net expenses	1.11%	1.15%	1.21%
Portfolio turnover	56%	29%	29%
Net assets, ending (in thousands)	$61,440	$47,655	$36,184

	Years Ended
	December 31,	December 31,
Ameritas Midcap Value Portfolio	2003	2002
Net asset value, beginning	$15.33	$17.84
Income from investment operations
Net investment income	.04	--
Net realized and unrealized gain (loss)	4.44	(2.50)
Total from investment operations	4.48	(2.50)
Distributions from:
Net investment income	(.03)	(.01)
Total increase (decrease) in net asset value	4.45	(2.51)
Net asset value, ending	$19.78	$15.33

Total return*	29.22%	(14.04%)
Ratios to average net assets: A
Net investment income	.24%	.03%
Total expenses	1.29%	1.30%
Expenses before offsets	1.29%	1.30%
Net expenses	1.22%	1.23%
Portfolio turnover	28%	16%
Net assets, ending (in thousands)	$31,972	$25,253

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
*     Not annualized for periods less than one year.

AMERITAS SMALL COMPANY EQUITY PORTFOLIO PROSPECTUS
April 30, 2007

About the Portfolio
49	Investment Objective and Strategies, Principal Risks, Past Performance
52	Fees and Expenses
53	Principal Investment Strategies and Risks

About Your Investment
54	The Fund and Its Management
55	Subadvisor and Portfolio Managers
56	Advisory Fees
56	Purchase, Exchange and Redemption of Shares
56	How Shares are Priced
57	Market Timing Policy
58	Dividends and Distributions
58	Taxes
58	Financial Highlights

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AMERITAS SMALL COMPANY EQUITY PORTFOLIO
Advisor:  Calvert Asset Management Company, Inc.
Subadvisor:  OFI Institutional Asset Management, Inc.

Objective

The Ameritas Small Company Equity Portfolio (the "Portfolio") seeks long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Subadvisor to be realistically valued. This objective may be changed by the Board of Directors of Calvert Variable Series, Inc. (the "Fund") without shareholder approval.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest substantially all, but no less than 80% of its net assets (including borrowings for investment purposes) in common stocks of companies whose market capitalizations at the time of initial purchase are within the range of capitalization of companies included in the Russell 2000 Index. Shareholders will be provided with at least 60 days' notice before this 80% policy is changed. The range of capitalization of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Subadvisor will select investments for the Portfolio based on its assessment of whether the securities are likely to provide favorable capital appreciation over the long term.

The Portfolio may purchase stocks in initial public offerings ("IPOs") and may sell such securities without regard to how long the Portfolio has held the securities. The market capitalizations of the companies whose securities the Portfolio purchases in IPOs may be outside the Portfolio's market capitalization range stated above.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

The stock market goes down.

The individual stocks in the Portfolio do not perform as well as expected, and/or the portfolio management practices do not work to achieve their desired result.

Prices of small-cap stocks may respond to market activity differently from and can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Therefore the Portfolio may involve   considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

IPOs are newly issued securities that may have volatile prices due to speculation and the lack of any established long term price history. Accordingly, IPOs and other volatile investments may magnify the performance impact when the Portfolio assets are small or when the Portfolio contains a significant amount of such investments. Currently, there is no limit on the amount of IPOs that may be purchased by the Portfolio provided such purchases are within the Portfolio's stated objectives and guidelines. Portfolio performance driven by IPO purchases may not continue if assets grow or IPO portfolio trading changes.

The Portfolio is non-diversified. Compared to other funds, the Portfolio may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have a greater impact on the Portfolio.

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ameritas Small Company Equity Performance

The following bar chart and table show the Portfolio's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Portfolio. The chart shows how the performance has varied from year to year. The table compares the Portfolio's performance over time to that of the Russell 2000 Index. This is a widely recognized, unmanaged index of common stock prices. The table also shows the Portfolio's returns compared to the Lipper Variable Annuity Small-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Portfolio.  The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Ameritas Small Company Equity
Year-by-Year Total Return

Best Quarter (of periods shown)	Q2 '01	21.37%
Worst Quarter (of periods shown)	Q3 '02	-17.87%

Average Annual Total Returns (as of 12.31.06)

	1 year	5 years	Since
			Inception
			(1/2/01)
Ameritas Small Company Equity	8.14%	9.01%	12.60%
Russell 2000 Index	18.37%	11.39%	9.85%
Lipper VA Small-Cap Core Funds Average	14.18%	9.72%	8.51%

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets. Note: the table does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, costs would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	Not Applicable
Maximum Deferred Sales Load	Not Applicable

Annual Fund Operating Expenses[1]
(expenses that are deducted from Portfolio assets)
Management Fees	1.17%
Other Expenses[2]	0.40%
Total Annual Fund Operating Expenses	1.57%
Less fee waiver and/or expense reimbursement[3]	0.24%
Net expenses	1.33%

1   Expenses are based on the Portfolio's most recent fiscal year. Management fees include the subadvisory fee paid by the Advisor to the Subadvisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. The administrative service fee is 0.05% of the Portfolio's average daily net assets.
2   "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.
3 The Advisor has contractually agreed to limit net annual fund operating expenses through April 30, 2008. The contractual expense cap is shown as "Net expenses"; this is the maximum amount of operating expenses that may be charged for this period. For purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. Only the Board of Directors of the Fund may terminate the expense cap during the contractual period. The example below reflects the expense limit but only through the contractual date.  The Portfolio has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Under the circumstances, where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by credits earned. The amount the Advisor benefited from the credit was 0.07% for the most recent fiscal year. See "Investment Advisor and Subadvisors" in the Statement of Additional Information.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

You reinvest all dividends and distributions;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

Any expense limitation is in effect for year one.

Note: the example does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
1 Year	3 Years	5 Years	10 Years
$135	$472	$833	$1,847

Principal Investment Strategies and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the earlier summary. On the following pages are brief descriptions of these principal investment strategies and techniques, certain non-principal policies, and their risks.

For each of the investment strategies listed, the table below shows the Portfolio's limitations as a percentage of either its net or total assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks.) Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to the Table

J        Portfolio currently uses as a principal investment strategy
q        Permitted, but not a principal investment strategy
          (% of assets allowable, if restricted)
xN      Allowed up to x% of Portfolio's net assets
Xt      Allowed up to x% of Portfolio's total assets

Investment Strategies

Active trading strategy/Turnover. involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

q

Temporary defensive positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Portfolio may not be able to achieve its investment objective.  Risks: Opportunity.

q

Conventional Securities

Stocks in general.

The Portfolio is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, growth, value, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

J

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	15N

The Portfolio has additional investment policies and restrictions, which may include repurchase agreements, borrowing, pledging, reverse repurchase agreements, securities lending and when-issued securities. These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Glossary of Investment Risk Type

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a Policy owner in the shares is subject to the terms of the particular annuity or life insurance Policy and is described in the attached prospectus for the applicable Policy, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the Policy and the amount of annuity payments or life insurance benefits received under the Policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a Policy.

About Calvert Asset Management Company, Inc.

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space, furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2007, Calvert was the investment advisor for 40 mutual fund portfolios, including the first family and broadest array of socially screened funds, and had over $14 billion in assets under management.

Calvert serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a Subadvisor to provide day-to-day portfolio management for the Portfolio.

Subadvisor and Portfolio Managers

OFI Institutional Asset Management, Inc. ("OFI Institutional") serves as the Subadvisor to the Portfolio. Its corporate offices are located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008. OFI Institutional is a wholly-owned subsidiary of Oppenheimer Funds, Inc., one of the country's largest mutual fund investment organizations.  Oppenheimer Funds is owned by Oppenheimer Acquisition Corporation, a holding company that is controlled by Massachusetts Mutual Life Insurance Company, a provider of life insurance, money management and asset accumulation services for individuals and businesses.

Information is provided below identifying each member of the team who is employed by or associated with OFI Institutional and who is jointly and primarily responsible for the day-to-day management of the Portfolio (each a "Portfolio Manager").  The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation, and ownership of securities in the Portfolio.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 years	Role on Management Team

Daniel Goldfarb, CFA	Chief Investment Officer - Fundamental Small Cap Core/Growth Equities	Mr. Goldfarb has been with OFI Institutional since April 2006/ Babson Capital since 1995.*	20 years of investment experience	Portfolio Manager

Steven A. Dray, CFA	Portfolio Manager - Fundamental Small Cap Core/Growth Equities	Mr. Dray has been with OFI Institutional since April 2006/ Babson Capital since 2001.*	10 years of investment experience	Portfolio Manager

Christopher M. Crooks, CFA	Portfolio Manager - Fundamental Small Cap Core/Growth Equities	Mr. Crooks has been with OFI Institutional since April 2006/ Babson Capital since 2003.*	13 years of investment experience	Portfolio Manager

*The Small Cap Core Growth Team transferred to OFI Institutional on April 1, 2006 from an affiliated firm, Babson Capital Management.

The Portfolio has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor (which is not an "affiliated person" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")) without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to the Advisor (Calvert as of November 18, 2006 and Ameritas Investment Corp. prior to this date) by the Portfolio for the most recent fiscal year was 1.12% of the Portfolio's average daily net assets. (Subadvisory fees paid by Calvert to the Subadvisor are reflected in the total advisory fees paid by the Portfolio to Calvert.) Note, the advisory fee does not include administrative service fees. A discussion regarding the basis for the approval by the Board of Directors of the Fund of the investment advisory agreement with Calvert and the subadvisory agreement with OFI Institutional is available in the Portfolio's Annual Report for the year ended December 31, 2006.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value ("NAV") of the Portfolio next determined after the applicable Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolio, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next computed after the applicable Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the investor. The investor will also bear any market risks associated with the security until the security can be sold. The redemption price is the NAV per share.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

How Shares are Priced

The price of shares is based on the Portfolio's NAV. The NAV is computed by adding the value of the Portfolio's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). The Portfolio is open for business each day the NYSE is open.

If the Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations.

Under the oversight of the Board of Directors, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board, pursuant to the Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized.  Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

Market Timing Policy

In general, the Portfolio is designed for long-term investment and not as a frequent or short-term trading ("market timing") vehicle. The Portfolio does not accommodate frequent purchases and redemptions of its shares. Accordingly, the Fund's Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Portfolio.  The Portfolio believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert and the Subadvisor to implement the Portfolio's investment strategies. In addition, market timing can disrupt the management of the Portfolio and raise its expenses through:  increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. The Portfolio or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing.

Shareholders may hold the shares of the Portfolio through a financial intermediary that has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted  by a financial intermediary may be quite dissimilar from the policies adopted by the Fund's Board of Directors. The Board of Directors has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of the Portfolio through an omnibus account if the financial intermediary's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds shares of the Portfolio has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund's Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the Portfolio shares are held for more information on the market timing policies that apply to those shares.

Shares of the Portfolio are generally held through insurance company separate accounts. The Portfolio is available as an investment option under a number of different variable insurance products. Calvert monitors cashflows of the Portfolio to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies.  The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner.  Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make.  The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Portfolio and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Portfolio's ability to detect and deter market timing. Although the Fund has adopted policies and procedures to detect and prevent market timing in the Portfolio, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

There is no guarantee that Calvert will detect or prevent market timing activity. However, Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolio. Calvert will seek full cooperation from the financial intermediary  maintaining the account to identify any underlying participant suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolio by such participant(s) or plan, or else the Portfolio will be withdrawn as an investment option for that account.

The Portfolio and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner's financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. The Portfolio and the distributor also may: modify any terms or conditions of purchase of shares of the Portfolio (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Dividends and Distributions

It is the Portfolio's intention to distribute substantially all of its net investment income. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at NAV.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level.  For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past five (5) fiscal years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower. The information has been derived from the Portfolio's financial statements, which were audited by KPMG LLP. Their report, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.

Financial Highlights

	Years Ended
	December 31,	December 31,	December 31,
Ameritas Small Company Equity	2006	2005	2004
Net asset value, beginning	$23.23	$25.23	$23.41
Income from investment operations
Net investment income (loss)	(.15)	(.19)	(.18)
Net realized and unrealized gain (loss)	2.05	(.27)	3.74
Total from investment operations	1.90	(.46)	3.56
Distributions from:
Net realized gain	(2.50)	(1.54)	(1.74)
Total increase (decrease) in net asset value	(0.60)	(2.00)	1.82
Net asset value, ending	$22.63	$23.23	$25.23

Total return*	8.09%	(1.87%)	15.18%
Ratios to average net assets: A
Net investment income (loss)	(.63%)	(.81%)	(.84%)
Total expenses	1.57%	1.61%	1.61%
Expenses before offsets	1.40%	1.61%	1.54%
Net expenses	1.33%	1.47%	1.50%
Portfolio turnover	45%	45%	49%
Net assets, ending (in thousands)	$22,837	$26,281	$27,412

	Years Ended
	December 31,	December 31,
Ameritas Small Company Equity	2003	2002
Net asset value, beginning	$17.79	$19.46
Income from investment operations
Net investment income (loss)	(.15)	(.14)
Net realized and unrealized gain (loss)	6.55	(1.29)
Total from investment operations	6.40	(1.43)
Distributions from:
Net realized gain	(.78)	(.24)
Total increase (decrease) in net asset value	5.62	(1.67)
Net asset value, ending	$23.41	$17.79

Total return*	35.91%	(7.32%)
Ratios to average net assets: A
Net investment income (loss)	(.79%)	(.76%)
Total expenses	1.78%	1.82%
Expenses before offsets	1.57%	1.64%
Net expenses	1.50%	1.50%
Portfolio turnover	55%	46%
Net assets, ending (in thousands)	$23,170	$16,511

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
*     Not annualized for periods less than one year.

AMERITAS CORE STRATEGIES PORTFOLIO PROSPECTUS
April 30, 2007

About the Portfolio
61	Investment Objective and Strategies, Principal Risks, Past Performance
64	Fees and Expenses
65	Principal Investment Strategies and Risks

About Your Investment
67	The Fund and Its Management
68	Subadvisor and Portfolio Managers
69	Advisory Fees
69	Purchase, Exchange and Redemption of Shares
69	How Shares are Priced
70	Market Timing Policy
71	Dividends and Distributions
71	Taxes
72	Financial Highlights

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AMERITAS CORE STRATEGIES PORTFOLIO
Advisor:  Calvert Asset Management Company, Inc.
Subadvisor:  Thornburg Investment Management, Inc.

Objective

The Ameritas Core Strategies Portfolio (the "Portfolio") seeks long-term capital appreciation by investing in equity and debt securities of all types.  The secondary, nonfundamental goal of the Portfolio is to seek some current income.  The objective may be changed by the Board of Directors of Calvert Variable Series, Inc. (the "Fund") without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Portfolio expects to invest primarily in domestic equity securities (common stocks) selected on a value basis.  However, the Portfolio may own a variety of securities, including foreign equity and debt securities, domestic debt securities and securities which in the opinion of the Subadvisor offer prospects for meeting the Portfolio's investment goals.

The Subadvisor intends to invest on an opportunistic basis, where it believes there is intrinsic value.  The Portfolio's principal focus will be on traditional or "basic" value stocks.  However, the Portfolio may include stocks that in the Subadvisor's opinion provide value in a broader or different context.  The relative proportions of these different types of securities will vary over time.  The Portfolio ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals.  The Portfolio may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations.  The Subadvisor anticipates that the Portfolio ordinarily will have a weighted average dividend yield, before Portfolio expenses, that is higher than the yield of the Standard & Poor's Composite Index of 500 Stocks ("S&P 500 Index").

The Subadvisor primarily uses individual company and industry analysis to make investment decisions.  Value, for purposes of the Portfolio's selection criteria, relates both to current and to projected measures.  Among the specific factors considered by the Subadvisor in identifying undervalued securities for inclusion in the Portfolio are:

price/earnings ratio	undervalued assets
price to book value	relative earnings strategies potential
price/cash flow ratio	industry strategies potential
debt/capital ration	industry leadership
dividend yield	dividend strategies potential
dividend history	franchise value
security and consistency of revenue stream	potential for favorable developments

The Portfolio typically makes equity investments in the following three types of companies, in varying proportions:

Basic Value companies, which, in the Subadvisor's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner companies when they are selling at valuations below historic norms. Stocks in this category generally sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend strategies.

Emerging Franchises are rapidly growing companies that in the Subadvisor's opinion are in the process of establishing a leading position in a product, service or market, and which the Subadvisor expects will grow, or continue to grow, at an above average rate.  Under normal conditions, the proportion of the Portfolio invested in companies of this type will be less than the proportions of the Portfolio invested in basic value or consistent earner companies.

The Portfolio selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt securities will be considered for investment when the Subadvisor believes them to be more attractive than equity alternatives.  The Portfolio may purchase debt securities of any maturity and of any quality.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

The market prices of stocks or debt securities decline.

The individual stocks and debt securities in the Portfolio do not perform as well as expected (including the risk that the Subadvisor's forecast as to interest rates of debt securities is not correct), and/or the portfolio management practices do not work to achieve their desired result.

The market may not recognize a security's intrinsic value for a long time.

A stock judged to be undervalued by the Portfolio's Advisor may actually be appropriately priced.

Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.

Prices of mid-cap stocks may respond to market activity differently from and can be more volatile than those of larger, more established companies.

Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

There is the risk that changes in interest rates of debt securities will adversely affect the value of an investor's securities.  The longer the maturity of a debt security, the greater the impact a change in interest rates could have on the security's price.

The credit quality of the debt securities deteriorates, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

"Emerging franchise" or "Emerging growth" stocks tend to be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies are often dependent on management by one or a few key individuals, have shares that suffer above-average price declines after disappointing earnings reports and have limited product lines, markets and financial resources.

Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ameritas Core Strategies Performance*

The following bar chart and table show the Portfolio's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Portfolio. The chart shows how the performance has varied from year to year. The table compares the Portfolio's performance over time to that of the S&P 500 Index. This is a widely recognized, unmanaged index of common stock prices. The table also shows the Portfolio's returns compared to the Lipper Variable Annuity Mutli-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

*Pursuant to an Agreement and Plan of Reorganization, the Ameritas Emerging Growth Portfolio, Ameritas Research Portfolio, and Ameritas Growth With Income Portfolio were reorganized into the Ameritas Core Strategies Portfolio, effective 10/31/03. The performance results prior to 10/31/03 reflect the performance of the Ameritas Emerging Growth Portfolio.

Ameritas Core Strategies
Year-by-Year Total Return

Best Quarter (of periods shown)	Q4 '01	22.32%
Worst Quarter (of periods shown)	Q3 '01	-29.19%

Average Annual Total Returns (as of 12.31.06)

	1 year	5 years	Since
			Inception
			(11/1/99)
Ameritas Core Strategies	21.66%	4.32%	-0.90%
S&P 500 Index	15.78%	6.19%	2.19%
Lipper VA Multi-Cap Core Funds Average	11.79%	4.58%	2.01%

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets.  Note: the table does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, costs would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	Not Applicable
Maximum Deferred Sales Load	Not Applicable

Annual Fund Operating Expenses[1]
(expenses that are deducted from Portfolio assets)
Management Fees	0.80%
Other Expenses[2]	0.14%
Total Annual Fund Operating Expenses[3]	0.94%

1   Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fee paid by the Advisor to the Subadvisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. The administrative service fee is 0.05% of the Portfolio's average daily net assets.
2   "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.
3   Total Annual Fund Operating Expenses reflect an indirect fee resulting from the Portfolio's expense offset arrangement with the custodian bank and fees before waivers. Under this arrangement, the custodian fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line items "Expenses Before Offsets" and "Net Expenses". Net operating expenses after reductions for fees paid indirectly and fee waivers were 0.91%, for the most recent fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

You reinvest all dividends and distributions;

Your investment has a 5% return each year; and

The Portfolio's operating expenses remain the same.

Note: the example does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
1 Year	3 Years	5 Years	10 Years
$96	$300	$520	$1,155

Principal Investment Strategies and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the earlier summary. On the following pages are brief descriptions of these principal investment strategies and techniques, certain non-principal investment policies, and their risks.

For each of the investment strategies listed, the table below shows the Portfolio's limitations as a percentage of either its net or total assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks.) Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to the Table

J       Portfolio currently uses as a principal investment strategy
q       Permitted, but not a principal investment strategy
         (% of assets allowable, if restricted)
xN      Allowed up to x% of Portfolio's net assets
xT      Allowed up to x% of Portfolio's total assets

Investment Strategies

Active trading strategy/Turnover. Involves selling a security soon after purchase. An active trading strategy causes a Portfolio to have higher portfolio turnover compared to other Portfolios and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

q

Temporary defensive positions. During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Portfolio may not be able to achieve its investment objective.  Risks: Opportunity.

q

Conventional Securities

Stocks in General

The Portfolio is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, growth, value, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Foreign securities. Securities issued by companies whose principal place of business is located outside the U.S. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	q

Emerging market. Securities issued by companies located in those countries whose economies and capital markets are not as developed as those of more industrialized nations. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

q

Investment grade bonds. Bonds rated BBB/Baa or higher by a recognized rating agency or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	q

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds.  Risks: Credit, Market, Interest Rate, Liquidity and Information.

q

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

q

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	10N

The Portfolio has additional investment policies and restrictions, which may include repurchase agreements, borrowing, pledging, reverse repurchase agreements, securities lending and when-issued securities. These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Glossary of Investment Risk Type

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a Policy owner in the shares is subject to the terms of the particular annuity or life insurance Policy and is described in the attached prospectus for the applicable Policy, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the Policy and the amount of annuity payments or life insurance benefits received under the Policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a Policy.

About Calvert Asset Management Company, Inc.

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space, furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2007, Calvert was the investment advisor for 40 mutual fund portfolios, including the first family and broadest array of socially screened funds, and had over $14 billion in assets under management.

Calvert serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a Subadvisor to provide day-to-day portfolio management for the Portfolio.

Subadvisor and Portfolio Managers

Thornburg Investment Management, Inc. ("Thornburg"), 119 East Marcy Street, Suite 202, Santa Fe, NM  87501, serves as the Subadvisor to the Portfolio. Thornburg is a limited partnership, which consists of twenty-five limited partners, with Garrett Thornburg maintaining the controlling interest and serving as the Chairman.

Information is provided below identifying the member of the team who is employed by or associated with the Subadvisor of the Portfolio, and who is jointly and primarily responsible for the day-to-day management of the Portfolio (each a "Portfolio Manager").  The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the Portfolio.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 years	Role on Management Team

William V. Fries, CFA	Co-Portfolio Manager, Managing Director	Mr. Fries has been at Thornburg since 1995.	Mr. Fries is a Managing Director and a portfolio manager for Thornburg.	Mr. Fries is the final decision maker for buys and sells; no limitations.

Connor Browne, CFA	Co-Portfolio Manager, Managing Director	Mr. Browne has been at Thornburg since 2001.	In 2006, Mr. Browne was appointed co-Portfolio Manager, and was also named managing director. Mr. Browne joined Thornburg in August 2001 as an Associate Portfolio Manager.	Mr. Browne is one of three portfolio managers responsible for the day-to-day management of the institutional domestic equity strategy.

Ed Maran, CFA	Co-Portfolio Manager, Managing Director	Mr. Maran has been at Thornburg since 2002.

In 2006, Mr. Maran was appointed co-Portfolio Manager. Ed joined Thornburg in October 2002 as an Associate Portfolio Manager.  From February 2001 to May 2002, Mr. Maran was a Senior Analyst at USAA in San Antonio, Texas, with primary responsibility for financial services stocks.

Mr. Maran is one of three portfolio managers responsible for the day-to-day management of the institutional domestic equity strategy.

The Portfolio has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor (which is not an "affiliated person" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")) without shareholder approval.  See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to the Advisor (Calvert as of November 18, 2006 and Ameritas Investment Corp. prior to this date) by the Portfolio for the most recent fiscal year was 0.75% of the Portfolio's average daily net assets.  (Subadvisory fees paid by Calvert to the Subadvisor are reflected in the total advisory fees paid by the Portfolio to Calvert.) Note, the advisory fee does not include administrative service fees. A discussion regarding the basis for the approval by the Board of Directors of the Fund of the investment advisory agreement with Calvert and the subadvisory agreement with Thornburg is available in the Portfolio's Annual Report for the year ended December 31, 2006.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of ("NAV") the Portfolio next determined after the applicable Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolio, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the investor. The investor will also bear any market risks associated with the security until the security can be sold. The redemption price is the NAV per share.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

How Shares are Priced

The price of shares is based on the Portfolio's NAV. The NAV is computed by adding the value of the Portfolio's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). The Portfolio is open for business each day the NYSE is open.

If the Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service.  Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Directors, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board, pursuant to the Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized.  Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

Market Timing Policy

In general, the Portfolio is designed for long-term investment and not as a frequent or short-term trading ("market timing") vehicle. The Portfolio does not accommodate frequent purchases and redemptions of its shares. Accordingly, the Fund's Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Portfolio.  The Portfolio believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert and the Subadvisor to implement the Portfolio's investment strategies. In addition, market timing can disrupt the management of the Portfolio and raise its expenses through:  increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. The Portfolio or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing.

Shareholders may hold the shares of the Portfolio through a financial intermediary that has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted  by a financial intermediary may be quite dissimilar from the policies adopted by the Fund's Board of Directors. The Board of Directors has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of the Portfolio through an omnibus account if the financial intermediary's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds shares of the Portfolio has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund's Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the Portfolio shares are held for more information on the market timing policies that apply to those shares.

Shares of the Portfolio are generally held through insurance company separate accounts. The Portfolio is available as an investment option under a number of different variable insurance products. Calvert monitors cashflows of the Portfolio to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies.  The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner.  Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make.  The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Portfolio and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Portfolio's ability to detect and deter market timing. Although the Fund has adopted policies and procedures to detect and prevent market timing in the Portfolio, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

There is no guarantee that Calvert will detect or prevent market timing activity. However, Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolio. Calvert will seek full cooperation from the financial intermediary  maintaining the account to identify any underlying participant suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolio by such participant(s) or plan, or else the Portfolio will be withdrawn as an investment option for that account.

The Portfolio and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner's financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. The Portfolio and the distributor also may: modify any terms or conditions of purchase of shares of the Portfolio (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Dividends and Distributions

It is the Portfolio's intention to distribute substantially all of its net investment income, if any. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at NAV.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level.  For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past five (5) fiscal years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower. The information has been derived from the Portfolio's financial statements, which were audited by KPMG LLP. Their report, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.

Financial Highlights

	Years Ended
	December 31,	December 31,	December 31,
Ameritas Core Strategies Portfolio	2006	2005	2004
Net asset value, beginning	$17.80	$16.55	$15.44
Income from investment operations
Net investment income (loss)	.14	.09	.15
Net realized and unrealized gain (loss)	3.72	1.34	1.10
Total from investment operations	3.86	1.43	1.25
Distributions from:
Net investment income	(.14)	(.09)	(.14)
Net realized gains	(.51)	(.09)	--
Total distributions	(.65)	(.18)	(.14)
Total increase (decrease) in net asset value	3.21	1.25	1.11
Net asset value, ending	$21.01	$17.80	$16.55

Total return*	21.66%	8.66%	8.09%
Ratios to average net assets: A
Net investment income (loss)	.72%	.54%	.90%
Total expenses	.94%	.97%	.97%
Expenses before offsets	.94%	.97%	.96%
Net expenses	.91%	.91%	.95%
Portfolio turnover	76%	61%	66%
Net assets, ending (in thousands)	$81,647	$67,891	$69,072

	Years Ended
	December 31,	December 31,
Ameritas Core Strategies Portfolio	2003	2002
Net asset value, beginning	$11.73	$17.86
Income from investment operations
Net investment income (loss)	(.01)	(.07)
Net realized and unrealized gain (loss)	3.72	(6.06)
Total from investment operations	3.71	(6.13)
Distributions from
Net realized gains	--	--
Total increase (decrease) in net asset value	3.71	(6.13)
Net asset value, ending	$15.44	$11.73

Total return*	31.63%	(34.32%)
Ratios to average net assets: A
Net investment income (loss)	(.12%)	(.40%)
Total expenses	1.42%	1.35%
Expenses before offsets	.96%	.95%
Net expenses	.95%	.95%
Portfolio turnover	92%	104%
Net assets, ending (in thousands)	$71,322	$30,667

A      Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
*      Not annualized for periods less than one year.

AMERITAS INDEX 500 PORTFOLIO PROSPECTUS
April 30, 2007

About the Portfolio
75	Investment Objective and Strategies, Principal Risks, Past Performance
77	Fees and Expenses
78	Principal Investment Strategies and Risks

About Your Investment
80	The Fund and Its Management
80	Subadvisor and Portfolio Managers
81	Advisory Fees
81	Purchase, Exchange and Redemption of Shares
82	How Shares are Priced
82	Market Timing Policy
83	Dividends and Distributions
84	Taxes
84	Financial Highlights

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AMERITAS INDEX 500 PORTFOLIO
Advisor:  Calvert Asset Management Company, Inc.
Subadvisor:  Summit Investment Partners, Inc.

Objective

The Ameritas Index 500 Portfolio (the "Portfolio") seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the Standard & Poor's ("S&P") 500 Index. The objective may be changed by the Board of Directors of Calvert Variable Series, Inc. (the "Fund") without shareholder approval.

Principal Investment Strategies

Under normal conditions, the Portfolio seeks to track the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Portfolio intends, under normal conditions, to invest in all 500 stocks in the S&P 500 Index in proportion to the weighting in the Index. If the Portfolio is not able to purchase all 500 stocks, due to monetary constraints, it may purchase a representative sample.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

The stock market or the S&P 500 Index goes down.

The individual stocks in the Portfolio do not or the Portfolio as a whole does not perform as well as expected.

An index fund has operating expenses; a market index does not. The Portfolio -- while expected to track its target index as closely as possible -- will not be able to match the performance of the index exactly.

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

The S&P 500 Index is a market capitalization-weighted index composed of 500 widely held common stocks. The Portfolio is not sponsored, sold, promoted or endorsed by Standard and Poor's.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ameritas Index 500 Performance

The following bar chart and table show the Portfolio's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Portfolio. The chart shows how the performance has varied from year to year. The table compares the Portfolio's performance over time to that of the S&P 500 Index. This is a widely recognized, unmanaged index of common stock prices. The table also shows the Portfolio's returns compared to the Lipper Variable Annuity S&P 500 Index Objective Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Ameritas Index 500
Year-by-Year Total Return

Best Quarter (of periods shown)	Q2 '03	15.36%
Worst Quarter (of periods shown)	Q3 '02	-17.29%

Average Annual Total Returns (as of 12.31.06)

	1 year	5 years	Since
			Inception
			(11/1/99)
Ameritas Index 500	15.37%	5.85%	1.82%
S&P 500 Index	15.78%	6.19%	2.19%
Lipper VA S&P 500 Index Objective Funds Average	14.38%	4.88%	0.98%

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets. Note: the table does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, costs would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	Not Applicable
Maximum Deferred Sales Load	Not Applicable

Annual Fund Operating Expenses[1]
(expenses that are deducted from Portfolio assets)
Management Fees	0.29%
Other Expenses[2]	0.17%
Total Annual Fund Operating Expenses	0.46%
Less fee waiver and/or expense reimbursement[3]	0.08%
Net expenses	0.38%

1   Expenses are based on the Portfolio's most recent fiscal year. Management fees include Subadvisory fee paid by the Advisor to the Subadvisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. The administrative service fee is 0.05% of the Portfolio's average daily net assets.
2   "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.
3   The Advisor has contractually agreed to limit net annual fund operating expenses through April 30, 2008. The contractual expense cap is shown as "Net expenses"; this is the maximum amount of operating expenses that may be charged for this period. For purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. Only the Board of Directors of the Fund may terminate the expense cap during the contractual period. The example below reflects the expense limit but only through the contractual date. The Portfolio has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Under the circumstances, where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by credits earned. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line items "Expenses Before Offsets" and "Net Expenses". The amount the Advisor benefited from the credit was 0.01% for the most recent fiscal year. See "Investment Advisor and Subadvisors" in the Statement of Additional Information.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

You reinvest all dividends and distributions;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

Any expense limitation is in effect for year one.

Note: the example does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
1 Year	3 Years	5 Years	10 Years
$39	$140	$250	$571

Principal Investment Strategies and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the earlier summary.   On the following pages are brief descriptions of these principal investment strategies and techniques, certain non-principal investment policies, and their risks.

For each of the investment strategies listed, the table below shows the Portfolio's limitations as a percentage of either its net or total assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks.) Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to the Table

J     Portfolio currently uses as a principal investment strategy
q     Permitted, but not a principal investment strategy
           (% of assets allowable, if restricted)
xN     Allowed up to x% of Portfolio's net assets
xT     Allowed up to x% of Portfolio's total assets

Investment Strategies[1]

Active trading strategy/Turnover. Involves selling a security soon after purchase. An active trading strategy causes a Portfolio to have higher portfolio turnover compared to other Portfolios and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

q

Temporary defensive positions. During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing in investment in short-term interest-bearing securities. During times of any temporary defensive position, a Portfolio may not be able to achieve its investment objective.  Risks: Opportunity.

q

Conventional Securities

Stocks in general.

The Portfolio is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, growth, value, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	10N
Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Portfolios will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

5T2

1   Only to the extent incorporated within the S&P 500.
2   Based on net premium payments.

The Portfolio has additional investment policies and restrictions discussed in the Statement of Additional Information ("SAI").

Glossary of Investment Risk Type

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may exacerbate losses instead of reducing them.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a Policy owner in the shares is subject to the terms of the particular annuity or life insurance Policy and is described in the attached prospectus for the applicable Policy, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a Policy.

About Calvert Asset Management Company, Inc.

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space, furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2007, Calvert was the investment advisor for 40 mutual fund portfolios, including the first family and broadest array of socially screened funds, and  had over $14 billion in assets under management.

Calvert serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a Subadvisor to provide day-to-day portfolio management for the Portfolio.

Subadvisor and Portfolio Managers

Summit Investment Partners, Inc. ("Summit"), 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202, serves as the Subadvisor to the Portfolio. Summit is a wholly-owned subsidiary of The Union Central Life Insurance Company, which is an indirect subsidiary of UNIFI Mutual Holding Company.

Information is provided below identifying each member of the team who is employed by or associated with the Subadvisor of the Portfolio, and who is jointly and primarily responsible for the day-to-day management of the Portfolio (each a "Portfolio Manager").  The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the Portfolio.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 years	Role on Management Team

Gary R. Rodmaker, CFA	Vice President and Managing Director -- Investments	Mr. Rodmaker has been with Summit since 1989.	Vice President and Managing Director- Investments, Summit.	Leads the Management Team.

Nick J. Kotsonis	Fixed Income/Index Fund Analyst	Mr. Kotsonis has been with Summit since 2003.	Fixed Income/Index Fund Analyst, Summit; B.S. in Finance, Miami University (2003).	Provides analysis and trading as part of the Management Team.

Kevin P. Aug, CPA	Senior Investment Analyst	Mr. Aug has been with Summit since 2003.	Senior Investment Analyst, Summit; prior thereto, Equity Research Analyst, Crew Capital (2003); prior thereto, High Yield Investment Analyst, Pacholder Investments (2001-2002).	Provides analysis and trading as part of the Management Team.

The Portfolio has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor (which is not an "affiliated person" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")) without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to the Advisor (Calvert as of November 18, 2006 and Ameritas Investment Corp. prior to this date) by the Portfolio for the most recent fiscal year was 0.24% of the Portfolio's average daily net assets. (Subadvisory fees paid by Calvert to the Subadvisor are reflected in the total advisory fees paid by the Portfolio to Calvert.) Note, the advisory fee does not include administrative service fees. A discussion regarding the basis for the approval by the Board of Directors of the Fund of the investment advisory agreement with Calvert is available in the Portfolio's Annual Report for the year ended December 31, 2006. A discussion regarding the basis for the approval by the Board of Directors of the investment subadvisory agreement with Summit will be in the Portfolio's June 30, 2007 semi-annual report.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value ("NAV") of the Portfolio next determined after the applicable Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolio, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's NAV next computed after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the investor. The investor will also bear any market risks associated with the security until the security can be sold. The redemption price is the NAV per share.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

How Shares are Priced

The price of shares is based on the Portfolio's NAV. The NAV is computed by adding the value of the Portfolio's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). The Portfolio is open for business each day the NYSE is open.

If the Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations.

Under the oversight of the Board of Directors, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board, pursuant to the Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized.  Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

Market Timing Policy

In general, the Portfolio is designed for long-term investment and not as a frequent or short-term trading ("market timing") vehicle. The Portfolio does not accommodate frequent purchases and redemptions of its shares. Accordingly, the Fund's Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Portfolio.  The Portfolio believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert and the Subadvisor to implement the Portfolio's investment strategies. In addition, market timing can disrupt the management of the Portfolio and raise its expenses through:  increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. The Portfolio or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing.

Shareholders may hold the shares of the Portfolio through a financial intermediary that has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted  by a financial intermediary may be quite dissimilar from the policies adopted by the Fund's Board of Directors. The Board of Directors has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of the Portfolio through an omnibus account if the financial intermediary's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds shares of the Portfolio has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund's Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the Portfolio shares are held for more information on the market timing policies that apply to those shares.

Shares of the Portfolio are generally held through insurance company separate accounts. The Portfolio is available as an investment option under a number of different variable insurance products. Calvert monitors cashflows of the Portfolio to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies.  The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner.  Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make.  The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Portfolio and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Portfolio's ability to detect and deter market timing. Although the Fund has adopted policies and procedures to detect and prevent market timing in the Portfolio, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

There is no guarantee that Calvert will detect or prevent market timing activity. However, Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolio. Calvert will seek full cooperation from the financial intermediary  maintaining the account to identify any underlying participant suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolio by such participant(s) or plan, or else the Portfolio will be withdrawn as an investment option for that account.

The Portfolio and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner's financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. The Portfolio and the distributor also may: modify any terms or conditions of purchase of shares of the Portfolio (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Dividends and Distributions

It is the Portfolio's intention to distribute substantially all of its net investment income, if any. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at NAV.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past five (5) fiscal years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower. The information has been derived from the Portfolio's financial statements, which were audited by KPMG LLP. Their report, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.

Financial Highlights

	Years Ended
	December 31,	December 31,	December 31,
Ameritas Index 500 Portfolio	2006	2005	2004
Net asset value, beginning	$134.68	$130.81	$120.38
Income from investment operations
Net investment income	2.48	2.16	2.15
Net realized and unrealized gain (loss)	18.23	3.84	10.50
Total from investment operations	20.71	6.00	12.65
Distributions from
Net investment income	(2.43)	(2.13)	(2.22)
Total distributions	(2.43)	(2.13)	(2.22)
Total increase (decrease) in net asset value	18.28	3.87	10.43
Net asset value, ending	$152.96	$134.68	$130.81

Total return*	15.37%	4.58%	10.50%
Ratios to average net assets:A
Net investment income	1.58%	1.49%	1.63%
Total expenses	.46%	.49%	.53%
Expenses before offsets	.39%	.38%	.40%
Net expenses	.38%	.38%	.38%
Portfolio turnover	5%	5%	4%
Net assets, ending (in thousands)	$99,832	$103,308	$118,143

	Years Ended
	December 31,	December 31,
Ameritas Index 500 Portfolio	2003	2002
Net asset value, beginning	$95.07	$124.30
Income from investment operations
Net investment income	1.47	1.45
Net realized and unrealized gain (loss)	25.38	(29.16)
Total from investment operations	26.85	(27.71)
Distributions from
Net investment income	(1.54)	(1.52)
Total distributions	(1.54)	(1.52)
Total increase (decrease) in net asset value	25.31	(29.23)
Net asset value, ending	$120.38	$95.07

Total return*	28.24%	(22.29%)
Ratios to average net assets:A
Net investment income	1.40%	1.22%
Total expenses	.46%	.48%
Expenses before offsets	.38%	.39%
Net expenses	.38%	.38%
Portfolio turnover	6%	9%
Net assets, ending (in thousands)	$119,370	$95,894

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
*     Not annualized for periods less than one year.

AMERITAS MONEY MARKET PORTFOLIO PROSPECTUS
April 30, 2007

About the Portfolio
87	Investment Objective and Strategies, Principal Risks, Past Performance
89	Fees and Expenses
90	Principal Investment Strategies and Risks

About Your Investment
90	The Fund and Its Management
90	Advisory Fees
90	Purchase, Exchange and Redemption of Shares
92	Dividends and Distributions
92	Taxes
92	Financial Highlights

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AMERITAS MONEY MARKET PORTFOLIO
Advisor:  Calvert Asset Management Company, Inc.

Objective

The Ameritas Money Market Portfolio (the "Portfolio") seeks as high a level of current income as is consistent with preservation of capital and liquidity. The Portfolio seeks to maintain a constant net asset value of $1.00 per share for the Portfolio. This objective may be changed by the Board of Directors of Calvert Variable Series, Inc. (the "Fund") without shareholder approval.

Principal Investment Strategies

The Portfolio invests in U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements, commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations. The Portfolio invests more than 25% of total assets in the financial services industry. All investments must comply with the SEC's money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940, as amended.

Principal Risks

The Portfolio's yield will change in response to market interest rates. In general, as market rates go up so will the Portfolio's yield, and vice versa.

Although the Portfolio tries to keep the value of its shares constant at $1.00 per share, changes in market rates, and/or sudden credit deterioration of a holding could cause the value to decrease.

The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE.

Investment in the financial services industry involves additional risk relating to changes in government regulation or economic downturns, which can have a significant negative affect on issuers in the financial services sector.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Ameritas Money Market Performance

The following bar chart and table show the Portfolio's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Portfolio. The chart shows how the performance has varied from year to year. The table compares the Portfolio's performance over time to that of the Lipper Variable Annuity Money Market Index. This is an average of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Ameritas Money Market
Year-by-Year Total Return

Best Quarter (of periods shown)	Q4 '00	1.62%
Worst Quarter (of periods shown)	Q2 '04	0.21%

Average Annual Total Returns (as of 12.31.06)

	1 year	5 years	Since
			Inception
			(10/29/99)
Ameritas Money Market	4.77%	2.30%	3.18%
Lipper VA Money Market Index	3.61%	0.96%	1.82%

For current yield information, call 800-368-2745, or visit Calvert's website at www.calvert.com.

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets. Note: the table does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, costs would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	Not Applicable
Maximum Deferred Sales Load	Not Applicable

Annual Fund Operating Expenses[1]
(expenses that are deducted from Portfolio assets)
Management Fees	0.25%
Other Expenses [2]	0.13%
Total Annual Fund Operating Expenses	0.38%
Less fee waiver and/or expense reimbursement[3]	0.02%
Net expenses	0.36%

1   Expenses are based on the Portfolio's most recent fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. The administrative service fee is 0.05% of the Portfolio's average daily net assets.
2   "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.
3   The Advisor has contractually agreed to limit net annual fund operating expenses through April 30, 2008. The contractual expense cap is shown as "Net expenses"; this is the maximum amount of operating expenses that may be charged for this period. For purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. Only the Board of Directors of the Fund may terminate the expense cap during the contractual period. The example below reflects the expense limit but only through the contractual date. The Portfolio has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Under the circumstances, where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by credits earned. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line items "Expenses Before Offsets" and "Net Expenses". The amount the Advisor benefited from the credit was 0.01% for the most recent fiscal year. See "Investment Advisor and Subadvisors" in the Statement of Additional Information.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

You reinvest all dividends and distributions;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

Any expense limitation is in effect for year one.

Note: the example does not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
1 Year	3 Years	5 Years	10 Years
$37	$120	$211	$478

Principal Investment Strategies and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the earlier summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment strategies and techniques, along with their risks.

For further information on the Portfolio's investment policies and restrictions, as well as a description of the types of securities that may be purchased, see the Statement of Additional Information ("SAI").

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a Policy owner in the shares is subject to the terms of the particular annuity or life insurance Policy and is described in the attached prospectus for the applicable Policy, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the Policy and the amount of annuity payments or life insurance benefits received under the Policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a Policy.

About Calvert Asset Management Company, Inc.

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space, furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2007, Calvert was the investment advisor for 40 mutual fund portfolios, including the first family and broadest array of socially screened funds, and had over $14 billion in assets under management.

Calvert serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a Subadvisor to provide day-to-day portfolio management for the Portfolio.

Advisory Fees

The annual advisory fee paid to the Advisor (Calvert as of November 18, 2006 and Ameritas Investment Corp. prior to this date) by the Portfolio for the most recent fiscal year was 0.20% of the Portfolio's average daily net assets. Note, the advisory fee does not include administrative service fees. A discussion regarding the basis for the Board's approval of the Portfolio's advisory agreement with Calvert is available in the annual report for the year ended December 31, 2006.

Purchase, Exchange and Redemption of Shares

The Portfolio offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value ("NAV") of the Portfolio next determined after the applicable Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

The NAV of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). The Portfolio is open for business each day the NYSE is open.

The Portfolio is valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1.00 per share.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolio, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940, as amended. The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the investor. The investor will also bear any market risks associated with the security until the security can be sold. The redemption price is the NAV per share.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Portfolio and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner's financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. The Portfolio and the distributor also may: modify any terms or conditions of purchase of shares of the Portfolio (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

The Fund's Board has adopted policies and procedures in an effort to detect and prevent market timing in the Fund's portfolios. The Fund believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert to implement a portfolio's investment strategies. In addition, market timing can disrupt the management of a portfolio and raise its expenses through:  increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitration for securities traded on foreign markets; and large asset swings that decrease a portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on portfolio performance. In addition to seeking to limit market timing by imposition of redemption fees, a portfolio or Calvert at its discretion may reject any purchase or exchange request it believes to be market timing.

Shareholders may hold the shares of the Fund through a financial intermediary that has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted  by a financial intermediary may be quite dissimilar from the policies adopted by the Fund's Board of Directors. The Board of Directors has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of the Fund through an omnibus account if the financial intermediary's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds shares of the Fund has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund's Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the Fund shares are held for more information on the market timing policies that apply to those shares.

There is no guarantee that Calvert will detect or prevent market-timing activity.

Note: This Market Timing Policy does not apply to money market funds but does apply to other Portfolios of the Fund not offered in this prospectus.

Dividends and Distributions

It is the Portfolio's intention to distribute substantially all of its net investment income, if any. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. Distributions of net investment income are paid by the Portfolio monthly. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at NAV.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past five (5) fiscal years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower. The information has been derived from the Portfolio's financial statements, which were audited by KPMG LLP. Their report, along with the Portfolio's financial statements is included in the Portfolio's annual report, which is available upon request.

Financial Highlights

	Years Ended
	December 31,	December 31,	December 31,
Ameritas Money Market Portfolio	2006	2005	2004
Net asset value, at beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.047	.030	.012
Total investment operations	.047	.030	.012
Distributions from
Net investment income	(.047)	(.030)	(.012)
Total increase (decrease) in net asset value	--	--	--
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	4.80%	3.00%	1.17%
Ratios to average net assets:A
Net investment income	4.70%	2.98%	1.13%
Total expenses	.38%	.41%	.37%
Expenses before offsets	.37%	.37%	.37%
Net expenses	.36%	.36%	.36%
Net assets, ending (in thousands)	$82,698	$82,110	$76,609

	Years Ended
	December 31,	December 31,
Ameritas Money Market Portfolio	2003	2002
Net asset value, at beginning	$1.00	$1.00
Income from investment operations
Net investment income	.010	.016
Total investment operations	.010	.016
Distributions from
Net investment income	(.010)	(.016)
Total increase (decrease) in net asset value	--	--
Net asset value, ending	$1.00	$1.00

Total return*	1.00%	1.61%
Ratios to average net assets:A
Net investment income	1.00%	1.60%
Total expenses	.36%	.38%
Expenses before offsets	.36%	.37%
Net expenses	.36%	.36%
Net assets, ending (in thousands)	$126,888	$162,177

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
*     Not annualized for periods less than one year.

For investors who want more information about a Portfolio, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Portfolio's investments is available in the respective Portfolio's Annual and Semi-Annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the respective Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI): The joint SAI for the Portfolio provides more detailed information about the Portfolios, including a description of the Portfolios' policies and procedures with respect to the disclosure of portfolio holdings. The SAI  is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Portfolios by contacting your financial professional, or the Fund at:

Calvert Group, Ltd.
4550 Montgomery Ave., Suite 1000N
Bethesda, MD 20814

Telephone: 1-800-368-2745

Each Portfolios' SAI and its Annual and Semi-Annual Reports are available free of charge, on Calvert's website at the Internet address listed below:

Calvert Website:
www.calvert.com

You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act File No.: 811-3591


CALVERT VARIABLE SERIES, INC.
Social Small Cap Growth Portfolio
Social Mid Cap Growth Portfolio
Social International Equity Portfolio
Social Balanced Portfolio
Social Equity Portfolio
Income Portfolio

Statement of Additional Information
April 30, 2007

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the Prospectuses of the Calvert Portfolios of Calvert Variable Series, Inc. (the "Fund") dated April 30, 2007.  The Fund's audited financial statements, included in its most recent Annual Report to Shareholders, are expressly incorporated by reference and made a part of this SAI.  Each prospectus and the most recent shareholder report may be obtained free of charge by calling (800) 368-2748, writing the Fund at 4550 Montgomery Avenue, Bethesda, Maryland 20814, or visiting our website at www.calvert.com.

TABLE OF CONTENTS

Supplemental Information on Investment Policies and Risks	2
Investment Restrictions	13
Purchase and Redemption of Shares	15
Net Asset Value	15
Dividends, Distributions, and Taxes	16
Calculation of Yield and Total Return	16
Directors and Officers	17
Investment Advisor and Subadvisors	22
Portfolio Manager Disclosure	23
Administrative Services Agent	41
Transfer and Shareholder Servicing Agents	41
Independent Registered Public Accounting Firm and Custodians	42
Method of Distribution	42
Portfolio Transactions	42
Portfolio Holdings Disclosure	44
Personal Securities Transactions	46
Proxy Voting Disclosure	46
Process for Delivering Shareholder Communications to the Board of Directors	46
General Information	47
Control Persons and Principal Holders of Securities	47
Fund Service Providers	51
Appendix A -- Proxy Voting Guidelines
Appendix B -- Credit Rating Descriptions

SUPPLEMENTAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The Fund offers investors the opportunity to invest in several professionally managed securities portfolios which offer the opportunity for growth of capital or current income through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business. The Calvert Portfolios offer investors a choice of six separate portfolios: Social Small Cap Growth, Social Mid Cap Growth, Social International Equity, Social Balanced, Social Equity, and Income (the "Portfolios"). References to the "Investment Advisor" refer to the Advisor and/or Subadvisor(s) appropriate to the Portfolio being discussed. (See "Investment Advisor and Subadvisors.")  The following supplemental discussion of investment policies and risks applies to each of the Portfolios, unless otherwise noted.

Foreign Securities

Investments in foreign securities may present risks not typically involved in domestic investments. A Portfolio may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depository Receipts and Global Depositary Receipts. ADRs are United States ("U.S.") dollar-denominated and traded in the U.S. on exchanges or over the counter, and can be either sponsored or unsponsored.  A sponsored ADR may be preferable as the foreign issuer is then subject to U.S. reporting requirements and will pay some or all of the expenses of the depositary. With an unsponsored ADR, the ADR holders generally pay the expenses of the depositary. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.  Less information is normally available on unsponsored ADRs.  By investing in ADRs rather than directly in foreign issuers' stock, the Portfolio may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.

Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Portfolio changes investments from one country to another or converts foreign securities holdings into U.S. dollars.

U.S. Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by U.S. investors.

Investing in emerging markets in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. A Portfolio defines an emerging market as any country (other than the U.S. or Canada) that is not included in the MSCI EAFE Index. Investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse, and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Many of these countries are grappling with severe inflation or recession, high levels of national debt, and currency exchange problems. Governments in many emerging market countries participate to a significant degree in their economies and securities markets.  Investments in countries or regions that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, by severe cyclical climactic conditions, lack of significant history in operating under a market-oriented economy or by political instability.  Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.

In determining the appropriate distribution of investments among various countries and geographic regions, the Advisor or Subadvisor ordinarily will consider the following factors: prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the global investor.

Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Portfolios may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Portfolios as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Portfolios will conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

Forward Foreign Currency Contracts.A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A Portfolio may enter into forward foreign currency contracts for two reasons. First, the Portfolio may desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Portfolio may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Second, the Portfolio's exposure to a given currency from its security holdings represents a risk to the Portfolio, either from an expected substantial decline against the U.S. dollar, or from a too small exposure to the Portfolio's relevant index weight of the currency.  The Advisor or Subadvisor may buy or sell the foreign currency on a forward basis to hedge against this risk. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Foreign Bank Instruments

Income may invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks.  Such obligations are not insured by the Federal Deposit Insurance Corporation.  Foreign and domestic bank reserve requirements may differ.  Payment of interest and principal upon these obligations and the marketability and liquidity of such obligations in the secondary market may also be affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk").  Examples of governmental actions would be the imposition of exchange or currency controls, interest limitations or withholding taxes on interest income, seizure of assets, or the declaration of a moratorium on the payment of principal or interest.  In addition, evidences of ownership of portfolio securities may be held outside of the U.S., and the Fund may be subject to the risks associated with the holding of such property overseas.

Small-Cap Issuers

The securities of small-cap issuers may be less actively traded than the securities of larger-cap issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies. Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of insider ownership.

Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Small-cap issuers may have limited product lines, markets, or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies, or the market averages in general.

The small-cap issuers in which Social Small Cap Growth invests may include some micro-cap securities. The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Micro-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Therefore, the Portfolio may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

Mid Cap Issuers

The securities of mid-cap issuers often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies.  Investing in mid-cap issuers generally involves greater risk than investing in larger, established issuers.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Real Estate Investment Trusts

Real Estate Investment Trusts.  Eachof the Portfolios may invest in investments related to real estate, including real estate investment trusts ("REITs").  Risks associated with investments in securities of companies in real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in the value of neighborhood; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended.  REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.  Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act").  If an issuer of debt securities collateralized by real estate defaults, REITs could end up holding the underlying real estate.

Mortgage-Backed Securities, including Collateralized Mortgage Obligations

The Portfolios may invest in mortgage-related securities (i.e., mortgage-backed securities).  A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages, a direct interest in an obligation of the issuer backed by a mortgage or pool of mortgages, or a direct interest in an underlying pool of mortgages.  A Portfolio may invest in collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans.  Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).  Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

CMOs are fully-collateralized bonds which are general obligations of the issuer of the bonds.  CMOsmay be issued by a U.S. Government agency or instrumentality or by a private issuer.  Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity.  CMOs generally are secured by collateral consisting of mortgages or a pool of mortgages.  The collateral is assigned to the trustee named in the indenture pursuant to which the bonds are issued.  Payments of principal and interest on the underlying mortgages are not passed through directly to the holder of the CMO; rather, payments to the trustee are dedicated to payment of interest on and repayment of principal of the CMOs.  This means that the character of payments of principal and interest is not passed through, so that payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages or pool of mortgages do not necessarily constitute income and return of capital, respectively, to the CMO holders.

Prepayments could cause early retirement of CMOs.  CMOs secured by the same pool of mortgagesare frequentlydesigned to reduce the risk of prepayment for investors by issuing multiple classes of securities (or "tranches"), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways.  Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages.  CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid.  If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities.  Thus, the early retirement of particular classes or series of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio that invests in CMOs.

The Federal Home Loan Mortgage Corporation ("FHLMC") has introduced a CMO which is a general obligation of FHLMC.  This requires FHLMC to use its general funds to make payments on the CMO if payments from the underlying mortgages are insufficient.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers.  In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole.  Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues.  Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets.  Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal.  Beside the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment refinancing or foreclosure of the underlying mortgage loans.

Mortgage-backed securities are subject to prepayment risk.  Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns.  If property owners make unscheduled prepayments of their mortgage loans, these payments will result in early payment of the applicable mortgage-related securities.  In that event, the Portfolio may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities.  Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities.  The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage, and other social and demographic conditions.  During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities.  If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be able to realize the rate of return expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long term interest rates.  One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.  Prepayments may cause losses on securities purchased at a premium.  At times, some of the mortgage-baked securities in which a Portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value.  Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities.  The securities may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.  Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans.  The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates.  The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets.  As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs.  Rising interest rates can have the opposite effect.

Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse affect on a Portfolio's yield to maturity to the extent it invests in IOs.  If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investments in these securities.  Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.  The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolios' ability to buy or sell those securities at any particular time.

Private Placements and Illiquid Securities

Due to the particular social objective of the Portfolios, opportunities may exist to promote especially promising approaches to social goals through privately-placed investments. The private placement investments undertaken by the Portfolios, if any, may be subject to a high degree of risk. Such investments may involve relatively small and untried enterprises that have been selected in the first instance because of some attractive social objectives or policies. The Investment Advisors seek to structure the Portfolios' investments to provide the greatest assurance of attaining the intended investment return.

Many private placement investments have no readily available market and may therefore be considered illiquid. It is an operating policy of the Portfolios not to purchase illiquid securities if more than a certain percentage of the value of its net assets would be invested in such securities. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 may be determined by the Board of Directors to be liquid. The Board may delegate such determinations of liquidity to the Advisor, pursuant to guidelines and oversight by the Board. Portfolio investments in private placements and other securities for which market quotations are not readily available are valued at fair market value as determined by the Advisor under the direction and control of the Board.

Temporary Defensive Positions

For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Portfolios may invest in cash or cash equivalents. A Portfolio may from time to time hold a higher amount of cash or cash equivalents while awaiting new data leading to new stock purchases. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements. The Portfolios' investments in temporary defensive positions are generally not FDIC insured, even though a bank may be the issuer.

Repurchase Agreements

The Portfolios may purchase debt securities subject to repurchase agreements, which are arrangements under which the Portfolio buys a security and the seller simultaneously agrees to repurchase the security at a specified time and price. The Portfolios engage in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Portfolio would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Portfolios will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor. In addition, the Portfolios will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Portfolio pursuant to the agreement, the Portfolio will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Portfolio may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

The Portfolios may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Portfolio invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Portfolios intend to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Portfolio invests the proceeds is expected to exceed the amount the Portfolio will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Portfolios do not intend to borrow for leverage purposes. The Portfolios will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Portfolio will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

The Portfolios' use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Portfolio may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Portfolio under the agreements, the Portfolio may have been better off had it not entered into the agreement. However, the Portfolio will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Directors. In addition, the Portfolio bears the risk that the market value of the securities sold by the Portfolio may decline below the agreed-upon repurchase price, in which case the dealer may request the Portfolio to post additional collateral.

Non-Investment Grade Debt Securities

Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by Standard & Poor's ("S&P") or Ba or lower by Moody's Investors Service ("Moody's"), known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. See Appendix B for a description of the ratings.  The Fund considers a security to be investment grade if it has received an investment grade from at least one nationally recognized statistical rating organization ("NRSRO"), or is an unrated security of comparable quality.  Non-investment grade debt securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category.

The quality limitation set forth in the Portfolios' investment policy is determined immediately after a Portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Portfolio's investment policy. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Exchange-Traded Funds ("ETFs")

ETFs are shares of other investment companies that can be traded on an exchange but whose underlying assets are stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing net asset values, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day's next calculated net asset value.  Although there can be no guarantee that an ETF's intra-day price changes will accurately track the price changes of the related index, ETFs benefit from an in-kind redemption mechanism that is designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a tax event for the ETF or its ongoing shareholders.

A Portfolio may purchase shares of other investment companies to the extent any such purchase is consistent with applicable law and is used for the limited purpose of hedging the Portfolio's cash position.  For example, an ETF may be purchased if the Portfolio has excess cash and it may be held until the Advisor and/or Subadvisor decides to make other permissible investments.  Similarly, if the Portfolio should receive a large redemption request, the Portfolio could sell some or all of an ETF position to lessen the exposure to the market.  The social investment criteria of any Portfoliowill not apply to an investment in an ETF or to any of the individual underlying securities held by the ETF.  Accordingly, a Portfolio could have indirect exposure to a company that does not meet that Portfolio's social investment criteria and that could therefore not be purchased directly by the Portfolio.  ETF investments, however, (i) will not constitute a direct ownership interest in any security that does not meet applicable social investment criteria, (ii) will be limited to the amount of net cash available, which, in general, is not expected to be a material portion of any Portfolio and (iii) will be used principally to help reduce deviations from the applicable Portfolio's benchmark.

Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including (i) market risk (the risk of fluctuating stock prices in general), (ii) asset class risk (the risk of fluctuating prices of the stocks represented in the ETF's index), (iii) tracking error risk (the risk of errors in matching the ETF's underlying assets to the index), (iv) industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks) and (v) the risk that since an ETF is not actively managed it cannot sell poorly performing stocks as long as they are represented in the index. Other ETF risks include the risk that ETFs may trade at a discount from their NAV and the risk that the ETFs may not be liquid.  In addition, because ETFs operate as open-end investment companies, closed-end investment companies or unit investment trusts they incur fees that are separate from the fees incurred directly by the Portfolios.  Therefore, a Portfolio's purchase of an ETF results in the layering of expenses, such that Portfolio shareholders indirectly bear a proportionate share of any operating expenses of the ETF.

Derivatives

A Portfolio can use various techniques to increase or decrease their exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Portfolios can use these practices either as substitution or as protection against an adverse move in the Portfolio to adjust the risk and return characteristics of the Portfolio. If the Advisor and/or Subadvisor (as applicable) judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts

The Portfolios may purchase put and call options and engage in the writing of covered call options and secured put options on securities which meet the Portfolios' social criteria, and employ a variety of other investment techniques. Specifically, these Portfolios may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.

These Portfolios will engage in such transactions only for hedging purposes. They will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

These Portfolios will not engage in such options or futures transactions unless they receive appropriate regulatory approvals permitting them to engage in such transactions. These Portfolios may write "covered options" (as discussed below) on securities in standard contracts traded on national securities exchanges. These Portfolios will write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

Put and Call Options. These Portfolios may purchase put and call options, in standard contracts traded on national securities exchanges, on securities of issuers which meet the Portfolios' social criteria. These Portfolios will purchase such options only to hedge against changes in the value of securities the Portfolios hold and not for the purposes of speculation or leverage. In buying a put, a Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

These Portfolios may purchase call options on securities that they may intend to purchase and that meet the Portfolios' social criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. These Portfolios may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. For call options, this means that so long as a Portfolio is obligated as the writer of a call option, that Portfolio will own the underlying security subject to the option and, in the case of put options, that Portfolio will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Income may engage in the writing of covered call options in standard contracts traded on national securities exchanges or quoted on NASDAQ, provided that: (1) the Portfolio continues to own the securities covering each call option until the call option has been exercised or until the Portfolio has purchased a closing call to offset its obligation to deliver securities pursuant to the call option it had written; and (2) the market value of all securities covering call options in the Portfolio does not exceed 35% of the market value of the Portfolio's net assets.  The Portfolio may also write secured put options against U.S. Government-backed obligations and uses a variety of other investment techniques, seeking to hedge against changes in the general level of interest rates, including the purchase of put and call options on debt securities and the purchase and sale of interest rate futures contracts and options on such futures.

When a Portfolio writes a covered call option, the Portfolio gives the purchaser the right to purchase the security at the exercise price at any time during the life of the option. As the writer of the option, the Portfolio receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the exercise price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Portfolio and thus reduce declines in the net asset value per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Portfolio to forego future appreciation of the securities covered by the option.

When a Portfolio writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the market price of the security, less the premium received.

These Portfolios may purchase securities by exercising a call option, solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios. The Portfolio's turnover may increase through the exercise of a call option that it has written; this will generally occur if the market value of the underlying security increases and the Portfolio has not entered into a closing purchase transaction.

Expiration of a put or call option or entry into a closing purchase transaction will result in a short-term capital gain, unless the cost of a closing purchase transaction exceeds the premium the Portfolio received when it initially wrote the option, in which case a short-term capital loss will result.  If the purchaser exercises a put or call option, the Portfolio will realize a gain or loss from the sale of the security acquired or sold pursuant to the option, and in determining the gain or loss the premium will be included in the proceeds of sale.

Risks Related to Options Transactions. The Portfolios can close out their respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although these Portfolios intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Portfolios from closing an options position, which could impair the Portfolios' ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Portfolio may be required to hold the securities underlying the option until the option expires or is exercised.

The hours of trading for options on U.S. Government securities may not correspond exactly to the hours of trading for the underlying securities.  To the extent that the options markets close before the U.S. Government securities markets, significant movements in rates and prices may occur in the Government securities markets that cannot be reflected in the options markets.

Futures Transactions.These Portfolios may purchase and sell futures contracts ("futures contracts") but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Portfolios. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.

These Portfolios may only invest in futures contracts to hedge their respective existing investment positions, including to hedge or "equitize" its cash position, and not for income enhancement, speculation, or leverage purposes. Although some of the securities underlying the futures contract may not necessarily meet the Portfolios' social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

Futures contracts have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Portfolios are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Portfolios may invest in futures contracts under specified conditions without registering with the CFTC. Among these conditions are requirements that each Portfolio invest in futures only for hedging purposes. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts.These Portfolios may purchase and write put or call options and sell call options on futures contracts in which a Portfolio could otherwise invest and which are traded on a U.S. exchange or board of trade. The Portfolios may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy or sell a call option to close a position where the Portfolio has already sold or bought, respectively, a corresponding call option.

The Portfolios may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation, or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Portfolios' social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to buy a futures contract, in the case of a call option, and to sell a futures contract, in the case of a put option, in each case at a specified exercise price at any time during the period of the option. The Portfolios will pay a premium to purchase an option. In connection with the writing of an option that does not close out an existing position, the Portfolios will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts.The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. These Portfolios may purchase put options and sell put options on futures contracts that are already owned by that Portfolio. The Portfolios will only purchase put options and write covered put options on market index futures for hedging purposes.

Call Options on Futures Contracts.The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. These Portfolios may only buy call options to close an existing position where the Portfolio has already sold a corresponding call option, or for a cash hedge. The Portfolios will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

Writing Call Options on Futures Contracts.The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's securities holdings.

Writing Put Options on Futures Contracts. The writing of put options on futures contracts is analogous to the purchase of futures contracts.  If an option is exercised, the net cost to the Portfolio of the debt securities acquired by it will be reduced by the amount of the option premium received.  Of course, if market prices have declined, the Portfolio's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the cash market.

Risks of Options and Futures Contracts.If one of these Portfolios has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, the Portfolio may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Portfolio has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Portfolio may decline. If this were to occur, the Portfolio might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities. However, although this might occur for a brief period or to a slight degree, the value of a diversified portfolio will tend to move in the direction of the market generally.

The Portfolios can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Portfolios intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Portfolios from closing a futures position, which could require a Portfolio to make daily cash payments with respect to its position in the event of adverse price movements.

Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Portfolios' ability to close out their options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Portfolios seek to close their positions. There can be no assurance that such a market will develop or exist. Therefore, the Portfolios might be required to exercise the options to realize any profit.

Interest Rate Futures Transactions.A change in the general level of interest rates will affect the market value of debt securities in the portfolio.  A Portfolio may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates in accordance with the strategies described below.  A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security.  Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities.  Upon purchasing or selling a futures contract, the Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker.  Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its position becomes more valuable.

The purchase and sale of interest rate futures contracts is for the purpose of hedging the Portfolio's holdings of long-term debt securities.  Futures contracts based on U.S. Government securities and GNMA Certificates historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which mortgage-related securities reacted to the change.  If interest rates increase, the value of such securities in the portfolio would decline, but the value of a short position in futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have.  Thus, if a Portfolio owns long-term securities and interest rates were expected to increase, it might sell futures contracts rather than sell its holdings of long-term securities.  If, on the other hand, the Portfolio held cash reserves and interest rates were expected to decline, the Portfolio might enter into futures contracts for the purchase of U.S. Government securities or GNMA certificates and thus take advantage of the anticipated risk in the value of long-term securities without actually buying them until the market had stabilized.  At that time, the futures contracts could be liquidated and the Portfolio's cash reserves could then be used to buy long-term securities in the cash market.  The Portfolio could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline.  But by using futures contracts as an investment tool to manage risk it might be possible to accomplish the same result more easily and quickly.

Foreign Currency Options(Not applicable to Social Balanced). A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on or before a specified date. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller buyer may close its position any time prior to expiration of the option period. A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. Purchasing a foreign currency option can protect a Portfolio against adverse movement in the value of a foreign currency.

Foreign Currency Futures Transactions.The Portfolio may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

Lending Portfolio Securities

The Portfolios may lend their portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Portfolios must be able to terminate such loans upon notice at any time. A Portfolio will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

The advantage of such loans is that the Portfolio continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Portfolio's investment objective, policies and restrictions.

Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, a Portfolio will make loans of its portfolio securities only to those firms the Advisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Portfolio. The Portfolio will recognize any gain or loss in the market value of the securities during the loan period. The Portfolio may pay reasonable custodial fees in connection with the loan.

When-Issued and Delayed Delivery Securities

From time to time, in the ordinary course of business, each Portfolio may purchase securities on a when-issued or delayed delivery basis -- that is, delivery and payment can take place a month or more after the date of the transactions. The securities purchased in this manner are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Portfolio makes a commitment to purchase securities on a when-issued or delayed delivery basis, the price is fixed and the Portfolio will record the transaction and thereafter reflect the value, each day, of the security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price.

The Portfolio will enter commitments for when-issued or delayed delivery securities only when it intends to acquire the securities. Accordingly, when a Portfolio purchases a when-issued security, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account with the Portfolio's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the when-issued purchase, thereby ensuring the transaction is unleveraged.

Swap Agreements

Income and Social Balanced may invest in swap agreements, which are derivatives that may be used to offset credit, interest rate, market, or other risks.  Income will only enter in swap agreements for hedging purposes.  The counterparty to any swap agreements must meet credit guidelines as determined by the Advisor and/or Subadvisor.

The use of swaps is a highly specialized activity that involves investment techniques, costs, and risks (particularly correlation risk) different from those associated with ordinary portfolio securities transactions.  If the Advisor and/or Subadvisor is incorrect in its forecasts of market variables, the investment performance of a Portfolio may be less favorable than it would have been if this investment technique were not used.

Credit default swaps are one type of swap agreement that the Portfolios may invest in. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer makes regular fixed payments in return for a contingent payment by the seller upon either (i) the occurrence of an observable credit event that affects the issuer of a specified bond or (ii) a change in the credit spread of a specified bond. The contingent payment compensates the protection buyer for losses suffered as a result of the credit event. If the protection seller defaults on its obligation to make the payment, the Portfolio would bear the losses resulting from the credit event. The Portfolios will only invest in credit default swaps for hedging purposes.

U.S. Government-Sponsored Obligations

Fannie Mae and Freddie Mac. The Portfolios may invest in debt and mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), commonly known as Fannie Maes and Freddie Macs, respectively. Unlike Government National Mortgage Association ("GNMA") certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the United States ("U.S.") Government. FNMA's guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC's guarantee is backed by reserves set aside to protect holders against losses due to default.

U.S. Government-Backed Obligations

The Portfolios may invest in debt and mortgage-backed securities issued by GNMA, commonly known as Ginnie Maes, and other U.S. Government-backed obligations.

GinnieMaes. Ginnie Maes are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.

From time to time, a Portfolio may make charitable contributions to groups intended to further its social purpose, including but not limited to educating investors about socially responsible investing.

Charitable Contributions

From time to time, a Portfolio (other than Income) may make charitable contributions to groups intended to further the Portfolio's social purpose, including but not limited to educating investors about socially responsible investing.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The Portfolios have adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the affected Portfolio.  The "1940 Act" means the Investment Company Act of 1940, as amended.

(1) Social Equity, Social International Equity and Social Small Cap Growth may not make any investment inconsistent with their classification as a diversified investment company under the 1940 Act.

(2) Each Portfolio may not concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).

(3) Each Portfolio may not issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed).

(4) Each Portfolio may not underwrite the securities of other issuers, except to the extent that the purchase of obligations, either directly from the issuer or from an underwriter for an issuer, may be deemed to be an underwriting.

(5) Each Portfolio may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that Social Mid Cap, Social International Equity, Social Small Cap Growth and Income may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.

(6) No Portfolio may lend any security or make any loan, including engaging in repurchase agreements, if as a result, more than 33 1/3% of the Portfolio's total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Under current law a diversified investment company, with respect to 75% of its total assets, can invest no more than 5% of its total assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.  Under the interpretation of the SEC staff, "concentrate" means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry.  Under current law a Portfolio may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Portfolio may underwrite securities to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in selling a portfolio security.

Nonfundamental Investment Restrictions

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) Social Mid Cap Growth may not, under normal circumstances, invest less than 80% of its net assets in the common stocks of mid-cap companies.

(2) Social Equity may not, under normal circumstances, invest less than 80% of its net assets in equities.

(3) Social Small Cap Growth may not, under normal circumstances, invest less than 80% of its net assets in small-cap companies.

(4) Social International Equity may not, under normal circumstances, invest less than 80% of its net assets in equities internationally.

(5) Each Portfolio (except Social International Equity and Income) does not intend to make any purchases of securities if borrowing exceeds 5% of a portfolio's total assets; Social International Equity and Income each do not intend to make any purchases of securities if borrowing exceeds 15% of their respective total assets.

(6) Each Portfolio may not acquire private placement investments until the value of the Portfolio's assets exceeds $20 million.

(7) Social International Equity, Social Small Cap Growth and Social Mid Cap Growth may not write options on more than 50% of their total assets.

(8) Social International Equity, Social Small Cap Growth, Social Mid Cap Growth, Social Balanced, Social Equity and Income may not purchase illiquid securities if more than 15% of the value of net assets would be invested in such securities.

(9) Social International Equity, Social Mid Cap Growth, Social Balanced, Social Equity and Income may not make short sales of securities or purchase any securities on margin except that each Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by a Portfolio of initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

(10) Income may not effect short sales of securities, except (a) if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or (b) it may effect short sales of U.S. Treasury securities for the limited purpose of hedging the duration of its  portfolio. Such short sales shall be "covered" with an equivalent amount of high quality, liquid securities. For purposes of this restriction, transactions in futures contracts and options are not deemed to constitute selling securities short.

(11) Social Balanced may not invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets taken at market value at the time of the investment would be invested in such securities.

(12) Income may not invest more than 30% of its net assets in the securities of foreign issuers, including obligations of foreign branches of U.S. banks, and U.S. branches of foreign banks.

(13) Social Balanced may not write, purchase or sell puts, calls or combinations thereof except in connection with when-issued securities.

(14) Income may not purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of its net asset value.

(15) Income may not invest in puts, calls, straddles, spread, or any combination thereof, except to the extent permitted by its Prospectus and this SAI, as each may from time to time be amended.

(16) Social International Equity may not write, purchase or sell puts, calls or combinations thereof except that the Portfolio may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies, write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transactions with respect to such options, and (c) engage in financial futures contracts and related options transactions, provided that the sum of the initial margin deposits on the Portfolio's existing futures and related options positions and the premiums paid for related options would not exceed 5% of its total assets.

(17) Social International Equity will limit its investments in securities of U.S. issuers to 5% of its net assets.

(18) Social Balanced may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that Social Balanced may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.

With respect to Nonfundamental Investment Restrictions Nos. 1 through 4, the affected Portfolio will provide shareholders with at least 60 days' notice before changing its 80% policy.

PURCHASE AND REDEMPTION OF SHARES

Each Portfolio has authorized one or more brokers to accept on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Portfolio's behalf. The Portfolio will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, accepts the order in good order. The customer orders will be priced at the Portfolio's Net Asset Value next computed after they are accepted by an authorized broker or the broker's authorized designee.

The Portfolios have no arrangement with any person to permit frequent purchases and redemptions of Portfolio shares.

See the Prospectuses for additional details on purchases and redemptions.

NET ASSET VALUE

Shares of each Portfolio are issued and redeemed at the net asset value per share of the Portfolio.  Each Portfolio's net asset value per share is determined by dividing that Portfolio's total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding.  Expenses are accrued daily, including the investment advisory fee. The net asset values of Social Balanced, Social International Equity, Social Small Cap Growth, Social Mid Cap Growth, Social Equity, and Income fluctuate based on the respective market value of the Portfolio's investments. The net asset value per share of each of the Portfolios is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolios do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

In calculating net asset value, the Portfolio follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date.  This practice is known as "trade date plus one" or "T + 1 accounting".  Thus, changes in holdings of portfolio securities are reflected in the first calculation of net asset value on the first business day following trade date, as permitted by applicable law.  Security transactions for money market instruments are recorded on trade date.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Each Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").  If for any reason a Portfolio should fail to qualify, it would be taxed as a corporation at the Portfolio level, rather than passing through its income and gains to shareholders.

Any distributions of a Portfolio's net investment income or realized net capital gains, if any, are normally paid once a year. However, the Portfolios do not intend to make distributions from realized net capital gains unless available capital loss carryovers, if any, have been used or have expired.  Capital loss carry forwards as of December 31, 2006 were as follows:

Social Small Cap Growth	$20,754
Social Mid Cap Growth	$0
Social International Equity	$0
Social Balanced	$0
Social Equity	$222,307
Income	$0

Since the shareholders of the Portfolios are Insurance Companies, this SAI does not contain a discussion of the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of annuity or life insurance policies, see the prospectus for the policies.

CALCULATION OF YIELD AND TOTAL RETURN

Yield (Income):

From time to time, Income may advertise its "yield".  Yield quotations are historical, and are not intended to indicate future performance.  "Yield" quotations refer to the aggregate imputed yield-to-maturity of each of the Portfolio's investments based on the market value as of the last day of a given thirty-day or one-month period, less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares which are entitled to receive dividends, times the maximum offering price on the last day of the period, compounded on a "bond equivalent," or semi-annual, basis.  The yield is computed according to the following formula:

Yield = 2[(a-b/cd+1)6-1]

where a = dividends and interest earned during the period using the aggregate imputed yield-to-maturity for each of the Portfolio's investments as noted above; b= expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d= the maximum offering price per share on the last day of the period. Using this calculation, Income's yield for the month ended December 31, 2006 was 5.03%.

Yield will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses.  Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account.  Yield during any particular time period should not be considered an indication of future yield.  It is, however, useful in evaluating a Portfolio's performance in meeting its investment objective.

Total Return and Other Quotations:

The Portfolios may each advertise "total return." Total return differs from yield in that yield figures measure only the income component of a Portfolio's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

Total return is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5, or 10 -year periods at the end of such periods (or portions thereof if applicable). Total return is historical in nature and is not intended to indicate future performance.

Information on the annual returns and the long-term performance for each Portfolio is provided in the Portfolio's Prospectus.

Total return, like yield and net asset value per share, fluctuates in response to changes in market conditions. Neither total return nor yield for any particular time period should be considered an indication of future return.

DIRECTORS AND OFFICERS

The Board of Directors supervises each Portfolio's activities and reviews its contracts with companies that provide it with services.  Business information is provided below about the Directors.  "Disinterested" Directors refers to those Directors who are not interested persons as that term is defined in the 1940 Act and the rules thereunder.

Name & Age

Position with Fund

Position Start Date

Principal Occupation During Last 5 Years

(Not Applicable to Officers)

# of Calvert Portfolios Overseen

Other Directorships

Disinterested Directors
FRANK H. BLATZ, JR., Esq. AGE: 71	Director	1982	Of counsel to firm of Schiller & Pittenger, P.C. Mr. Blatz was an attorney in private practice in Fanwood, NJ from 1999 to 2004.	26	None.
ALICE GRESHAM AGE: 56	Director	1999	Dean and Professor at Howard University School of Law. She was formerly Deputy Director of the Association of American Law Schools.	14	Council on Legal Education Opportunity North Country School
M. CHARITO KRUVANT AGE: 61	Director	1999	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	26	Acacia Federal Savings Bank Summit Foundation The Community Foundation for the National Capital Region
CYNTHIA MILLIGAN AGE: 61	Director	1999	Dean, College of Business Administration, University of Nebraska, Lincoln. Formerly, she was the President and Chief Executive Officer for CMA, a consulting firm for financial institutions.	14	Wells Fargo Company Gallup, Inc. W.K. Kellogg Foundation Raven Industries Omaha Branch of Kansas City Federal Reserve Bank
ARTHUR J. PUGH AGE: 69	Director	1982	Retired executive.	26	Acacia Federal Savings Bank
Interested Directors

BARBARA J. KRUMSIEK* AGE: 54

	Director & Chair-person	1997	President, Chief Executive Officer and Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	40	Calvert Foundation
WILLIAM LESTER* AGE: 49	Director & President	2004	President, CEO and Treasurer of Ameritas Investment Advisors, Inc.	14	None.
Officers
KAREN BECKER Age: 54	Chief Compliance Officer	2005

Chief Compliance Officer for the Calvert Funds and Senior Vice President of Calvert Group, Ltd.  Prior to 2005, Ms. Becker was Senior Vice President of Calvert Group, Ltd. and Head of Calvert Client Services.

SUSAN WALKER BENDER, Esq. AGE: 48	Assistant Vice President & Assistant Secretary	1988	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
THOMAS DAILEY AGE: 42	Vice President	2004	Vice President of Calvert Asset Management Company, Inc.
IVY WAFFORD DUKE, Esq. AGE: 38	Assistant Vice President & Assistant Secretary	1996	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd., and since 2004, Chief Compliance Officer for Calvert Asset Management Company, investment advisor to the Portfolios.
STEVEN A. FALCI AGE: 47	Vice President	2003	Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2003, Mr. Falci was SVP and Senior Portfolio Manager at Principal Mellon Equity Associates.
TRACI L. GOLDT AGE: 33	Assistant Secretary	2004	Executive Assistant to General Counsel, Calvert Group, Ltd.
GREGORY B. HABEEB AGE: 57	Vice President	2004	Senior Vice President of Calvert Asset Management Company, Inc.
DANIEL K. HAYES AGE: 56	Vice President	1996	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA AGE: 42	Assistant Treasurer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
LANCELOT A. KING, Esq. AGE: 36	Assistant Vice President & Assistant Secretary	2002

Assistant Vice President, Assistant Secretary, and Associate General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2002, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo.

EDITH LILLIE AGE: 50	Assistant Secretary	2007	Assistant Secretary and Regulatory Matters Manager of Calvert Group, Ltd.
AUGUSTO DIVO MACEDO, Esq. AGE: 44	Assistant Vice President & Assistant Secretary	2007

Assistant Vice President, Assistant Secretary, and Associate Counsel Compliance of Calvert Group, Ltd.  Prior to joining Calvert in 2005, Mr. Macedo served as 2nd Vice President at Acacia Life Insurance Company and The Advisors Group.

JANE B. MAXWELL, Esq. AGE: 54	Assistant Vice President & Assistant Secretary	2005	Assistant Vice President, Assistant Secretary and Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2004, Ms. Maxwell was an associate with Sullivan & Worcester LLP.
ANDREW K. NIEBLER, Esq. AGE: 39	Assistant Vice President & Assistant Secretary	2006

Assistant Vice President, Assistant Secretary and Assistant General Counsel of Calvert Group, Ltd.  Prior to joining Calvert in 2006, Mr. Niebler was an associate with Cleary, Gottlieb, Steen & Hamilton for seven years.

CATHERINE P. ROY AGE: 51	Vice President	2004

Senior Vice President of Calvert Asset Management Company, Inc.  Prior to joining Calvert in 2004, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

WILLIAM M. TARTIKOFF, Esq. AGE: 59	Vice President & Secretary	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
RONALD M. WOLFSHEIMER, CPA AGE: 54	Treasurer	1982	Senior Vice President and Chief Financial Officer and Administrative Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA AGE: 45	Fund Controller	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

*   Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Fund's Advisor and its affiliates. Mr. Lester is an interested person of the Fund since he is an Officer of the parent company of the Fund's Advisor.

The address of the Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Directors and Officers of the Fund as a group own less than 1% of each Portfolio's outstanding shares.

The Board of Directors has one standing Committee. The Audit Committee approves and recommends to the Board independent public accountants to conduct the annual audit of the Fund's financial statements; reviews with the independent public accountants the outline, scope, and results of the annual audit; and reviews the performance and fees charged by the independent public accountants for professional services. In addition, the Audit Committee meets with the Fund's independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control. The Committee met five times during the past fiscal year. The disinterested Directors of the Board (Mmes. Gresham, Milligan and Kruvant, and Messrs. Blatz and Pugh) comprise this Committee. The disinterested Directors also function as a Governance Committee (addressing matters of fund governance, including policies on Director compensation, and Board and Committee structure and responsibilities), as well as a Nominating Committee (e.g., handling initiation and consideration of nominations for the appointment or election of disinterested Directors of the Board).

The Board of Directors of the Funds has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for each Fund, in connection with the Board's annual consideration of the renewal of the Fund's investment advisory, subadvisory and underwriting agreements, as required by Section 15(c) of the 1940 Act.

The Directors owned shares in the Fund and in all Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2006:

Name of Director	Dollar Range of Equity Securities in the Fund (applies to each Portfolio)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Director in Calvert Family of Funds

Disinterested Directors
Frank H. Blatz, Jr.	None	>$100,000
Alice Gresham	None	None
M. Charito Kruvant	None	>$100,000
Cynthia Milligan	None	>$100,000
Arthur J. Pugh	None	>$100,000
Interested Directors
Barbara J. Krumsiek	None	>$100,000
William Lester	None	None

Directors of each Portfolio not affiliated with the Fund's Advisor may elect to defer receipt of all of a percentage of their fees and deem such deferred amounts to be invested in any fund in the Calvert Family of Funds through the Directors Deferred Compensation Plan.  Management believes this will have negligible effect on each Portfolio's assets, liabilities, net assets, and net income per share.

                                                                                                       Director Compensation Table
                                                                                                           Calvert Variable Series, Inc.

The following tables (unaudited numbers) set forth information describing the compensation of each Trustee for his/her services to the Fund for the most recent fiscal year ended December 31, 2006, and to all of the portfolios in the Fund Complex. Each portfolio within Calvert Variable Series, Inc. is responsible for a proportionate share of these payments.

Name of Person, Position	Aggregate Compensation From Fund (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From Fund and Fund Complex Paid to Directors***
Frank H. Blatz, Jr.** (Director)	$20,750	$20,750	$71,500
Alice Gresham (Director)	$32,750	$0	$32,750
M. Charito Kruvant** (Director)	$21,500	$12,900	$72,250
Cynthia Milligan** (Director)	$31,250	$31,250	$31,250
Arthur J. Pugh** (Director)	$22,250	$22,250	$73,750
Barbara J. Krumsiek* (Director & Chair-person)	$0	$0	$0
William Lester* (Director & President)	$0	$0	$0

*    Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Advisor and its affiliates. Mr. Lester is an interested person of the Fund since he is a Director of the parent company of the Advisor.

**   Messrs. Blatz and Pugh, Ms. Kruvant and Ms. Milligan have chosen to defer a portion of their compensation.  As of December 31, 2006, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $1,582,925; $440,429; $364,163; and $173,646, for each of them, respectively.

***  As of December 31, 2006, the Fund Complex consisted of forty (40) funds.

INVESTMENT ADVISOR AND SUBADVISORS

The Fund's investment advisor is Calvert Asset Management Company, Inc., a subsidiary of Calvert Group Ltd., which is a subsidiary of UNIFI Mutual Holding Company.

Under the Investment Advisory Agreement with respect to the Portfolios, the Advisor provides investment advice to the Portfolios and oversees the day-to-day operations, subject to the supervision and direction of the Fund's Board of Directors.  The Advisor  provides the Portfolios with investment supervision and management, and office space; furnishes executive and other personnel to the Portfolios; and pays the salaries and fees of all Directors who are employees of the Advisor or its affiliates.  The Portfolios pay all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Directors, executive officers and employees of the Fund, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.  As explained in the Prospectus fee table footnotes, the Portfolios have an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits earned on the Portfolios' cash on deposit with the bank.  These credits are used to reduce Portfolio expenses.  In those Portfolios where the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater balances at the custodian, since it receives the benefit of any expense offset credit. The Fund's Board of Directors will periodically review the balances under the expense offset arrangement, and the interest rate that these overnight balances could otherwise earn if not left at the custodian, to monitor the arrangement and see that it does not harm Portfolio shareholders.

Under the Investment Advisory Agreement, the Advisor receives an annual fee, payable monthly, of 0.75% of Social Small Cap Growth's average daily net assets; 0.65% of Social Mid Cap Growth's average daily net assets; 0.425% of the first $500 million of Social Balanced's average daily net assets, 0.375% of the next $500 million of such assets and 0.325% of all assets above $1 billion; 0.50% of Social Equity's average daily net assets; 0.40% of Income's average daily net assets; and 0.75% of the first $250 million of Social International Equity's average daily net assets, 0.725% of the next $250 million of such assets and 0.675% of all assets above $500 million.  For Social International Equity, the Advisor voluntarily waives a portion of its advisory fees at Fund asset levels above $250 million.  With the waiver, the Advisor receives an annual fee, payable monthly, of 0.70% of assets above $250 million and up to $500 million; and 0.625% of all assets above $500 million.  This waiver is contingent upon the continued service by the current Subadvisor to the Fund (Acadian -- see below), and the Advisor may terminate this waiver at any time.

The Advisor reserves the right to (i) waive all of a part of its fee; (ii) reimburse a Portfolio for expenses; and (iii) pay broker-dealers in consideration of their promotional or administrative services.  The Advisor may, but is not required to, waive current payment of its fees, or reimburse expenses of a Portfolio, except as noted in the Portfolio's Prospectus.

The following chart shows the Investment Advisory fees paid to the Advisor for the past three fiscal years:

	2004	2005	2006
Social Balanced	$1,835,222	$2,005,329	$2,006,135
Social International Equity	$117,006	$137,003	$157,376
Social Mid Cap Growth	$419,358	$421,540	$353,798
Social Small Cap Growth	$131,575	$109,794	$90,749
Social Equity	$42,173	$45,259	$46,162
Income	$119,682	$159,502	$223,107

The following Portfolios received expense reimbursements from the Advisor in the following amounts:

	2004	2005	2006
Social Small Cap Growth	$0	$205	$245
Social Equity	$19,648	$19,395	$96
Income	$10,233	$0	$0

Subadvisors

Calvert has retained Bridgeway Capital Management, Inc. ("Bridgeway") as Subadvisor for Social Small Cap Growth. Bridgeway is controlled by John Montgomery and his family. It receives a subadvisory fee, paid by the Advisor, of 0.50% of the Portfolio's average daily net assets.

Calvert has retained New Amsterdam Partners LLC ("New Amsterdam") as Subadvisor for Social Mid Cap Growth and for part of the equity investments of Social Balanced. New Amsterdam is controlled by Michelle Clayman, CFA. New Amsterdam receives a subadvisory fee, paid by the Advisor, of 0.25% of the average daily net assets it manages for Social Mid Cap Growth and 0.25% of the average daily net assets it manages for Social Balanced.

Calvert has retained Acadian Asset Management, Inc. ("Acadian") as Subadvisor for Social International Equity. Acadian is a subsidiary of Old Mutual plc.  Acadian receives a subadvisory fee, paid by the Advisor, of 0.45% of the average daily net assets up to and including $250 million; 0.40% of the average daily net assets over $250 million and up to and including $500 million; and 0.35% of such average daily net assets in excess of $500 million.

Calvert has retained SSgA Funds Management, Inc. ("SSgA FM") as Subadvisor for the other part of the equity investments of Social Balanced.  SSgA FM is a subsidiary of State Street Corporation. It receives a subadvisory fee, paid by the Advisor, of 0.25% of the Portfolio's average daily net assets.

Calvert has retained Atlanta Capital Management Company, L.L.C. ("Atlanta Capital") as Subadvisor for Social Equity. Atlanta Capital is majority-owned subsidiary of Eaton Vance Corp. Atlanta Capital receives a subadvisory fee, paid by the Advisor, of 0.30% of average daily net assets.

The Fund has received an exemptive order to permit each applicable Portfolio and the Advisor to enter into and materially amend the respective Investment Subadvisory Agreement (entered into with any subadvisor that is not an "affiliated person," as defined in Section 2(a)(3) of the 1940 Act) without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any proposed material change in an Investment Subadvisory Agreement, the affected Portfolio will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Portfolio. The Portfolio will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

PORTFOLIO MANAGER DISCLOSURE

Additional information about each Portfolio's Portfolio Managers, identified in the applicable Prospectus of the Portfolio, is provided below.

A.     Other Accounts Managed by Portfolio Managers of the Portfolios

The following Portfolio Managers of the Portfolios are also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below.  This information includes accounts managed by any group which includes the identified Portfolio Manager.  The "Other Accounts" category includes accounts managed in the Portfolio Manager's personal as well as professional capacities.

SOCIAL SMALL CAP GROWTH

Bridgeway:
John Montgomery

Accounts Managed (not including Social Small Cap Growth) as of March 9, 2007*	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	9	0	56
Total Assets in Other Accounts Managed	$1,813,676,693	$0	$185,270,471
Number of Other Accounts in which Advisory Fee is based on Account's Performance	8	0	3
Total Assets in Other Accounts in which Advisory Fee is based on Account's Performance	$2,968,374,668	$0	$14,476,036

*  Bridgeway assumed responsibility as subadvisor to the Portfolio on March 9, 2007.

SOCIAL MID CAP GROWTH

New Amsterdam:
Michelle Clayman, CFA

Accounts Managed (not including Social Mid Cap Growth) as of December 31, 2006
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	0	132
Total Assets in Other Accounts Managed	$409,600,000	$0	$5,820,000,000
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	3
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$747,000,000

New Amsterdam:
Nathaniel Paull, CFA

Accounts Managed (not including Social Mid Cap Growth)   as of December 31, 2006
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	0	132
Total Assets in Other Accounts Managed	$409,600,000	$0	$5,820,000,000
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	3
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$747,000,000

(Note: Because Ms. Clayman's and Mr. Paull's responsibilities completely overlap, the above data is identical for both Portfolio Managers.)

SOCIAL INTERNATIONAL EQUITY

Acadian:
Raymond F. Mui

Accounts Managed (not including Social International Equity) as of December 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	16	48	151
Total Assets in Other Accounts Managed	$5,239,337,109	$10,580,370,503	$48,220,056,453
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	2	6	29
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$2,459,719,000	$825,254,815	$14,055,447,823

Acadian:
Brian K. Wolahan

Accounts Managed (not including Social International Equity) as of December 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	16	48	151
Total Assets in Other Accounts Managed	$5,239,337,109	$10,580,370,503	$48,220,056,453
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	2	6	29
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$2,459,719,000	$825,254,815	$14,055,447,823

SOCIAL BALANCED

Calvert:
Steve Falci

Accounts Managed (not including Social Balanced) as of December 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	4	5	0
Total Assets in Other Accounts Managed	$692,678,898	$48,052,602	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

1.             Fixed Income Investments

Calvert:
Gregory Habeeb

Accounts Managed (not including Social Balanced) as of December 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	7	0	0
Total Assets in Other Accounts Managed	$6,234,373,130	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

2.             Equity Investments

New Amsterdam:
Michelle Clayman, CFA

Accounts Managed (not including Social Balanced) as of December 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	0	132
Total Assets in Other Accounts Managed	$379,000,000	$0	$5,820,000,000
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	3
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$747,000,000

New Amsterdam:
Nathaniel Paull, CFA
Accounts Managed (not including Social Balanced) as of December 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	0	132
Total Assets in Other Accounts Managed	$379,000,000	$0	$5,820,000,000
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	3
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$747,000,000

  (Note:  Because Ms. Clayman's and Mr. Paull's responsibilities completely overlap, the above data is identical for both Portfolio Managers.)

SSgAFM:
Ric Thomas

Accounts Managed (not including Social Balanced) as of December 31, 2006*
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	8	43	63
Total Assets in Other Accounts Managed	$990,000,000	$51,570,000,000	$31,890,000,000
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	37	27
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$50,430,000,000	$16,960,000,000

*  Please note that SSgA FM's enhanced assets are managed on a team basis.  This table refers to SSgA, comprised of all of the investment management affiliates of State Street Corporation, including SSgA Funds Management, Inc.

SSgAFM:
John O'Connell

Accounts Managed (not including Social Balanced) as of December 31, 2006 *	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	8	43	63
Total Assets in Other Accounts Managed	$990,000,000	$51,570,000,000	$31,890,000,000
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	37	27
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$50,430,000,000	$16,960,000,000

*  Please note that SSgA FM's enhanced assets are managed on a team basis.  This table refers to SSgA, comprised of all of the investment management affiliates of State Street Corporation, including SSgA Funds Management, Inc.

SOCIAL EQUITY

Atlanta Capital:
Daniel W. Boone, III, CFA

Accounts Managed (not including Social Equity) as of December 31, 2006
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	2	0	757
Total Assets in Other Accounts Managed	$1,470,600,900	$0	$4,306,948,400
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	2
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$264,950,600

Atlanta Capital:
Marilyn R. Irvin, CFA

Accounts Managed (not including Social Equity) as of December 31, 2006
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	4	0	748
Total Assets in Other Accounts Managed	$1,598,224,300	$0	$2,541,821,000
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	2
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$264,950,600

Atlanta Capital:
William R. Hackney III, CFA

Accounts Managed (not including Social Equity) as of December 31, 2006
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	0	749
Total Assets in Other Accounts Managed	$1,623,227,000	$0	$4,265,843,600
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	2
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$264,950,600

Atlanta Capital:
Richard B. England, CFA

Accounts Managed (not including Social Equity) as of December 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	2	0	750
Total Assets in Other Accounts Managed	$1,470,600,900	$0	$4,266,948,600
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	2
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$264,950,600

INCOME

Calvert:
Gregory Habeeb

Accounts Managed (not including Income) as of December 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	7	0	0
Total Assets in Other Accounts Managed	$6,362,436,223	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

B.        Potential Conflicts of Interest in Managing a Portfolio and Other Accounts

The following describes material conflicts of interest, which may potentially arise in connection with the management of a Portfolio's investments by a Portfolio Manager and that individual's simultaneous management of the investments of any other accounts listed in this SAI.  See "Other Accounts Managed by Portfolio Managers of the Portfolios" above.

SOCIAL SMALL CAP GROWTH

Bridgeway:
John Montgomery

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account.  Set forth below is a description of material conflicts of interest that may arise in connection with a portfolio manager who manages multiple funds and/or other accounts:

The management of multiple funds and/or other accounts may result in a portfolio manager devoting varying periods of time and attention to the management of each fund and/or other account.  As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The Subadvisor believes this problem may be significantly mitigated by its use of quantitative models, which drive stock picking decisions of its actively managed funds.

If a portfolio manager identifies an investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts.  Accordingly, the Subadvisor has developed guidelines to address the priority order in allocating investment opportunities.

At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds or other accounts for which he exercises investment responsibility, or may decide that certain of the funds or other accounts should take differing positions with respect to a particular security.  In these cases, the portfolio manager may place separate transactions for one or more funds or other accounts, which may affect the market price of the security or execution of the transaction, or both, to the detriment of one or more other funds or accounts.

With respect to securities transactions for Social Small Cap Growth, the Subadvisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction.  The Subadvisor may place separate, non-simultaneous, transactions for the Fund and another mutual fund or account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other mutual fund or account. The Subadvisor seeks to mitigate this problem through a random rotation of order in the allocation of executed trades.

With respect to securities transactions for the Fund, the Subadvisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction.  However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Subadvisor may be limited by the client with respect to the selection of brokers.  In these cases, the Subadvisor or its affiliates may place separate, non-simultaneous, transactions for the Fund and another mutual fund or account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other mutual fund or account.

The appearance of a conflict of interest may arise where the Subadvisor has an incentive, such as a performance based management fee or other differing fee structure, which relates to the management of one fund or other account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

The Subadvisor has adopted certain compliance policies and procedures that are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.

SOCIAL MID CAP GROWTH

New Amsterdam:
Michelle Clayman, CFA, and Nathaniel Paull, CFA

Whenever a Portfolio Manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts in the allocation of investment opportunities between accounts.  New Amsterdam has adopted policies and procedures designed to address these potential material conflicts and believes several factors limit the presence of conflicts between accounts managed by the portfolio management team.  The portfolio management team members are aware of and abide by New Amsterdam trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts.  Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist where similar accounts are traded in a common trading environment.  Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by the portfolio management team and New Amsterdam's Compliance Manager to ensure that any material divergence in expected performance is adequately explained by differences in the client's investment guidelines and timing of cash flows.

SOCIAL INTERNATIONAL EQUITY

Acadian:
Raymond F. Mui and Brian K. Wolahan

A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the subject Portfolio, which may have different investment guidelines and objectives.  In addition to the Portfolio, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts.  An investment opportunity may be suitable for a Portfolio as well as for any of the other managed accounts.  However, the investment may not be available in sufficient quantity for all of the accounts to participate fully.  In addition, there may be limited opportunity to sell an investment held by a Portfolio and the other accounts.  The other accounts may have similar investment objectives or strategies to those of the Portfolio, they may track the same benchmarks or indexes as the Portfolio tracks, and they may sell securities that are eligible to be held, sold or purchased by the Portfolio.  A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities.  A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Portfolio, which may cause the portfolio manager to effect trading in one account that may have an adverse affect on the value of the holdings within another account, including the subject Portfolio.

To address and manage these potential conflicts of interest, Acadian has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.  Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Chief Compliance Officer.

SOCIAL BALANCED

Calvert:
Steve Falci

When a Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities.  The portfolio management team members are aware of and abide by the Advisor's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts.  Performance dispersion among accounts employing similar investment strategy but with different fee structures is periodically examined by the Advisor to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

Fixed Income Investments

Calvert:
Gregory Habeeb

(See "Conflicts of Interest" above with respect to Steve Falci of Calvert regarding the Social Balanced Portfolio.)

Equity Investments

New Amsterdam:
Michelle Clayman, CFA, and Nathaniel Paull, CFA

Whenever a Portfolio Manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts in the allocation of investment opportunities between accounts.  New Amsterdam has adopted policies and procedures designed to address these potential material conflicts and believes several factors limit the presence of conflicts between accounts managed by the portfolio management team.  The portfolio management team members are aware of and abide by New Amsterdam trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts.  Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist where similar accounts are traded in a common trading environment.  Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by the portfolio management team and New Amsterdam's Compliance Manager to ensure that any material divergence in expected performance is adequately explained by differences in the client's investment guidelines and timing of cash flows.

SSgAFM:
Ric Thomas and John O'Connell

A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Portfolio. Potential conflicts may arise out of (a) the Portfolio Manager's execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager's accounts with the same strategy.

A potential conflict of interest may arise as a result of the Portfolio Manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the Portfolio Manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from those of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees -- the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the Portfolio Manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts.  For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.  Additionally, SSgA FM and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

SOCIAL EQUITY

Atlanta Capital:
Daniel W. Boone, III, CFA, Marilyn R. Irvin, CFA, William R. Hackney III, CFA and Richard B. England, CFA

It is possible that conflicts of interest may arise in connection with a Portfolio Manager's management of the Portfolio's investments, on the one hand and the investments of other accounts for which the Portfolio Manager is responsible, on the other.  For example, a Portfolio Manager may have conflicts of interest in allocating management time, resources and investment opportunities between the Portfolio and other accounts he or she advises.  In addition, due to differences in the investment strategies or restrictions between the Portfolio and the other accounts, a Portfolio Manager may take action with respect to another account that differs from the action taken with respect to the Portfolio.  Atlanta Capital has adopted brokerage allocation, trade practice and order aggregation policies and procedures to assist Portfolio Managers in their efforts to seek the fair allocation of investment opportunities among all client accounts.  Whenever conflicts of interest arise, the Portfolio Manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons.

Atlanta Capital accepts incentive fees where return expectations and the time period over which returns are measured are reasonable and agreeable to both parties. Performance based fees may create an incentive for Atlanta Capital to make investments that are riskier or more speculative than would be the case in absence of a performance-based fee or to favor performance-based fee accounts in the allocation of investment decisions, as Atlanta Capital's compensation may be larger than it otherwise would have been due to account performance.  Due to the potential conflict of interest associated with performance-based fee accounts, Atlanta Capital has adopted procedures to monitor performance dispersion for accounts with incentive fee arrangements as compared to similarly managed non-incentive accounts.  Additionally, the performance of accounts for which Atlanta Capital is paid a performance-based incentive fee is not considered separately or accorded disproportionate weighting in determining portfolio manager incentive compensation.

The officers and employees of Atlanta Capital and accounts in which affiliated persons have an investment interest may at times buy or sell and have positions in securities which may be those recommended for purchase or sale to investment advisory clients.  In addition, Atlanta Capital and its related persons may also give advice and take action in the performance of their duties to clients which may differ from, or be similar to the advice given, or the timing and nature of action taken, with respect to their own accounts.  Atlanta Capital may combine transaction orders placed on behalf of clients, including accounts in which affiliated persons of Atlanta Capital have an investment interest.  Atlanta Capital seeks to ensure that the firm and its employees do not personally benefit from the short-term market effects of recommendations to or actions for clients through personal securities policies and procedures under the firm's Code of Ethics.

Atlanta Capital compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team.  This evaluation may afford differing weights to specific funds, accounts or products based on a portfolio manager's contribution or responsibility to the team.  This weighting process is based on the overall size of a given fund or investment product and portfolio manager responsibility and/or contribution and may provide incentive for a portfolio manager to favor another account over the fund.  Atlanta Capital has established procedures to mitigate this conflict including review of performance dispersion across all firm managed accounts, policies to monitor trading and best execution for all managed accounts and funds and annual review of the compensation weighting process by senior management to ensure incentives are properly aligned for the benefit of all Atlanta Capital clients and accounts.

INCOME

Calvert:
Gregory Habeeb

(See "Conflicts of Interest" above with respect to Steve Falci of Calvert regarding the Social Balanced Portfolio.)

C.        Compensation of Portfolio Managers of the Portfolios

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from a Portfolio, the Advisor or Subadvisor (if any) of the Portfolio, or any other sources with respect to management of the Portfolio, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI.  See "Other Accounts Managed by Portfolio Managers of the Portfolios" above.

SOCIAL SMALL CAP GROWTH

Bridgeway:
John Montgomery

Compensation with Respect to Management of Social Small Cap Growth and Other Accounts as of March 9, 2007
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Bridgeway

A function of industry salary rates and individual performance as measured against yearly goals. These goals typically include measures for integrity, communications (internal and external), teamwork, leadership and investment performance of their respective funds.

Bonus	Bridgeway

The bonus portion of compensation also is a function of industry salary rates as well as the overall profitability of the Sub-Adviser relative to peer companies. The Sub-Adviser's profitability is primarily affected by a) assets under management, b) management fees, for which some actively managed mutual funds have performance based fees relative to stock market benchmarks, c) operating costs of the Sub-Adviser and d) because the Sub-Adviser is an S-corporation, the amount of distributions to be made by the Sub-Adviser to its shareholders at least sufficient to satisfy the payment of taxes due on the Sub-Adviser's income that is taxed to its shareholders under Subchapter S of the Internal Revenue Code.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	Bridgeway

All investment management team members participate in long-term incentive programs including a Simplified Employee Pension Individual Retirement Account (SEP IRA). Investment team members also participate in an Employee Stock Ownership Program and Phantom Stock Program.

SOCIAL MID CAP GROWTH

New Amsterdam:
Michelle Clayman, CFA

Compensation with Respect to Management of Social Mid Cap Growth and Other Accounts as of December 31, 2006
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	New Amsterdam Partners LLC	Partners of the firm, including Ms. Clayman, receive a guaranteed (fixed) payment.
Bonus	None	N/A
Deferred Compensation	New Amsterdam Partners LLC	A profit sharing plan is offered to all professionals upon meeting certain employment requirements, based on an actuarial analysis of compensation, length of service and age.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	New Amsterdam Partners LLC	Ms. Clayman is the managing partner of the firm and as such receives a percentage of the firm's profits proportional to her ownership percentage.

New Amsterdam:
Nathaniel Paull, CFA

Compensation with Respect to Management of Social Mid Cap Growth and Other Accounts as of December 31, 2006
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	New Amsterdam Partners LLC	Partners of the firm, including Mr. Paull, receive a guaranteed (fixed) payment.
Bonus	None	N/A
Deferred Compensation	New Amsterdam Partners LLC	A long-term profit sharing plan is offered to all professionals upon meeting certain employment requirements, based on an actuarial analysis of compensation, length of service and age.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	New Amsterdam Partners LLC	Mr. Paull is a partner of the firm and as such receives a percentage of the firm's profits proportional to his ownership percentage.

No part of either Portfolio Manager's compensation is based on the performance of specific accounts or clients.

SOCIAL INTERNATIONAL EQUITY

Acadian:
Raymond F. Mui

Compensation with Respect to Management of Social International Equity and Other Accounts as of December 31, 2006
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Acadian

Competitive in light of experience and responsibilities.  Acadian management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation.

Bonus	Acadian

Overall firm profitability, including the profitability of Acadian's parent company, Old Mutual Asset Managers LLC, determines the total amount of incentive compensation pool that is available, and compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors.  Rewarded based on the extent to which client objectives are met in terms of Acadian's performance and other goals as well as client's service expectations, teamwork, contribution of investment ideas, leadership and overall success of the firm and the investment products.  Not all of these factors will be applicable, and there is no particular weighting or formula for considering the factors.  Not compensated on the performance of specificportfolios but on firm performance as a whole.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

Acadian:
Brian K. Wolahan

Compensation with Respect to Management of Social International Equity and Other Accounts as of December 31, 2006
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Acadian

Competitive in light of experience and responsibilities.  Acadian management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation.

Bonus	Acadian

Overall firm profitability, including the profitability of Acadian's parent company, Old Mutual Asset Managers LLC, determines the total amount of incentive compensation pool that is available, and compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors.  Rewarded based on the extent to which client objectives are met in terms of Acadian's performance and other goals as well as client's service expectations, teamwork, contribution of investment ideas, leadership and overall success of the firm and the investment products.  Not all of these factors will be applicable, and there is no particular weighting or formula for considering the factors.  Not compensated on the performance of specificportfolios but on firm performance as a whole.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

SOCIAL BALANCED

Calvert:
Steve Falci

Compensation with Respect to Management of Social Balanced and Other Accounts as of December 31, 2006
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers / standards.
Bonus (cash)	Calvert	Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Group, Ltd., parent of the Advisor.
Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

Fixed Income Investments

Calvert:
Gregory Habeeb

Compensation with Respect to Management of Social Balanced and Other Accounts as of December 31, 2006
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers/standards.
Bonus (cash)	Calvert	Paid annually. Based on short-term and long-term performance of the Portfolios managed relative to the respective passive index shown in each Portfolio's prospectus.
Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

Equity Investments

New Amsterdam:
Michelle Clayman, CFA

Compensation with Respect to Management of Social Balanced and Other Accounts as of December 31, 2006
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	New Amsterdam Partners LLC	Partners of the firm, including Ms. Clayman, receive a guaranteed (fixed) payment.
Bonus	None	N/A
Deferred Compensation	New Amsterdam Partners LLC	A long-term profit sharing plan is offered to all professionals upon meeting certain employment requirements, based on an actuarial analysis of compensation, length of service and age.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	New Amsterdam Partners LLC	Ms. Clayman is the managing partner of the firm and as such receives a percentage of the firm's profits proportional to her ownership percentage.

New Amsterdam:
Nathaniel Paull, CFA

Compensation with Respect to Management of Social Balanced and Other Accounts as of December 31, 2006
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	New Amsterdam Partners LLC	Partners of the firm, including Mr. Paull, receive a guaranteed (fixed) payment.
Bonus	None	N/A
Deferred Compensation	New Amsterdam Partners LLC	A long-term profit sharing plan is offered to all professionals upon meeting certain employment requirements, based on an actuarial analysis of compensation, length of service and age.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	New Amsterdam Partners LLC	Mr. Paull is a partner of the firm and as such receives a percentage of the firm's profits proportional to his ownership percentage.

No part of either Portfolio Manager's compensation is based on the performance of specific accounts or clients.

SSgAFM:
Ric Thomas and John O'Connell

Compensation with Respect to Management of Social Balanced and Other Accounts as of December 31, 2006
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	SSgA FM

The compensation of SSgA FM's investment professionals is based on a number of factors. The first factor considered is external market. Through an extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e. equity).

Bonus	SSgA FM

In addition to the above, the second factor taken into consideration is the size of the pool available for this compensation.  SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool.  Once determined, this pool is then allocated to the various locations and departments of SSgA and SSgA FM. The determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group.  The pool is then allocated to individual employees based on their individual performance.  There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy.

Deferred Compensation	SSgA FM

1.  Deferred Equity determined by competitive market data.

2.  Component of Bonus -- firm wide incentive equity compensation pool; manager distributes based on overall performance of the group and individual.

Other Compensation or Benefits Not Generally Available to All Salaried Employees	N/A	N/A

SOCIAL EQUITY

Atlanta Capital:
Daniel W. Boone, III, CFA, Marilyn R. Irvin, CFA, William R. Hackney III, CFA and Richard B. England, CFA

Compensation with Respect to Management of Social Equity and Other Accounts as of December 31, 2006
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Atlanta Capital

Fixed, reviewed on an annual basis and evaluated based on industry survey data and other job responsibilities in the firm (such as heading an investment group, providing analytical support to other portfolios, or overall firm management). Atlanta Capital seeks to compensate Portfolio Managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry.

Bonus	Atlanta Capital

Variable and may fluctuate substantially from year to year, based on changes in manager performance and other factors as described herein.  Each Portfolio Manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team.  Performance is normally based on periods ending on the June 30th preceding fiscal year-end.  The primary measures of management team performance are one-year, three-year, and five-year total return investment performance against product-specific benchmarks and peer groups. Fund performance is evaluated primarily against a peer group of funds as determined by Lipper, Inc. and/or Morningstar, Inc.   For managers responsible for multiple funds and accounts or serving on multiple portfolio management teams, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among the managed funds and accounts.  Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Atlanta Capital and its parent company, Eaton Vance Corp.   The size of the overall incentive compensation pool is determined each year by Atlanta Capital's management team in consultation with Eaton Vance Corp. and depends primarily on Atlanta Capital's profitability for the year.

Deferred Compensation	Atlanta Capital / Eaton Vance Corp.

Variable and may fluctuate substantially from year to year, based on changes in manager performance and other factors as described herein. Consists primarily of annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corp.'s nonvoting common stock.

Other Compensation or Benefits Not Generally Available to All Salaried Employees	Atlanta Capital	All Portfolio Managers maintain ownership in Atlanta Capital through an LLC holding company. Firm profits are distributed to owners based on their individual ownership percentage.

This compensation structure reflects Atlanta Capital's total compensation process rather than compensation directly related only to a single account.

INCOME

Calvert:
Gregory Habeeb

Compensation with Respect to Management of Income and Other Accounts as of December 31, 2006
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers/standards.
Bonus (cash)	Calvert	Paid annually. Based on short-term and long-term performance of the Portfolios managed relative to the respective passive index shown in each Portfolio's prospectus.
Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

D.        Securities Ownership of Portfolio Managers of the Portfolios

With respect to each Portfolio Manager identified in the applicable Prospectuses, the following information sets forth the Portfolio Manager's beneficial ownership of securities as of December 31, 2006 in the Portfolio(s) managed by that individual (as of March 9, 2007 for Bridgeway).  The securities were valued as of December 31, 2006. (Specified ranges:none;$1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership

Social Small Cap Growth	Bridgeway	John Montgomery	None
Social Mid Cap Growth	New Amsterdam	Michelle Clayman, CFA Nathaniel Paull, CFA	None None

Social International Equity

	Acadian	Raymond F. Mui Brian K. Wolahan	None None
Social Balanced	Calvert	Steve Falci Gregory Habeeb	None None
	New Amsterdam	Michelle Clayman, CFA Nathaniel Paull, CFA	None None
	SSgA FM	Ric Thomas John O'Connell	None None
Social Equity	Atlanta Capital	Daniel W. Boone, III, CFA Marilyn R. Irvin, CFA William R. Hackney III, CFA Richard B. England, CFA	None None None None
Income	Calvert	Gregory Habeeb	$100,001 to $500,000

ADMINISTRATIVE SERVICES AGENT

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of the Portfolios' affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly (as a percentage of net assets) as follows:

Social Small Cap Growth	.25%
Social Mid Cap Growth	.25%
Social International Equity	.35%
Social Balanced	.275%
Social Equity	.20%
Income	.30%

The administrative services fee paid to CASC for the past three fiscal years was as follows:

	2004	2005	2006
Social Small Cap Growth	$43,853	$36,597	$30,250
Social Mid Cap Growth	$161,302	$162,108	$136,076
Social International Equity	$54,601	$63,929	$73,442
Social Balanced	$1,187,496	$1,297,566	$1,298,088
Social Equity	$16,869	$18,104	$18,465
Income	$89,761	$119,626	$167,331

TRANSFER AND SHAREHOLDER SERVICING AGENTS

Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Portfolio shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

For these services, BFDS receives a fee based on the number of shareholder accounts and shareholder transactions, while CSSI receives a fee based on the asset class (money market, fixed income and equities) and the resources necessary to support the various services each asset class requires..  CSSI may contract with subagents, at the Fund's expense, to provide recordkeeping and subaccounting services to the Portfolios.

The following chart shows the shareholder servicing fees paid to CSSI by the Portfolios for the past three fiscal years:

	2004	2005	2006
Social Small Cap Growth	$164	$892	$245
Social Mid Cap Growth	$7,542	$13,278	$10,285
Social International Equity	$1,760	$2,919	$3,638
Social Balanced	$55,998	$123,422	$123,661
Social Equity	$609	$96	$94
Income	$3,914	$9,514	$13,974

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

KPMG LLP has served as the independent registered public accounting firm for the Portfolios since 2002 for Social Small Cap Growth, Social Mid Cap Growth, Social International Equity and Social Balanced, and since 2003 for Social Equity and Income.  State Street Bank & Trust Company, N.A. serves as custodian of the Fund's investments. The custodian has no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Portfolios.

METHOD OF DISTRIBUTION

Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Fund. CDI is an affiliate of the Fund's Advisor. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Portfolios' shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

Payments to CDI as compensation for services performed and expenses assumed may be authorized by the Fund's Board of Directors from time to time in accordance with applicable law. No payments were authorized in the fiscal year ended December 31, 2006.

CDI is responsible for paying (i) all commissions or other fees to its associated persons which are due for the sale of the Portfolio shares, and (ii) any compensation to other broker-dealers and their associated persons due under the terms of any sales agreement between CDI and the broker-dealers. The Advisor, CDI and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Portfolios.  The Advisor, CDI and/or their affiliates have agreed to pay certain firms compensation based on sales of Portfolio shares or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Portfolio shares.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program.  This list may be changed from time to time.  As of March 31, 2007, the Advisor, CDI and/or their affiliates have special arrangements regarding one or more Calvert Funds (other than the CVS Calvert Portfolios) with the following firms: Ameriprise Financial Services, Merrill Lynch, Thrivent Financial for Lutherans, Ameritas Investment Corp., Washington Mutual, CUSO, Wells Fargo Investments, Marshall & Isley, SunGard Institutional Brokerage Inc., LPL Financial Services, Wachovia Securities, Citigroup Global Markets (Smith Barney), UBS Financial Services, Morgan Stanley, Charles Schwab & Co., Inc., National Financial Services, LLC and Fidelity Brokerage Services, LLC.  Where payments are being made to a broker/dealer to encourage sales of Portfolio shares, the broker/dealer has an incentive to recommend Portfolio shares to its customers.  Neither the Advisor nor any Subadvisor uses Portfolio brokerage to compensate broker/dealers for the sale of Portfolio shares.

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Portfolios' Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Directors.

Broker-dealers who execute portfolio transactions on behalf of the Portfolios are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor/Subadvisor obligation to seek best execution. The Portfolios have adopted a policy that prohibits the Advisor from using Portfolio brokerage to compensate broker/dealers for promotion or sale of Portfolio shares.

For the last three fiscal years, total brokerage commissions paid were as follows:

	2004	2005	2006
Social Small Cap Growth	$57,346	$56,464	$33,797
Social Mid Cap Growth	$181,104	$199,223	$44,011
Social International Equity	$18,772	$18,151	$29,175
Social Balanced	$316,326	$190,410	$197,191
Social Equity	$5,983	$7,785	$8,155
Income	$257	$363	$1,564

Social Small Cap Growth experienced a decrease in brokerage commissions due largely to a lower average commission rate.  Social Mid Cap Growth experienced a decrease in brokerage commissions because the investment process of the new Subadvisor (effective in 2005) generated lower transaction volume. Social International Equity experienced an increase in brokerage commissions because the investment process of the new Subadvisor (effective in 2006) generated higher transaction volume. In 2006, Income experienced an increase in brokerage commissions due to more active trading in U.S. Treasury futures.

For the last three fiscal years, Social Small Cap Growth paid brokerage commissions to Raymond James, an affiliated person and the controlling parent company of Renaissance Investment Management, that Portfolio's former Subadvisor, as follows:

	2004	2005	2006
Social Small Cap Growth	$4,585	$1,450	$0

The Fund's Advisor and Subadvisors select brokers on the basis of best execution.  In some cases they select brokers that provide research and research-related services to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisors of the Portfolios. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis. The Advisor may also provide selling concessions and/or discounts in fixed-price offerings for research services.

If, in the judgment of the Advisor or Subadvisors, the Portfolios or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert funds and managed accounts.

For the fiscal year ended December 31, 2006, the Advisor and/or Subadvisors allocated brokerage commissions for soft dollar research services in the following amounts:

		Related
	Amount of Transactions	Commissions
Social Small Cap Growth	$177,529,229	$215,900
Social Mid Cap Growth	$53,688,980	$49,679
Social Balanced (Equity Portion)	$314,144,467	$195,106
Social Equity	$6,117,821	$7,141

For the same period the Advisor and/or Subadvisors received no soft-dollar credits for new issue fixed income designations.

The portfolio turnover rates for the last two fiscal years were as follows:

	2005	2006
Social Small Cap Growth	196%	152%
Social Mid Cap Growth	142%	38%
Social International Equity	62%	137%
Social Balanced	172%	132%
Social Equity	34%	42%
Income	454%	280%

Social Mid Cap Growth had a lower turnover rate because the investment process of the new Subadvisor (effective in 2005) utilized a lower turnover strategy.  Social International Equity had a higher turnover rate because the investment process of the new Subadvisor (effective in 2005) utilized a higher turnover strategy. The lower turnover rate for Social Balanced and Income in the last fiscal year resulted from fewer trading opportunities and lower market volatility.

PORTFOLIO HOLDINGS DISCLOSURE

The Portfolios have adopted a Portfolio Holdings Disclosure Policy ("Disclosure Policy") that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding a Portfolio's portfolio holdings.

Publicly Available Portfolio Holdings

Information regarding a Portfolio's portfolio holdings is publicly available: (1) at the time such information is filed with the Commission in a publicly available filing; or (2) the day next following the day when such information is posted on the www.calvert.com website. This information may be a Portfolio's complete portfolio holdings, such as those disclosed in its semi-annual or annual reports and filed with the Commission on Form N-CSR, or a partial listing, such as an equity fund's top ten portfolio holdings disclosed in the fund's monthly profiles and posted on the Calvert website approximately 15 days after month-end. From time to time, a Portfolio may disclose on www.calvert.com whether it holds a particular security, in response to media inquiries. A Portfolio's publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

The Portfolios' Disclosure Policy, as described generally below, allows the disclosure of a Portfolio's non-public portfolio holdings for the Portfolio's legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients.  Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Subject to approval from the Legal Department of Calvert Group, Ltd., a representative from the Administrator may provide a Portfolio's non-public portfolio holdings to a recognized rating and ranking organization, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

A service provider or other third party that receives information about a Portfolio's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Portfolio (e.g., a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Portfolio and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

A Portfolio's partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Portfolios and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Group, Ltd. (or his designee) ("Authorized Individual");(2) the Authorized Individual determines that the Portfolio has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual should give consideration to the recipient's need for the relevant holdings information, whether the disclosure will benefit the Portfolio, or, at a minimum, not harm the Portfolio, and what conflicts may result from such disclosures.

Under the Disclosure Policy, neither a Portfolio, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Portfolio's non-public portfolio holdings. The Disclosure Policy is subject to periodic review by the Fund's Board of Directors.  The Fund's Board of Directors shall also receive periodic reports on those entities to whom such disclosure has been made.

Ongoing Arrangements

The following is a list of those entities to whom information about the Portfolios' portfolio securities is made available and the frequency (following a 15 day lag), including the identity of the persons who receive information pursuant to such arrangements. In all such cases, disclosure is made subject to a confidentiality agreement, which includes provisions preventing use of the information to trade.

Name of Entity	Information Provided	Frequency Provided
Acacia Mutual Life Insurance Co.	Performance	Quarterly
ACS, Inc.	Performance, Top Holdings, Portfolio Composition, Sector Weightings	Quarterly
Aegon USA	Performance, Asset Allocation, Characteristics, Top Holdings	Monthly
American United Life Insurance Company	Sector Breakdown; Asset Allocation, Holdings Breakdown, Countries Breakdown	Quarterly
Ameritas Direct/Ameritas Variable Life Insurance Company	Performance, Commentary	Monthly
Bidart & Ross	Performance, Top Holdings	Quarterly
Diversified Investment Advisors	Performance, Asset Allocation, Characteristics, Top Holdings	Quarterly
Farmers Insurance	Performance, Characteristics	Monthly
Hartford Life Insurance	Performance, Asset Allocation, Characteristics, Top Holdings; Quarterly Commentary	Monthly
IDS Life Insurance/IDS Life of New York	Performance, Asset Allocation, Characteristics, Top Holdings	Monthly
ING Insurance Company of America	Top Holdings, Portfolio Composition, Sector Weightings	Quarterly
Massachusetts Mutual Life Insurance	Performance, Asset Allocation, Characteristics, Top Holdings	Monthly
Metropolitan Life Insurance	Top Holdings, Top Sectors, Asset Allocation, Bond Quality	Quarterly
Midland National Life Insurance Company	Performance, Asset Allocation, Characteristics, Top Holdings	Monthly
Mutual of America	Performance, Asset Allocation, Characteristics, Top Holdings	Monthly
Nationwide	Performance, Equity Characteristics	Monthly
New York Life Insurance & Annuity	Performance, Asset Allocation, Characteristics, Top Holdings	Monthly
Ohio National Life Insurance	Top Holdings, Portfolio Composition, Sector Weightings	Quarterly
Protective Life	Performance, Characteristics	Monthly
TFLIC Life Insurance	Performance, Asset Allocation, Characteristics, Top Holdings	Monthly

PERSONAL SECURITIES TRANSACTIONS

The Fund, its Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Fund's investment personnel to invest in securities that may be purchased or held by the Portfolios. The Code of Ethics contains certain conditions such as pre-clearance and restrictions on use of material information.

PROXY VOTING DISCLOSURE

Please refer to Appendix A of this SAI for the Proxy Voting Guidelines of the Calvert Funds. This document includes the policies and procedures that the Fund uses in determining how to vote proxies relating to Portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Portfolio shareholders, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF DIRECTORS

Any shareholder who wishes to send a communication to the Board of Directors of the Fund should send the communication to the attention of the Fund's Secretary at the following address:

Calvert Funds
Attn: [Name of Fund] Secretary
4550 Montgomery Avenue
Bethesda, Maryland 20814

All communications should state the specific Calvert fund to which the communication relates.  After reviewing the communication, the Fund's Secretary will forward the communication to the Board of Directors.

In their function as a nominating committee, the disinterested Directors will consider any candidates for vacancies on the Board from any shareholder of a Portfolio who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Portfolio.  Shareholders of a Portfolio who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda, MD 20814.  The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a disinterested Director. A shareholder wishing to recommend to the disinterested Directors of the Fund a candidate for election as a Director may request the Fund's Policy for the Consideration of Director Nominees by contacting the Fund's Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Director or to a Committee of the Fund's Board of Directors, then the communication should be specifically addressed to such individual Director or Committee and sent in care of the Fund's Secretary at the address above.  Communications to individual Directors or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Director or to the Committee, as applicable.

GENERAL INFORMATION

The Fund is an open-end management investment company, incorporated in Maryland on September 27, 1982 and has 14 portfolios. Social Small Cap Growth, Social International Equity, and Social Equity are diversified. Social Mid Cap Growth, Social Balanced, and Income are non-diversified. The remaining portfolios are offered through a different prospectus and statement of additional information.

The Fund issues separate shares for each Portfolio. Shares of each of the Portfolios have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations. No Portfolio has preference over another Portfolio. The Insurance Companies and a Portfolio's shareholders will vote Portfolio shares allocated to registered separate accounts in accordance with instructions received from policyholders. Under certain circumstances, which are described in the accompanying prospectus of the variable life or annuity policy, the voting instructions received from variable life or annuity policyholders may be disregarded.

All shares of common stock have equal voting rights (regardless of the net asset value per share) except that only shares of the respective Portfolio are entitled to vote on matters concerning only that Portfolio. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Fund may not be binding on a Portfolio whose shareholders have not approved that matter. Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective Portfolio and, upon liquidation or dissolution, in net assets of such Portfolio remaining after satisfaction of outstanding liabilities. The shares of each Portfolio, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights. Holders of shares of any Portfolio are entitled to redeem their shares as set forth above under "Purchase and Redemption of Shares." The shares do not have cumulative voting rights, and the holders of more than 50% of the shares of the Fund voting for the election of Directors can elect all of the Directors of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any Directors.

The Fund's Board of Directors has adopted a "proportionate voting" policy, meaning that Insurance Companies will vote all of a Portfolio's shares, including shares the Insurance Companies hold, in return for providing the Portfolio with its capital and in payment of charges made against the variable annuity or variable life separate accounts, in proportion to the votes received from contractholders or policyowners.

The Fund is not required to hold annual policyholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a policyholder, you receive one vote for each share you own.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 1, 2007, the following entities beneficially owned more than 25% of the voting securities of the listed Portfolios:

Portfolio Name	% of Ownership
Name and Address

Social Small Cap Growth
Ameritas Life Insurance Corp.	45.77%
Account X
Lincoln, NE

Social Mid Cap Growth
Metropolitan Life Insurance Co.	27.38%
Indianapolis, IN

Social International Equity
Ameritas Life Insurance Corp.	49.88%
Account X
Lincoln, NE

Social Equity
Ameritas Life Insurance Corp.	59.10%
Lincoln, NE

Income
Ameritas Life Insurance Corp.	77.58%
Account X
Lincoln, NE

Ameritas Life Insurance Corporation is domiciled in Nebraska, and is an affiliate of the Fund's advisor and principal underwriter. Ameritas Life Insurance Corporation is a subsidiary of Ameritas Holding Company, a subsidiary of UNIFI Mutual Holding Company.

Metropolitan Life Insurance Co. was formed under the laws of New York and is a subsidiary of MetLife, Inc.

As of April 1, 2007, to the Fund's knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the Portfolios as shown:

Portfolio Name	% of Ownership
Name and Address

Social Small Cap Growth
Ameritas Life Insurance Corp.	45.77%
Account X
Lincoln, NE

Peoples Benefit Life Insurance Co.	12.03%
Separate Account V
c/o Aegon USA
Cedar Rapids, IA

Ameritas Life Insurance Corp.	11.82%
Account Y
Lincoln, NE

Protective Variable Annuity	10.70%
Protective Life Insurance Company
Birmingham, AL

Ameritas Variable	5.63%
Lincoln, NE

Social Mid Cap Growth
Metropolitan Life Insurance Co.	27.38%
Mutual Fund Processing
Iselin, NJ

American United Life Insurance Co.	19.75%
c/o Group Retirement Annuity, Separate Account II
Indianapolis, IN

American United Life Insurance Co.	16.39%
c/o AUL American Unit Trust
Indianapolis, IN

Peoples Benefit Life Insurance Co.	11.73%
Separate Account V
c/o Aegon USA
Cedar Rapids, IA

Ameritas Life Insurance Corp.	10.69%
Lincoln, NE

Social International Equity
Ameritas Life Insurance Corp.	49.88%
Account X
Lincoln, NE

Peoples Benefit Life Insurance Co.	24.97%
Separate Account V
c/o Aegon USA
Cedar Rapids, IA

Ameritas Life Insurance Corp.	9.00%
Account Y
Lincoln, NE

Ameritas Variable	5.45%
Account X
Lincoln, NE

Ameritas Life Insurance Corp.	5.31%
Account Z
Lincoln, NE

Social Balanced
Mutual of America TVIF Fund	18.10%
S/A #2
New York, NY

ING Life Insurance and Annuity Co.	16.91%
Hartford, CT

Metropolitan Life Insurance Co.	13.91%
Securities Accounting & Admin
Iselin, NJ

NYLIAC on behalf of NYLIAC Variable Annuity	12.78%
Separate Account -I
Parsippany, NJ

IDS Life Insurance	5.70%
Minneapolis, MN

Keynote Series Account	5.42%
c/o Investors Bank & Trust Co.
Boston, MA

Social Equity
Ameritas Life Insurance Corp.	59.1%
Account X
Lincoln, NE

The Ohio National Life Insurance Company	21.89%
FBO Its Separate Accounts
Cincinnati, OH

Ameritas Life Insurance Corp.	7.30%
Account Y
Lincoln, NE

Income
Ameritas Life Insurance Corp.	77.58%
Account X
Lincoln, NE

Ameritas Life Insurance Corp.	12.36%
Account Y
Lincoln, NE

Ameritas Life Insurance Corp.	10.04%
Account Z
Lincoln, NE

FUND SERVICE PROVIDERS

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICES
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania  19103

CUSTODIAN
State Street Bank & Trust Company, N.A.
225 Franklin Street
Boston, Massachusetts 02110

APPENDIX A

GLOBAL PROXY VOTING GUIDELINES
FOR
CALVERT FAMILY OF FUNDS

Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance   and overall corporate social responsibility.  The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners.  The socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment).  In our view, companies that combine good governance and corporate social responsibility are better positioned for long-term success.

These Proxy Voting Guidelines ("the Guidelines") reflect Calvert's view that our fiduciary obligations to our shareholders include an obligation to vote their proxies in a manner consistent with (1) good corporate governance, and (2) corporate social responsibility.  The attributes of well-governed, socially responsible companies that these proxy-voting guidelines seek to promote are:

Long-Term Value.   Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders.  Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term.  A focus on long-term value creation also increases the relevance of companies' environmental management, treatment of workers and communities, and other social variables.  Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term.   Calvert's proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

Accountability.  Corporate management must be accountable to many interests, including investors, stakeholders, and regulators.  Management of a company must be accountable to the board of directors; the board must be accountable to the company's shareowners; and the board and management together must be accountable to the stakeholders.  Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers.  Certain other governance structures are well suited to manage this accountability:  independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners.  Calvert's proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

Sustainability.  Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time.  Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation.  For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices.  Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses.  Calvert's proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance.   Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders.  In our view, Good Governance + Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines ("the Guidelines").   The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies.  There also may be instances when the Advisor, Calvert Asset Management Company, votes the Funds' shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds' shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds' investment objectives and social goals.  To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section III below.

When support for or opposition to a proxy proposal as described below is qualified with the term, "ordinarily," this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.

When support for or opposition to a proxy proposal is qualified by the expression, "on a case by case basis," this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.

When we use the term, "shareholder," we are referring to Calvert's mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines.  When we use the term, "shareowner," we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors' concerns and  rules governing inclusion of specific items in corporate proxies change.  Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Proxy Voting Guidelines to be both general enough and sufficiently flexible to adapt to such changes.  Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert's proxy voting record is available on the Funds' web site, www.calvert.com, and will, after August 31, 2004, also be available on the Securities and Exchange Commission's website at www.sec.gov.

I.     CORPORATE GOVERNANCE

               A.      Board and Governance Issues

Board of Directors

The board of directors ("the board") is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company's relationships with other stakeholders.  While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests.  Thus, in our view, a board's fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence.  Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation's shareowners and other stakeholders.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director's objectivity and fiduciary responsibility to shareowners.  In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company's financial performance, but not so great as to constitute a controlling or significant interest.

A significant difference between governance structures among different countries involves board structure. There are some countries-- for example, Germany, Austria, and the Netherlands--that use a two-tiered board structure. Companies in these countries have supervisory boards and management boards. Supervisory boards are made up of non-executives and management boards are comprised of executives.

Because the board's ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it can sometimes be beneficial for the Chair of the board be an independent director.

Another critical component of good governance is diversity.  Well-governed companies benefit from a wide diversity of perspective and background on their boards.  To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture and geography.  Calvert's goal in addressing board diversity is to assure that boards of directors fairly represent the concerns of both shareholders and stakeholders.  Stakeholders include employees, communities, vendors, and customers, and as such, include people of color and racial minorities who have historically faced discrimination or denial of opportunities solely on account of their race.  Even well governed corporations may risk perpetuating this historic injustice if boards of directors are not inclusive and diverse.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards.  For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director.  Ordinarily, this means that directors should not sit on more than two other boards of publicly traded companies, unless personal circumstances allow sufficient time to devote to corporate governance on several boards.  Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of it various committees, and the performance of individual board members in governing the corporation.

               The Fund advisor will oppose slates of directors without at least a majority of independent directors.

               The Fund advisor will oppose slates of directors that result in a board that does not include both women and people of color and may oppose slates of directors that include women and people of color should the advisor conclude that the presence of women and people of color on the board constitutes mere token representation.

                The Fund advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

               The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

               The Fund advisor will examine on a case-by-case basis proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the
               Chair to be an independent director.

               The Fund advisor may oppose slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.

               The Fund advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

               The Fund advisor will support proposals calling for a systematic and transparent board election and nominating regime.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.    A classified board structure may also tend to depress stock price if viewed as an anti-takeover measure.

               The Fund advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

Increase Authorized Common Stock

Companies may choose to increase their authorization of common stock for a variety of reasons.  In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear.  Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

               The Fund advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

               The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock.  If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

               The Fund advisor will ordinarily oppose the creation of blank check preferred stock.  In addition, the Fund advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

               The Fund advisor will ordinarily oppose supermajority vote requirements.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

               The Fund advisor will ordinarily oppose proposals to limit or eliminate the right of shareowners to act by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights.  In general, we support the right of a majority of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid.  Restrictions on the right of a majority of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

               The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings, as such restrictions limit the right of shareowners to participate in governance.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.  In addition, many companies are seeking to add indemnification of directors to corporate bylaws.

               The Fund advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated.  Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters.  In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens.  In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights.

               The Fund advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

               The Fund advisor will ordinarily oppose proposals to reincorporate outside the U.S. if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares.  However, like many tools, cumulative voting can be misused.   In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

               The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends.  Creation of multiple classes of stock limits the right of some shareowners -- often a majority of shareowners -- to exercise influence over the governance of the corporation.   This in turn diffuses directors' incentives to exercise appropriate oversight and control over management.

               The Fund advisor will ordinarily oppose proposals to create dual classes of stock.  However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely.  Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds.  However, continuity is also important and there is no empirical support for the proposition that limitations on director tenure improve governance.  It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

               Accordingly, the Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners.  Yet there are ways that such requirements may also undermine good governance:  limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation.  In the latter case, unless there are mandatory holding requirements, or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners.  Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

               The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

               The Fund advisor will oppose excessive awards of stock or stock options to directors.

Selection of Auditor and Audit Committee Chair

Annual election of the outside auditors is standard practice.  While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners.   A report released by the Blue Ribbon Commission on Improving the Effectiveness of Corporate Audit Committees, in conjunction with the NYSE and the National Association of Securities Dealers, concluded that audit committees must improve their current level of oversight of independent accountants.  Given recent examples of accounting irregularities that audit panels and auditors failed to detect, in Calvert's view shareowner ratification of independent auditors is an essential step toward restoring investor confidence.

Many of the accounting irregularities in recent years stem from two causes: conflicts of interest, often arising when certain non-audit fees are far more lucrative to the audit firms than the contracts for independent corporate audits; and misstatement of earnings (e.g., use of one-time charges, off-balance-sheet entities or utilizing unrealistic projections of portfolio returns as a justifications for underfunding company pension plans and overstating earnings).  A number of countries now call for disclosure of payments for non-audit services. Others have established limits on the percentage of non-audit income that auditors can earn from one client. Some regulations go so far as to ban non-audit work for auditors.

                The Fund advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed audit fees, or in any other case where the advisor determines that the independence of the auditor may be compromised.

               The Fund Advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries including Spain, Italy and Japan, companies routinely appoint internal statutory auditors.

                The Fund advisor will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

                The Fund advisor will ordinarily support proposals that call for the annual election of auditors by shareholders.

                The Fund advisor will ordinarily oppose proposals seeking ratification of the audit committee chair if the audit committee recommends an auditor whose non-audit consulting services exceed audit fees, or in any other case where the advisor determines that the independence of the auditor may be compromised.

                The Fund advisor will otherwise vote on a case-by-case basis proposals seeking ratification of the audit committee chair, and may oppose ratification when the advisor believes the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort its earnings from ongoing operations.

Transparency and Disclosure

International corporate governance is changing rapidly and there has been a wave of development of governance codes around the world in response to crises such as the Asian financial crash in the late 1990s and the U.S. accounting scandal.  In fact there are approximately forty different codes in the EU member countries alone.  However, the common thread throughout all of these codes  is that shareowners want their companies to be transparent.

               The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.

               The Fund advisor will ordinarily support proposals that call for an annual financial audit by external and independent auditors.

               The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

               The Fund advisor will ordinarily support proposals calling for disclosure of corporate governance codes and structures.

               The Fund advisor will ordinarily support proposals that call for disclosure of related party transactions.

               The Fund advisor will ordinarily support proposals that call for disclosure of the board nominating process.

Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

                The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or bylaws, and may support such proposals if they are deemed consistent with shareholders' best interests and the principles of sound governance and overall corporate social responsibility underlying these Guidelines.

Expensing of Stock Options

The treatment of stock options in corporate financial reporting has been a subject of much debate in recent years.  The majority of companies that make extensive use of stock options--particularly when used as a key component of executive compensation--take no charge on their financial statements for issuance of such options.  Yet with the rapid growth of executive stock options as a major source of executive compensation, there have been renewed calls for revision of current accounting standards that allow companies to choose between recording fair value or intrinsic value of those options.  It is likely that companies will be required to expense stock options sometime in the near future. Until that time, it remains Calvert's view that the expensing of stock options gives shareholders valuable additional information about companies' financial performance, and should therefore be encouraged.

                The Fund advisor will ordinarily support proposals requesting that companies expense stock options.

B.            Executive and Employee Compensation

In 1980, CEO compensation was 42 times greater than the average worker; by 2000, CEOs were paid 600 times more than their average employees.  According to the AFL-CIO, if the rate of growth of executive compensation were to continue, the average CEO's salary would equal that of about 150,000 American factory workers in the year 2050.  "The size of CEO compensation is simply out of hand."  Business Week, 04/22/02.

The problem is not limited to CEOs.  Excessive executive compensation has become a widespread problem throughout American industry.  In too many situations, corporate executives are essentially insured against downside risk while enjoying a disproportionate share of upside gain.  The significant increase in the use of stock options for executive compensation that began in the 1990s also created strong incentives for executives to use their insider knowledge for short-term personal gain, and to increase the value of their options by, in many cases, concealment or selective disclosure of material information.

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation.  Prosperity should be shared broadly within a company, as should the downside risk of share ownership.

Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on major stock option and other incentive plans.  Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors.  Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Management Compensation

               The Fund advisor will ordinarily support proposals requesting companies to disclose the compensation--including salaries, option awards, bonuses, and restricted stock grants--of top management and the Board of Directors.

Compensation for CEO, Executive, Board and Management

               The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e. during times of financial strains or underperformance).

Formation and Independence of Compensation Review Committee

               The Fund advisor will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

Stock Options for Board and Executives

During the 1990s, the use of stock options in executive compensation soared.  While the stock market was gaining, few investors complained.  Yet after the fall of the market, executive compensation, and the use of option-based compensation in particular, continued to increase at levels that seemed disconnected from the change in companies' financial fortunes.  Many investors began to question whether stock option grants to senior executives were serving their intended function: of aligning the interests of company management with those of shareowners.

Boards are beginning to scrutinize executive compensation more carefully, but there are still many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value.   Many boards continue to approve option re-pricing packages that allow executives to avoid downside risk and exercise options at favorable prices, further weakening the alignment between management interests and shareowner interests.  Re-pricing can, in some cases, serve to strengthen the alignment; for example, when options are offered broadly to middle managers and employees as well as top executives, or when re-pricing reduces potential dilution.

               The Fund advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value, or, for companies with small market capitalization, 15 percent of share value.  Option grants that exceed these thresholds will be examined and voted on a case-by-case basis to evaluate whether there are valid business reasons for the grants.

               The Fund advisor will ordinarily oppose proposals to approve stock option plans that contain provisions for automatic re-pricing, unless such plans contain provisions to limit unrestricted resale of shares purchased with re-priced options.

               The Fund advisor will examine and vote on a case-by-case basis proposals for re-pricing of underwater options.

               The Fund advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

               The Fund advisor will ordinarily support proposals requiring that all option plans and option re-pricing must be submitted for shareholder approval.

               The Fund advisor will ordinarily oppose proposals to approve stock option plans with "evergreen" features, reserving a specified percentage of stock for award each year with no termination date.

               The Fund advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

Employee Stock Ownership Plan (ESOPs)

               The Fund advisor will support proposals to approve ESOPs created to promote active employee ownership (e.g., those that pass through voting
               rights on all matters to a trustee or fiduciary who is independent from company management).    The Fund advisor will oppose any ESOP
               whose primary purpose is to prevent a corporate takeover.

Pay Equity

               The Fund advisor will support proposals requesting that management provide a pay equity report.

Ratio Between CEO and Worker Pay

               The Fund advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.

               The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum ratio between CEO and employee compensation and/or a cap on CEO compensation.

Executive Compensation Tie to Non-Financial Performance

               The Fund advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other social issues.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors.  There is no reason why management should be allowed to nominate directors while shareowners -- whom directors are supposed to represent -- are deprived of the same right.    At the same time, we recognize the countervailing argument that shareowners should not interfere with the ordinary business prerogatives of management.  On balance, however, we support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

               The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Golden Parachutes

Golden parachutes are compensation agreements that provide for severance payments to top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts.  While Calvert recognizes the merits of this argument, golden parachutes often impede takeover attempts that we believe shareowners have the right and the responsibility to consider.

               The Fund advisor will support proposals providing shareowners the right to ratify adoption of golden parachute agreements.

               The Fund advisor will examine and vote s on a case-by-case basis golden parachute contracts, based upon an evaluation of the particular golden parachute itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

               The Fund adviser will oppose the election of directors who vote to approve golden parachutes that are not ratified by shareowners.

C.            Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners.  Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

               The Fund advisor will support proposals that consider non-financial impacts of mergers.

               The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company's social and environmental performance.

               The Fund advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses, or that merge a non-nuclear and a nuclear utility, or that pose other potential financial, social, or environmental risks or liabilities.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

               The Fund advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.

               The Fund advisor will ordinarily oppose poison pills or shareowner rights plans unless management is able to present a convincing case for a particular plan that does not significantly compromise shareowner rights or interests, or environmental and social performance.

Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider's shares.  This usually means that the bidder's shares are purchased at a price higher than market price, discriminating against other shareowner.

               The Fund advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers.  In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out.   Hostile takeovers come in many forms.  Some offer advantages to shareowners by replacing current management with more effective management.  Others do not.  Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition.  In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

                The Fund advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

  II.            CORPORATE SOCIAL RESPONSIBILITY

                A.              Sustainability Reporting

The global economy of the 21st century must find ways to fashion a new model of wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models.  In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and organizational strategy.  Corporations are being asked to play a larger role in addressing economic, environmental and social issues, and are subject to rising expectations.  As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines.  There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting protocols.

               The Fund Advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

               The Fund advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

                   B.           Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company's overall environmental footprint.

               The Fund Advisor will ordinarily support proposals to reduce negative environmental impacts and a company's overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

               The Fund advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from their operations, and the impact of environmental liabilities on shareowner value.

                The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling efforts, to increase recycling efforts, or to adopt a formal recycling policy.

CERES Principles and Sustainability Reporting

The Coalition for Environmentally Responsible Economies (CERES), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct.  The CERES Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment.  Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the CERES Principles; or 2) produce a report addressing management's response to each of the points raised in the CERES Principles.

               The Fund advisor will support proposals requesting that a company become a signatory to the CERES Principles.

Climate Change/Global Warming

The current worldwide scientific consensus, according to the Intergovernmental Panel on Climate Change (IPCC), is that the earth's temperature is warming; that most of the warming observed over the last 50 years is likely the result of human activities that emit greenhouse gases into the atmosphere, particularly carbon dioxide (CO2); and that the earth's temperature will rise between 2.5 and 10.5 degrees Fahrenheit over the next century unless there is a dramatic (60 to 80 percent) reduction in CO2 emissions.  Failure to address this developing ecological catastrophe will likely mean rising sea levels, melting polar ice caps, coastal erosion, increasingly dramatic storms, floods and other natural disasters, as well as accelerating species losses and habitat extinctions.

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming--including oil and mining companies, utilities, and automobile manufacturers.  Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as well, as shareowners recognize that companies can take cost-effective--and often cost-saving--steps to reduce energy use that contributes to climate change.  Initiatives have included proposals requesting companies to disclose information about their impact on climate change, to set targets for reduction in greenhouse gas emissions, to increase energy efficiency, and to substitute some forms of renewable energy resources for fossil fuels.

               The Fund advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups.  For example, companies will sometimes locate environmentally damaging operations in poor communities, or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

               The Fund advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

               The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

               C.             Workplace Issues

Labor Relations

Companies' treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate.  Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people.  Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to organize and bargain collectively.

               The Fund advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

               The Fund advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

               The Fund advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the U.S.  While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced overtime, use of child labor and other "sweatshop" practices.  Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance.  At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

               The Fund advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the ILO's core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights.  This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender.  Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission).  Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay and lesbian employees.

               The Fund advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.

               The Fund advisor will support proposals asking companies to report on their progress in meeting the recommendations of the
               Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

               The Fund advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation.

               The Fund advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs.  Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing.  The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed.  Programs aimed at assisting displaced workers are helpful both to those displaced and to the company's ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

               The Fund advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.            Product Safety and Impact

Many companies' products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks.  Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them.  Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act.  For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

The Fund advisor will review on a case-by-case basis proposals requesting that companies report on the impacts of their products on society, and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

The Fund advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Animal Welfare

Shareowner resolutions are sometimes filed with firms who engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

               The Fund advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

               The Fund advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

               The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

               The Fund advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.

               The Fund advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry. .

E.            International Operations and Human Rights

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective.  Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas.  Such activity is not always exploitative, but it can be.  In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny.  The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within them.  For example, shareowners have in the past asked companies to commit themselves to uphold the South African Council of Churches Code of Conduct for corporations doing business in South Africa; or to report on or comply with the MacBride Principles aimed at eliminating religious discrimination in Northern Ireland.  In other cases, resolutions have requested that companies report on operations, or cease operations, in particular nations with repressive regimes or a history of human rights and labor abuses, such as Tibet, China, Indonesia, Nigeria, or Burma.  In some cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

               The Fund advisor will ordinarily support proposals requesting that companies develop human rights codes of conduct and periodic reporting on operations in countries with repressive regimes.

               The Fund advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

               The Fund advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

Unauthorized Images

Some domestic corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry.  For instance, some companies use Native American symbols and imagery to advertise and market commercial products, including sports franchises.   Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

               The Fund advisor will support proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

Bank Lending in Developing Countries

Shareowner resolutions are sometimes filed calling on banks and other international lending institutions to adopt lending policies that provide social, economic and environmental benefits to developing nations.  In some cases, developing nations are not in a position to repay these loans, owing to economic or fiscal crises.  As creditors, the banks have often insisted on belt-tightening and other restructuring measures that can result in high inflation, rising unemployment and social instability.  Some advocates have argued for the forgiveness of such loans in order to promote social and economic gains for millions of citizens in developing nations.  Forgiveness, however, may also result in unacceptable loss to lending institutions and their shareowners.  Proposals calling for debt forgiveness to developing countries may have some merit, if there is a reasonable prospect that, with forgiveness, the countries can rebuild economic security and fiscal control, and such forgiveness would not greatly impair the finances of the lending institutions.

               The Fund advisor will examine and vote on acase-by-case basis proposals calling on banks to forgive loans made to developing countries.

Mexican Maquiladora Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in maquiladora plants located in Mexico near the U.S. border, or companies that have moved operations to countries in the Caribbean or Central America under U.S. government-sponsored programs to promote trade and economic development in the hemisphere. Companies have located in this region to take advantage of lower labor costs and fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of the environmental integrity of communities.

               The Fund advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in operations in maquiladoras or other Latin American or Caribbean operations.

               The Fund advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in maquiladora or other offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world.  In the U.S., many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs.  In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected.  Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected.  Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

               The Fund advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

               The Fund advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

F.            Indigenous Peoples' Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened.  Efforts to extract or develop natural resources in areas populated by indigenous peoples often threaten their lives and cultures, as well as their natural environments.

               The Fund advisor will support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

G.            Weapons Contracting

Weapons/Military Conversion

Shareowner resolutions will sometimes be filed with companies with significant military contracts, asking them to report on future plans to diversify or convert to the production of civilian goods and services.

               The Fund advisor will ordinarily support proposals calling for reports on the scale and character of military sales or conversion of military production or technology to civilian purposes.

H.            Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society.  The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc.  Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of Equal Credit Opportunity Act standards by non-financial corporations to their financial subsidiaries.

               The Fund advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile.  The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets.  Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

               The Fund advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Sub-prime lenders charge notably high interest rates on consumer, life insurance, and home mortgage loans.  These lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged.  This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates.  Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

               The Fund advisor will support proposals calling on companies to address and eliminate predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions.  At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs.  Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

               The Fund advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

I.             Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities.  Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners.  Moreover, corporate lobbying activities and political contributions may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

               The Fund advisor will ordinarily support resolutions asking companies to disclose political contributions made either directly or through political action committees.

               The Fund advisor will ordinarily support resolutions asking companies to disclose the magnitude and character of public policy lobbying activities.

               The Fund advisor will ordinarily support resolutions requesting that companies discontinue lobbying or political contributions that are inconsistent with shareholder or other stakeholder interests, including efforts to weaken policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Proxy Voting Guidelines.

J.             Other Issues

All social issues that are not covered in these guidelines are delegated to the Fund's advisor to vote in accordance with the Fund's specific social criteria.  In addition to actions taken pursuant to the fund's Conflict of Interest Policy, Calvert Social Research Department ("CSRD") will report to the Boards on issues not covered by these guidelines as they arise.

III.          CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the proxy voting guidelines detailed above in Sections I and II, above.

Thus, generally, adherence to the Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund's investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000.
Revised September 2002.
Revised June 2003.
Revised August 2004.
Approved December 2004.

APPENDIX B

CORPORATE BOND AND COMMERCIAL PAPER RATINGS  (source:  Standard & Poor's)

Bonds

AAA:	An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA:	An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A:	An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB:

An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:

  These obligations are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB:

An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor's inability to meet its financial commitment on the obligation.

B:

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations.  Adverse business, financial, and/or economic conditions may impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC:

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation.  Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:	An obligation rated CC is currently highly vulnerable to nonpayment.
C: An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or where similar action has been taken but payment on the obligation is being continued.

D:     An obligation rated D is in payment default.  The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.  The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Notes

SP-1:       These issues are considered as having  a strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2:        These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3:        These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1:        This rating indicates a strong degree of safety regarding timely payment.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2:       This rating indicates a satisfactory degree of safety regarding timely payment.

A-3:       This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

Long-Term Obligation Ratings (source: Moody's Investors Service)

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest

.

Note:  Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings  (source: Moody's Investors Service)

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1:      Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:      Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:      Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:      Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.


Calvert Variable Series, Inc.

Ameritas Income & Growth Portfolio
Ameritas Small Capitalization Portfolio
Ameritas MidCap Growth Portfolio
Ameritas MidCap Value Portfolio
Ameritas Small Company Equity Portfolio
Ameritas Core Strategies Portfolio
Ameritas Index 500 Portfolio
Ameritas Money Market Portfolio

Statement of Additional Information
April 30, 2007

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the Prospectuses of the Ameritas Portfolios of Calvert Variable Series, Inc. (the "Fund") dated April 30, 2007.  The Fund's audited financial statements, included in its most recent Annual Report to Shareholders, are expressly incorporated by reference and made a part of this SAI.  Each prospectus and the most recent shareholder report may be obtained free of charge by calling 800-368-2748, writing the Fund at 4550 Montgomery Avenue, Bethesda, Maryland 20814, or visiting our website at www.calvert.com.

TABLE OF CONTENTS

Supplemental Information on Investment Policies and Risks	2
Investment Restrictions	9
Purchase and Redemption of Shares	17
Net Asset Value	17
Dividends, Distributions, and Taxes	17
Calculation of Yield and Total Return	18
Directors and Officers	19
Investment Advisor and Subadvisors	23
Portfolio Manager Disclosure	25
Administrative Services Agent	40
Transfer and Shareholder Servicing Agents	40
Independent Registered Public Accounting Firm and Custodians	41
Method of Distribution	41
Portfolio Transactions	41
Portfolio Holdings Disclosure	43
Personal Securities Transactions	44
Proxy Voting Disclosure	44
Process for Delivering Shareholder Communications to the Board of Directors	44
General Information	45
Control Persons and Principal Holders of Securities	46
Fund Service Providers	49
Appendix A -- Proxy Voting Guidelines
Appendix B -- Credit Rating Descriptions

SUPPLEMENTAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The Ameritas Portfolios of the Fund offer investors the opportunity to invest in several professionally managed securities portfolios which offer the opportunity for growth of capital or current income. The Ameritas Portfolios offer investors a choice of eight separate portfolios: Income & Growth, Small Capitalization, MidCap Growth, MidCap Value, Small Company Equity, Core Strategies, Index 500, and Money Market Portfolios (the "Portfolios").  The following supplemental discussion of investment policies and risks applies to each of the Portfolios, unless otherwise noted.

Foreign Securities (Not applicable to the Money Market Portfolio)

Investments in foreign securities may present risks not typically involved in domestic investments. A Portfolio may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depositary Receipts and Global Depositary Receipts. ADRs are United States ("U.S.") dollar-denominated and traded in the U.S. on exchanges or over the counter, and can be either sponsored or unsponsored.  The company sponsoring the ADR is subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials.  With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Less information is normally available on unsponsored ADRs. By investing in ADRs rather than directly in foreign issuers' stock, these Funds may possibly avoid some currency and some liquidity risks. However, the value of the foreign securities underlying the ADR may still be impacted by currency fluctuations.  The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.

Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when a Portfolio changes investments from one country to another or converts foreign securities holdings into U.S. dollars.

U.S. Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by U.S. investors.

Investing in emerging markets in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. A Portfolio defines an emerging market as any country (other than the U.S. or Canada) that is not included in the MSCI EAFE Index. Investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse, and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Many of these countries are grappling with severe inflation or recession, high levels of national debt, and currency exchange problems. Governments in many emerging market countries participate to a significant degree in their economies and securities markets.  Investments in countries or regions that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, by severe cyclical climactic conditions, lack of significant history in operating under a market-oriented economy or by political instability.  Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.

Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Portfolios may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Portfolios as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Portfolios will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A Portfolio may enter into forward foreign currency contracts for two reasons. First, the Portfolio may desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Portfolio may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Second, when the Advisor or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Portfolio may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Portfolios do not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

Foreign Money Market Instruments

The Money Market Portfolio may invest without limitation in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. It is an operating (i.e., nonfundamental) policy of the Money Market Portfolio that it may invest only in foreign money market instruments if they are of comparable quality to the obligations of domestic banks. Although these instruments are not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "Foreign Securities" above.

Small Cap Issuers

The securities of small cap issuers may be less actively traded than the securities of large-cap issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies.

Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of insider ownership.

Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Companies may have limited product lines, markets, or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies, or the market averages in general.

The small-cap issuers in which the Small Capitalization and the Small Company Equity Portfolios invest may include some micro-cap securities. The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Micro-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Therefore, these Portfolios may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

  Mid Cap Issuers

The securities of mid-cap issuers often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies.  Investing in mid-cap issuers generally involves greater risk than investing in larger, established issuers.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Temporary Defensive Positions

For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Portfolios may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements. The Portfolios investments in temporary defensive positions are generally not FDIC insured, even though a bank may be the issuer.

Repurchase Agreements

Repurchase agreements are arrangements under which a Portfolio buys a security and the seller simultaneously agrees to repurchase the security at a specified time and price. A Portfolio may engage in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Portfolio would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. A Portfolio will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor. In addition, a Portfolio will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Portfolio pursuant to the agreement, the Portfolio will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Portfolio may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

Under a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Portfolio invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Portfolios intend to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Portfolio invests the proceeds is expected to exceed the amount the Portfolio will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Portfolios do not intend to borrow for leverage purposes. A Portfolio will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Portfolio will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

The use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Portfolio may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Portfolio under the agreements, the Portfolio may have been better off had it not entered into the agreement. However, the Portfolio will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Directors. In addition, the Portfolio bears the risk that the market value of the securities sold by the Portfolio may decline below the agreed-upon repurchase price, in which case the dealer may request the Portfolio to post additional collateral.

U.S. Government-Sponsored Obligations

Fannie Mae and Freddie Mac.The Portfolios may invest in debt and mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), commonly known as Fannie Maes and Freddie Macs, respectively. Unlike Government National Mortgage Association ("GNMA") certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA's guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC's guarantee is backed by reserves set aside to protect holders against losses due to default.

U.S. Government-Backed Obligations

The Portfolios may invest in debt and mortgage-backed securities issued by GNMA, commonly known as Ginnie Maes and other U.S. Government-backed obligations.

GinnieMaes. Ginnie Maes are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.

U.S. Treasury Obligations. Direct obligations of the United States Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years), and U.S. Treasury bonds (generally having maturities greater than ten years).

Other U.S. Government Obligations. The Portfolios may invest in other obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality may not be backed by the full faith and credit of the United States.)

Non-Investment Grade Debt Securities

Non-investment grade debt securities are lower quality debt securities. These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B for a description of the ratings.)  The Fund considers a security to be investment grade if it has received an investment grade from at least one nationally recognized statistical rating organization ("NRSRO"), or is an unrated security of comparable quality. Non-investment grade securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category.

The quality limitation set forth in the Portfolios' investment policy is determined immediately after a Portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Portfolio's investment policy. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Exchange-Traded Funds ("ETFs")

ETFs are shares of other investment companies that can be traded on an exchange but whose underlying assets are stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing net asset values, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day's next calculated net asset value.  Although there can be no guarantee that an ETF's intra-day price changes will accurately track the price changes of the related index, ETFs benefit from an in-kind redemption mechanism that is designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a tax event for the ETF or its ongoing shareholders.

The Portfolios may purchase shares of other investment companies for the limited purpose of hedging each Portfolio's cash position. For example, an ETF may be purchased if the Portfolio has excess cash and it may be held until the Advisor and/or Subadvisor decides to make other permissible investments.  Similarly, if the Portfolio should receive a large redemption request, the Portfolio could sell some or all of an ETF position to lessen the exposure to the market.

Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including (i) market risk (the risk of fluctuating stock prices in general), (ii) asset class risk (the risk of fluctuating prices of the stocks represented in the ETF's index), (iii) tracking error risk (the risk of errors in matching the ETF's underlying assets to the index), (iv) industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks) and (v) the risk that since an ETF is not actively managed it cannot sell poorly performing stocks as long as they are represented in the index. Other ETF risks include the risk that ETFs may trade at a discount from their net asset value and the risk that the ETFs may not be liquid.  In addition, because ETFs operate as open-end investment companies, closed-end investment companies or unit investment trusts, they incur fees that are separate from the fees incurred directly by the Portfolio. Therefore, the Portfolio's purchase of an ETF results in the layering of expenses, such that shareholders of the Portfolio indirectly bear a proportionate share of any operating expenses of the ETF.

Derivatives

A Portfolio can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Portfolios can use these practices either as substitution or as protection against an adverse move in the Portfolio to adjust the risk and return characteristics of the Portfolio. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts

The Index 500, MidCap Value, and Core Strategies Portfolios may purchase put and call options and engage in the writing of covered call options and secured put options on securities, and employ a variety of other investment techniques. Specifically, these Portfolios may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.

These Portfolios will engage in such transactions only for hedging purposes. They may not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

These Portfolios will not engage in such options or futures transactions unless they receive appropriate regulatory approvals permitting them to engage in such transactions. These Portfolios may write "covered options" (as discussed below) on securities in standard contracts traded on national securities exchanges. These Portfolios will write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

Put and Call Options. These Portfolios may purchase put and call options, in standard contracts traded on national securities exchanges, on securities of issuers which meet the Portfolios' criteria. These Portfolios will purchase such options only to hedge against changes in the value of securities the Portfolios hold and not for the purposes of speculation or leverage. In buying a put, a Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

These Portfolios may purchase call options on securities that they may intend to purchase and that meet the Portfolios' criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. These Portfolios may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. For call options, this means that so long as a Portfolio is obligated as the writer of a call option, that Portfolio will own the underlying security subject to the option and, in the case of put options, that Portfolio will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

When a Portfolio writes a covered call option, the Portfolio gives the purchaser the right to purchase the security at the exercise price at any time during the life of the option. As the writer of the option, the Portfolio receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the exercise price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Portfolio and thus reduce declines in the net asset value per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Portfolio to forego future appreciation of the securities covered by the option.

When a Portfolio writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the market price of the security, less the premium received.

These Portfolios may purchase securities by exercising a call option solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios. The Portfolio's turnover rate may increase through the exercise of a call option that it has written; this will generally occur if the market value of the underlying security increases and the portfolio has not entered into a closing purchase transaction.

Risks Related to Options Transactions. The Portfolios can close out their respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although these Portfolios intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Portfolios from closing an options position, which could impair the Portfolios' ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Portfolio may be required to hold the securities underlying the option until the option expires or is exercised.

Futures Transactions. These Portfolios may purchase and sell futures contracts ("futures contracts") but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Portfolios. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.

These Portfolios may only invest in futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract may not necessarily meet the Portfolios' criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

Futures contracts have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Portfolios are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Portfolios may invest in futures contracts under specified conditions without registering with the CFTC. Among these conditions are requirements that each Portfolio invest in futures only for hedging purposes. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts.These Portfolios may purchase and write put or call options and sell call options on futures contracts in which a Portfolio could otherwise invest and which are traded on a U.S. exchange or board of trade. The Portfolios may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy or sell a call option to close a position where the Portfolio has already sold or bought, respectively, a corresponding call option.

The Portfolios may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Portfolios' criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract, in the case of a call option, and to sell a futures contract, in the case of a put option, in each case at a specified exercise price at any time during the period of the option. The Portfolios will pay a premium to purchase an option. In connection with the writing of an option that does not close out an existing position, the Portfolios will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts.The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. These Portfolios may purchase put options and sell put options on futures contracts that are already owned by that Portfolio. The Portfolios will only engage in the purchase of put options and write covered put options on market index futures for hedging purposes.

Call Options on Futures Contracts.The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. These Portfolios may only buy call options to close an existing position where the Portfolio has already sold a corresponding call option, or for a cash hedge. The Portfolios will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

Writing Call Options on Futures Contracts.The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's securities holdings.

Risks of Options and Futures Contracts.If one of these Portfolios has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, the Portfolio may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Portfolio has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Portfolio may decline. If this were to occur, the Portfolio might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities. However, although this might occur for a brief period or to a slight degree, the value of a diversified portfolio will tend to move in the direction of the market generally.

The Portfolios can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Portfolios intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Portfolios from closing a futures position, which could require a Portfolio to make daily cash payments with respect to its position in the event of adverse price movements.

Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Portfolios' ability to close out their options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Portfolios seek to close their positions. There can be no assurance that such a market will develop or exist. Therefore, the Portfolios might be required to exercise the options to realize any profit.

Foreign Currency Transactions

Forward Foreign Currency Exchange Contracts.A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

A Portfolio will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Advisor believes that it is important to have the flexibility to enter into such forward contract when it determines that to do so is in a Portfolio's best interests.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on or before a specified date. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option holder may close its position any time prior to expiration of the option period. A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. Purchasing a foreign currency option can protect a Portfolio against adverse movement in the value of a foreign currency.

Foreign Currency Futures Transactions.A Portfolio may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

Lending Portfolio Securities

The Portfolios may lend their portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Portfolios must be able to terminate such loans upon notice at any time. A Portfolio will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

The advantage of such loans is that the Portfolio continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Portfolio's investment objective, policies and restrictions.

Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, a Portfolio will make loans of its portfolio securities only to those firms the Advisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Portfolio. The Portfolio will recognize any gain or loss in the market value of the securities during the loan period. The Portfolio may pay reasonable custodial fees in connection with the loan.

When-Issued and Delayed Delivery Securities

From time to time, in the ordinary course of business, each Portfolio may purchase securities on a when-issued or delayed delivery basis -- that is, delivery and payment can take place a month or more after the date of the transactions. The securities purchased in this manner are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Portfolio makes a commitment to purchase securities on a when-issued or delayed delivery basis, the price is fixed and the Portfolio will record the transaction and thereafter reflect the value, each day, of the security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price.

The Portfolio will enter commitments for when-issued or delayed delivery securities only when it intends to acquire the securities. Accordingly, when a Portfolio purchases a when-issued security, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account with the Portfolio's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the when-issued purchase, thereby ensuring the transaction is unleveraged.

Money Market Default Insurance

The Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds.  U.S. government securities held by the Portfolio are excluded from this coverage.  Coverage under the policy is subject to certain conditions and may not be renewable upon expiration.  The policy will expire in September 2006, unless it is renewed.  While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

INVESTMENT RESTRICTIONS

Reference to the "1940 Act" means the Investment Company Act of 1940, as amended.

Income & Growth, Small Capitalization and MidCap Growth Portfolios

The Portfolios have adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the affected Portfolio. The Portfolios may not:

Purchase the securities of any issuer, other than U.S. Government securities, if as a result more than 5% of the value of a Portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this limitation.

Purchase more than 10% of the voting securities of any one issuer or more than 10% of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

Sell securities short or purchase securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

Borrow money, except that the Portfolio may borrow for temporary or emergency (but not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10% of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements and mortgage-backed rolls, the Portfolio will maintain asset coverage of not less than 300% with respect to all borrowings.

Pledge, hypothecate, mortgage or otherwise encumber more than 10% of the value of the Portfolio's total assets. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

Underwrite the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

Make loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.  For purposes of this investment restriction, the Portfolios consider a "loan" to be a "loan of money."

Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

Purchase any securities that would cause more than 25% of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

Invest in commodities.

Invest more than 10% of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal and contractual restrictions on resale may be purchased if they are determined to be liquid, and such purchases would not be subject to the limit stated above.

Issue senior securities.

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. The Portfolios may not:

Under normal circumstances, invest less than 80% of its net assets in the common stock of small-cap companies (Small Capitalization Portfolio only).

Under normal circumstances, invest less than 80% of its net assets in the common stock of mid-cap companies (MidCap Growth Portfolio only).

Purchase or sell real estate, except that the Portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

Write or sell puts, calls, straddles, spreads or combinations thereof.

Invest in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that invest in or sponsor those programs.

Purchase any security if as a result the Portfolio would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in U.S. Government securities.

Make investments for the purpose of exercising control or management.

Invest in warrants, except that the Portfolio may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed 5% of the value of the Portfolio's net assets, of which not more than 2% of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

Purchase or retain the securities of any issuer if, to the knowledge of the Fund, any of the officers, directors or trustees of the Fund, Advisor or Subadvisor individually owns more than 5% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities.

Except in the case of the 300% limitation set forth in Fundamental Investment Restriction No. 4, and as may be otherwise stated, the percentage limitations contained in the foregoing restrictions and in the Portfolio's other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Portfolio's assets will not constitute a violation of the restriction.  With respect to Nonfundamental Investment Restrictions Nos. 1 and 2, the affected Portfolio will provide shareholders with at least 60 days' notice before changing its 80% policy.

MidCap Value Portfolio

The Portfolio has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. The Portfolio may not:

Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer.

Invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry, except that this restriction does not apply to investments in U.S. government obligations;

Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Portfolio's assets at the time of borrowing. [Related Non-Fundamental Investment Restriction: The Portfolio will not purchase additional securities when its borrowings, less receivables from portfolio securities sold, exceed 5% of the value of the Portfolio's total assets].

Issue any senior security except in connection with permitted borrowings.

Underwrite the distribution of securities of other issuers; however the Portfolio may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Portfolio could be regarded as an underwriter as defined by that act with respect to such resale.

Make loans, but this restriction shall not prevent the Portfolio from (a) investing in debt obligations, (b) investing in repurchase agreements, or (c) lending its portfolio securities. [Related Non-Fundamental Investment Restriction: The Portfolio will not lend securities having a value in excess of 33% of its assets, including collateral received for loaned securities (valued at the time of any loan).] For purposes of this investment restriction, the Portfolio considers a "loan" to be a "loan of money."

Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate.

Purchase and sell commodities or commodity contracts, except that it may enter into forward foreign currency contracts.

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. The Portfolio may not:

Make margin purchases or participate in a joint or on a joint or several basis in any trading account in securities.

Invest more than 15% of its net assets (valued at the time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

Invest more than 2% of its net assets (valued at the time of investment) in warrants not listed on the New York or American stock exchanges, valued at cost, nor more than 5% of its net assets in all warrants, provided that warrants acquired in units or attached to other securities shall be deemed to be without value for purposes of this restriction.

Invest more than 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers (other than securities represented by American Depositary Receipts).

Make short sales of securities unless the Portfolio owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, or anticipated to be convertible or exchangeable, into at least an equal amount of such securities with no restriction other than the payment of additional consideration.

Purchase or write a call option or a put option if the aggregate premium paid for all call and put options then held exceed 20% of its net assets (less the amount by which any such positions are in-the-money).

Invest in futures or options on futures, except that it may invest in forward foreign currency contracts.

The Portfolio will maintain a five percent (5%) cap on the maximum exposure in any one securities holding.

For any security purchased under Nonfundamental Restriction No. 8, such security shall be allowed to appreciate to a maximum of ten percent (10%) exposure.

Under normal circumstances, invest less than 80% of its net assets in the common stock of mid-cap companies.

Small Company Equity Portfolio

The Portfolio has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. The Portfolio may not:

Borrow money in excess of 33% of the value (taken at the lower of cost or current value) of the Portfolio's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks for temporary, extraordinary or emergency purposes, except that the Portfolio may borrow through reverse repurchase agreements or dollar rolls up to 33% of the value of the Portfolio's total assets.  Such borrowings (other than borrowings relating to reverse repurchase agreements and dollar rolls) will be repaid before any investments are purchased.

Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

Purchase or sell real estate (including real estate limited partnerships), although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, securities which represent interests in real estate and securities which are secured by interests in real estate, and the Portfolio may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as holder of debt obligations secured by real estate or interests therein or for use as office space for the Portfolio.

Make loans, except by purchase of debt obligations (including non-publicly traded debt obligations), by entering into repurchase agreements or through the lending of the Portfolio's portfolio securities. Loans of portfolio securities may be made with respect to up to 100% of the Portfolio's assets.  For purposes of this investment restriction, the Portfolio considers a "loan" to be a "loan of money."

Issue any senior security (as that term is defined in the 1940 Act), if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. (The Portfolio has no intention of issuing senior securities except as set forth in Fundamental Investment Restriction No. 1).

Invest 25% or more of the value of its total assets in securities of issuers in any one industry. (Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities are not considered to represent industries.)

Purchase or sell commodities or commodity contracts.

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. The Portfolio may not:

Under normal circumstances, invest less than 80% of its net assets in small-company stock.

Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, excluding restricted securities that have been determined by the Directors of the Fund (or the person designated by them to make such determination) to be readily marketable, and (c) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

With respect to Nonfundamental Investment Restriction No. 1, the Portfolio will provide shareholders with at least 60 days' notice before changing its 80% policy.

Core Strategies Portfolio

The Portfolio has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. The Portfolio may not:

With respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

Issue senior securities, except as permitted under the 1940 Act.

Borrow money, except for temporary or emergency purposes or except in connection with reverse repurchase agreements; in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).  Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwrite any issue of securities (except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.  For purposes of this investment restriction, the Portfolio considers a "loan" to be a "loan of money."

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. The Portfolio may not:

The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

The Portfolio may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party.  The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

The Portfolio does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under the limitation in the preceding paragraph would exceed the Portfolio's limitations on investments in illiquid securities.

The Portfolio does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies.  Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

The Portfolio does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

The Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Portfolio's net assets.  Included in that amount, but not to exceed 2% of the Portfolio's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock exchange.  Warrants acquired by the Portfolio in units or attached to securities are not subject to these restrictions.

The Portfolio does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

The Portfolio does not currently intend to purchase the securities of any issuer if those officers and Directors of the Fund and those officers and directors of the Advisor or Subadvisor who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

Index 500 Portfolio

The Portfolio has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. The Portfolio may not:

With respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

Issue senior securities, except in connection with the insurance program established by the Portfolio pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the 1940 Act.

Borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwrite securities issued by others, except to the extent that The Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.  For purposes of this investment restriction, the Portfolio considers a "loan" to be a "loan of money."

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Advisor, the Subadvisor or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of Fundamental Investment Restriction No. 3). The Portfolio will not borrow from other funds advised by Advisor, Subadvisor or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the Portfolio's total assets.

The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

The Portfolio does not currently intend to lend assets other than securities to other parties, except by: (a) lending up to 5% of its net assets to a registered investment company or portfolio for which the Advisor, the Subadvisor or an affiliate serves as investment advisor or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

The Portfolio does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases; except to the extent incorporated within the S&P 500.

With respect to Nonfundamental Investment Restriction No. 4, if through a change in values, net assets, or other circumstances, the Portfolio was in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

With respect to the Portfolio's limitations on futures and options transactions, see the section entitled "Options and Futures Contracts".

Money Market Portfolio

The Portfolio has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. The Portfolio may not:

Purchase the securities of any issuer if, as a result, the Portfolio would not comply with any applicable diversification requirements for a money market fund under the 1940 Act and the rules thereunder, as such may be amended from time to time.

Issue senior securities.

Borrow money, except that the Portfolio may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Portfolio will invest more than 25% of its total assets in the financial services industry.

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.  For purposes of this investment restriction, the Portfolio considers a "loan" to be a "loan of money."

Invest in companies for the purpose of exercising control or management.

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

The Portfolio does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

The Portfolio does not currently intend to sell securities short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.  Short sales will be "covered" with an equivalent amount of high quality, liquid securities. Transactions in futures contracts and options are not deemed to constitute selling securities short.

The Portfolio does not currently intend to purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Advisor, the Subadvisor or an affiliate serves as investment advisor or (b) by engaging in reverse repurchase agreements with any party. The Portfolio will not borrow from other funds advised by the Advisor, the Subadvisor or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 33 1/3% of the Portfolio's total assets.

The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

The Portfolio does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

The Portfolio does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the Portfolio's net assets) to a registered investment company or portfolio for which the Advisor, the Subadvisor or an affiliate serves as investment advisor. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

The Portfolio does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

With respect to Nonfundamental Investment Restriction No. 1, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to Nonfundamental Investment Restriction No. 5, if through a change in values, net assets, or other circumstances, the Portfolio was in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Under current law a diversified investment company, with respect to 75% of its assets, can invest no more than 5% of its assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.  Under the interpretation of the SEC staff, "concentrate" means to invest 25% or more in the securities of issuers primarily engaged in any one industry.  Under current law, a Portfolio may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Portfolio may underwrite securities to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in selling a Portfolio security.

PURCHASE AND REDEMPTION OF SHARES

The Portfolios have no arrangement with any person to permit frequent purchases and redemptions of Portfolio shares.

See the prospectus for additional details on purchases and redemptions.

NET ASSET VALUE

The net asset value of the shares of each Portfolio of the Fund is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of shares of the Portfolio outstanding. Expenses are accrued daily, including the investment advisory fee. The Money Market Portfolio attempts to maintain a constant net asset value of $1.00 per share. The net asset values of the Income & Growth, Growth, Small Capitalization, MidCap Growth, Index 500, MidCap Value, Small Company Equity, and Core Strategies Portfolios fluctuate based on the respective market value of the Portfolio's investments. The net asset value per share of each of the Portfolios is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time).  The Portfolios do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each Portfolio's net asset value per share is determined by dividing that Portfolio's total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding.

In calculating net asset value, a Portfolio (other than the Money Market Portfolio) follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date.  This practice is known as "trade date plus one" or "T + 1 accounting".  Thus, changes in holdings of portfolio securities are reflected in the first calculation of net asset value on the first business day following trade date, as permitted by applicable law.  Security transactions for money market instruments are recorded on trade date.

The Money Market Portfolio's assets, including securities subject to repurchase agreements, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Each Portfolio intends to continue to qualify as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").  If for any reason a Portfolio should fail to qualify, it would be taxed as a corporation at the Portfolio level, rather than passing through its income and gains to shareholders.

Any distributions of a Portfolio's net investment income or realized net capital gains are normally paid once a year (distributions of net investment income are paid by the Money Market Portfolio monthly). However, the Portfolios do not intend to make any distributions from realized net capital gains unless available capital loss carryovers, if any, have been used or have expired. Capital loss carryforwards as of December 31, 2006 were as follows:

Income & Growth	$18,079,239
Small Capitalization	$34,732,251
MidCap Growth	$0
MidCap Value	$0
Small Company Equity	$0
Core Strategies	$13,177,584
Index 500	$24,553,196
Money Market	$0

Since the shareholders of the Portfolios are Insurance Companies, this SAI does not contain a discussion of the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of annuity or life insurance policies, see the prospectus for the policies.

CALCULATION OF YIELD AND TOTAL RETURN

Yield (Money Market):

From time to time the Money Market Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Portfolio refers to the actual income generated by an investment in the Portfolio over a particular base period of time. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. The Money Market Portfolio's "effective yield" for a seven-day period is its annualized compounded yield during the period, calculated according to the following formula:

Effective yield = [(base period return) + 1]365/7 - 1

The "effective yield" is calculated like yield, but assumes reinvestment of earned income. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.  For the seven-day period ended December 31, 2006, Money Market's yield was 5.02% and its effective yield was 5.15%.

The yield of the Money Market Portfolio will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating the Portfolio's performance in meeting its investment objective.

Total Return and Other Quotations:

The Portfolios may each advertise "total return." Total return differs from yield in that yield figures measure only the income component of a Portfolio's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period.  Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

Total return is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10-year periods at the end of such periods (or portions thereof if applicable).  Total return is historical in nature and is not intended to indicate future performance.

Information on the annual returns and the long-term performance for each Portfolio is provided in the Portfolio's Prospectus.

Total return, like yield and net asset value per share, fluctuates in response to changes in market conditions. Neither total return nor yield for any particular time period should be considered an indication of future return.

DIRECTORS AND OFFICERS

The Board of Directors supervises each Portfolio's activities and reviews its contracts with companies that provide it with services.  Business information is provided below about the Directors.  "Disinterested" Directors refers to those Directors who are not interested persons as that term is defined in the 1940 Act and the rules thereunder.

				(Not Applicable to Officers)
	Position	Position		# of Calvert
Name &	with	Start	Principal Occupation	Portfolios	Other
Age	Fund	Date	During Last 5 Years	Overseen	Directorships
Disinterested Directors
FRANK H. BLATZ, JR., Esq. AGE: 71	Director	1982	Of counsel to firm of Schiller & Pittenger, P.C. Mr. Blatz was an attorney in private practice in Fanwood, NJ from 1999 to 2004.	26	None.
ALICE GRESHAM AGE: 56	Director	1999	Dean and Professor at Howard University School of Law. She was formerly Deputy Director of the Association of American Law Schools.	14	Council on Legal Education Opportunity North Country School
M. CHARITO KRUVANT AGE: 61	Director	1999	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	26	Acacia Federal Savings Bank Summit Foundation The Community Foundation for the National Capital Region
CYNTHIA MILLIGAN AGE: 61	Director	1999	Dean, College of Business Administration, University of Nebraska, Lincoln. Formerly, she was the President and Chief Executive Officer for CMA, a consulting firm for financial institutions.	14	Wells Fargo Company Gallup, Inc. W.K. Kellogg Foundation Raven Industries Omaha Branch of Kansas City Federal Reserve Bank
ARTHUR J. PUGH AGE: 69	Director	1982	Retired executive.	26	Acacia Federal Savings Bank
Interested Directors
BARBARA J. KRUMSIEK* AGE: 54	Director & Chair-person	1997	President, Chief Executive Officer and Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	40	Calvert Foundation
WILLIAM LESTER* AGE: 49	Director & President	2004	President, CEO and Treasurer of Ameritas Investment Advisors, Inc.	14	None.
Officers
KAREN BECKER Age: 54	Chief Compliance Officer	2005

Chief Compliance Officer for the Calvert Funds and Senior Vice President of Calvert Group, Ltd.  Prior to 2005, Ms. Becker was Senior Vice President of Calvert Group, Ltd. and Head of Calvert Client Services.

SUSAN WALKER BENDER, Esq. AGE: 48	Assistant Vice President & Assistant Secretary	1988	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
THOMAS DAILEY AGE: 42	Vice President	2004	Vice President of Calvert Asset Management Company, Inc.
IVY WAFFORD DUKE, Esq. AGE: 38	Assistant Vice President & Assistant Secretary	1996	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd., and since 2004, Chief Compliance Officer for Calvert Asset Management Company, investment advisor to the Portfolios.
STEVEN A. FALCI AGE: 47	Vice President	2003	Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2003, Mr. Falci was SVP and Senior Portfolio Manager at Principal Mellon Equity Associates.
TRACI L. GOLDT AGE: 33	Assistant Secretary	2004	Executive Assistant to General Counsel, Calvert Group, Ltd.
GREGORY B. HABEEB AGE: 57	Vice President	2004	Senior Vice President of Calvert Asset Management Company, Inc.
DANIEL K. HAYES AGE: 56	Vice President	1996	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA AGE: 42	Assistant Treasurer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
LANCELOT A. KING, Esq. AGE: 36	Assistant Vice President & Assistant Secretary	2002

Assistant Vice President, Assistant Secretary, and Associate General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2002, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo.

EDITH LILLIE AGE: 50	Assistant Secretary	2007	Assistant Secretary and Regulatory Matters Manager of Calvert Group, Ltd.
AUGUSTO DIVO MACEDO, Esq. AGE: 44	Assistant Vice President & Assistant Secretary	2007

Assistant Vice President, Assistant Secretary, and Associate Counsel Compliance of Calvert Group, Ltd.  Prior to joining Calvert in 2005, Mr. Macedo served as 2nd Vice President at Acacia Life Insurance Company and The Advisors Group.

JANE B. MAXWELL, Esq. AGE: 54	Assistant Vice President & Assistant Secretary	2005	Assistant Vice President, Assistant Secretary and Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2004, Ms. Maxwell was an associate with Sullivan & Worcester LLP.
ANDREW K. NIEBLER, Esq. AGE: 39	Assistant Vice President & Assistant Secretary	2006

Assistant Vice President, Assistant Secretary and Assistant General Counsel of Calvert Group, Ltd.  Prior to joining Calvert in 2006, Mr. Niebler was an associate with Cleary, Gottlieb, Steen & Hamilton for seven years.

CATHERINE P. ROY AGE: 51	Vice President	2004

Senior Vice President of Calvert Asset Management Company, Inc.  Prior to joining Calvert in 2004, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

WILLIAM M. TARTIKOFF, Esq. AGE: 59	Vice President & Secretary	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
RONALD M. WOLFSHEIMER, CPA AGE: 54	Treasurer	1982	Senior Vice President and Chief Financial Officer and Administrative Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA AGE: 45	Fund Controller	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

*Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Fund's Advisor and its affiliates. Mr. Lester is an interested person of the Fund since he is an Officer of an affiliate of the Fund's Advisor.

The address of Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.  Directors and Officers of the Fund as a group own less than 1% of each Portfolio's outstanding shares.  The Board of Directors has one standing Committee. The Audit Committee's function is to approve and recommend to the Board independent public accountants to conduct the annual audit of the Fund's financial statements; review with the independent public accountants the outline, scope, and results of the annual audit; and review the performance and fees charged by the independent public accountants for professional services. In addition, the Audit Committee meets with the independent public accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Committee met five times during the past fiscal year. The Disinterested Directors of the Board (Mmes. Gresham, Milligan and Kruvant, and Messrs. Blatz, and Pugh) comprise the Audit Committee.  The disinterested Directors also function as a governance committee (addressing matters of fund governance, including policies on Director compensation, and Board and Committee structure and responsibilities), as well as a nominating committee (handling initiation and consideration of nominations for the appointment or election of disinterested Directors of the Board).

The Board of Directors of the Fund has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for each Portfolio, in connection with the Board's annual consideration of the renewal of the Fund's investment advisory, subadvisory, and underwriting agreements, as required by Section 15(c) of the 1940 Act.

The Directors owned shares in the Fund and in all Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2006:

Name of Director	Dollar Range of Equity Securities in the Fund (applies to each Portfolio)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Director in Calvert Family of Funds
Disinterested Directors
Frank H. Blatz, Jr.	None	>$100,000
Alice Gresham	None	None
M. Charito Kruvant	None	>$100,000
Cynthia Milligan	None	>$100,000
Arthur J. Pugh	None	>$100,000
Interested Directors
Barbara J. Krumsiek	None	>$100,000
William Lester	None	None

Directors of each Portfolio not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any fund in the Calvert Family of Funds through the Directors Deferred Compensation Plan.  Management believes this will have a negligible effect on each Portfolio's assets, liabilities, net assets, and net income per share.

Director Compensation Table}
Calvert Variable Series, Inc.

The following tables (unaudited numbers) set forth information describing the compensation of each Trustee for his/her services to the Fund for the most recent fiscal year ended December 31, 2006, and to all of the portfolios in the Fund Complex. Each portfolio within Calvert Variable Series, Inc. is responsible for a proportionate share of these payments.

Name of Person, Position	Aggregate Compensation From Fund (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From Fund and Fund Complex Paid to Directors***
Frank H. Blatz, Jr.** (Director)	$20,750	$20,750	$71,500
Alice Gresham (Director)	$32,750	$0	$32,750
M. Charito Kruvant** (Director)	$21,500	$12,900	$72,250
Cynthia Milligan** (Director)	$31,250	$31,250	$31,250
Arthur J. Pugh** (Director)	$22,250	$22,250	$73,750
Barbara J. Krumsiek* (Director & Chair-person)	$0	$0	$0
William Lester* (Director & President)	$0	$0	$0

*     Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Advisor and its affiliates. Mr. Lester is an interested person of the Fund since he is a Director of the parent company of the Advisor.

**    Messrs. Blatz and Pugh, Ms. Kruvant and Ms. Milligan have chosen to defer a portion of their compensation.  As of December 31, 2006, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $1,582,925; $440,429; $364,163; and $173,646, for each of them, respectively.

***  As of December 31, 2006, the Fund Complex consisted of forty (40) funds.

INVESTMENT ADVISOR AND SUBADVISORS

The Fund's investment advisor is Calvert Asset Management Company, Inc. ("CAMCO" or "Advisor"), a subsidiary of Calvert Group Ltd., which is a subsidiary of UNIFI Mutual Holding Company.

Under the Investment Advisory Agreement with respect to the Portfolios, the Advisor provides investment advice to the Portfolios and oversees the day-today operations, subject to the supervision and direction of the Fund's Board of Directors.  The Advisor provides the Portfolios with investment supervision and management, and office space; furnishes executive and other personnel to the Portfolios; and pays the salaries and fees of all Directors who are employees of the Advisor or its affiliates.  The Portfolios pay all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Directors, executive officers and employees of the Fund who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.  As explained in the prospectus fee table footnotes, the Portfolios have an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits earned on the Portfolios' cash on deposit with the bank.  These credits are used to reduce Portfolio expenses.  In those Portfolios where the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater balances at the custodian, since it receives the benefit of any expense offset credit.  The Fund's Board of Directors will periodically review the balances under the expense offset arrangement, and the interest rate that these overnight balances could otherwise earn if not left at the custodian, to monitor the arrangement and see that it does not harm Portfolio shareholders.

Under the Investment Advisory Agreement, the Advisor receives monthly advisory fees based on the following annual rates of the respective Portfolio's average daily net assets:

Income & Growth	.625%
Small Capitalization	.85%
MidCap Growth	.80%
MidCap Value	.92%
Small Company Equity	1.12%
Core Strategies	.75%
Index 500.24%
Money Market	.20%

The Advisor reserves the right to (i) waive all or part of its fee; (ii) reimburse a Portfolio for expenses; and (iii) pay broker-dealers in consideration of their promotional or administrative services.  The Advisor may, but is not required to, waive current payment of its fees, or reimburse expenses of a Portfolio, except as noted in the Portfolio's prospectus.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2008 as reflected in the table below:

Income & Growth	.78%
Small Capitalization	1.00%
MidCap Growth	.94%
MidCap Value	1.50%
Small Company Equity	1.33%
Core Strategies	.95%
Index 500.38%
Money Market	.36%

The following chart shows the Investment Advisory fees paid to the Advisor* for the past three fiscal years:

	2004	2005	2006
Income & Growth	$281,164	$358,081	$945,395
Small Capitalization	$329,366	$307,128	$322,014
MidCap Growth	$583,066	$581,424	$590,951
MidCap Value	$305,787	$378,269	$493,333
Small Company Equity	$266,080	$298,522	$273,507
Core Strategies	$511,595	$498,858	$546,605
Index 500	$276,489	$260,600	$238,192
Money Market	$205,103	$164,574	$168,676

*Calvert as of November 18, 2006, Ameritas Investment Corp. prior to this.

The Portfolios received expense reimbursements from the Advisor* in the following amounts during the past three fiscal years:

	2004	2005	2006
Income & Growth	$68,176	$54,410	$0
Small Capitalization	$95,347	$49,785	$47,900
MidCap Growth	$88,160	$79,040	$58,507
MidCap Value	$0	$0	$0
Small Company Equity	$16,165	$0	$40,998
Core Strategies	$9,276	$0	$0
Index 500	$157,454	$120,462	$68,489
Money Market	$0	$29,602	$3,547

*Calvert as of November 18, 2006, Ameritas Investment Corp. prior to this.

Subadvisors

CAMCO has retained Fred Alger Management, Inc. ("Alger") as Subadvisor for the Income & Growth and MidCap Growth Portfolios. Alger is owned by Alger Inc., which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III holds in excess of 25% of the outstanding voting securities ofAlger Associates, Inc. and may be deemed to control that company and its subsidiaries. For the Income & Growth Portfolio, Alger receives a subadvisory fee, paid by the Advisor, of .355% of the Portfolio's average daily net assets. For the MidCap Growth Portfolio, Alger receives a subadvisory fee, paid by the Advisor, of .53% of the first $250 million of the Portfolio's average daily net assets, .48% of the next $250 million in assets, and .45% of assets in excess of $500 million.

CAMCO has retained Eagle Asset Management, Inc. ("Eagle") as Subadvisor for the Small Capitalization Portfolio. Eagle is a wholly-owned, autonomous subsidiary of Raymond James Financial, Inc. Eagle receives a subadvisory fee, paid by the Advisor, of .60% of the Portfolio's average daily net assets of the first $200 million in assets and .50% of assets in excess of $200 million.

CAMCO has retained RiverSource Investments, LLC ("RiverSource") as Subadvisor for the MidCap Value Portfolio. RiverSource is a wholly-owned subsidiary of Ameriprise Financial, Inc. RiverSource receives a subadvisory fee, paid by the Advisor, of .65% of the Portfolio's average daily net assets up to $50 million, .60% of the next $50 million in assets, .55% of the next $100 million in assets, .50% of the next $100 million in assets, and .45% of the assets in excess of $300 million.

CAMCO has retained OFI Institutional Asset Management, Inc. ("OFI Institutional") as Subadvisor for the Small Company Equity Portfolio. OFI Institutional is an indirect, wholly owned subsidiary of Massachusetts Mutual Life Insurance Company. OFI Institutional receives a subadvisory fee, paid by the Advisor, of .70% of the Portfolio's average daily net assets of the first $25 million, .65% of the next $50 million in assets, and .55% of the assets in excess of $75 million.

CAMCO has retained Thornburg Investment Management, Inc. ("Thornburg") as Subadvisor for the Core Strategies Portfolio. Thornburg is a limited partnership, which consists of twenty-five limited partners, with Garrett Thornburg maintaining the controlling interest, and serving as the Chairman. Thornburg receives a subadvisory fee, paid by the Advisor, of .40% of the Portfolio's average daily net assets of the first $50 million, .30% of the next $100 million, and .20% of assets in excess of $150 million.

CAMCO has retained Summit Investment Partners, Inc. ("Summit") as Subadvisor for the Index 500 Portfolio. Summit is a wholly-owned subsidiary of The Union Central Life Insurance Company, which is an indirect subsidiary of UNIFI Mutual Holding Company. Summit receives a subadvisory fee, paid by the Advisor, of .05% of the Portfolio's average daily net assets up to $200 million; .04% of assets between $200 million and $500 million; and .035% of assets over $500 million.

The Fund has received an exemptive order to permit each Portfolio and the Advisor to enter into and materially amend an Investment Subadvisory Agreement (entered into with any subadviser that is not an "affiliated person," as defined in Section 2(a)(3) of the 1940 Act) without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any proposed material change to an Investment Subadvisory Agreement, the affected Portfolio will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change to the Investment Subadvisory Agreement of the Portfolio.  The Portfolio will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

PORTFOLIO MANAGER DISCLOSURE

Additional information about each Portfolio's Portfolio Managers, identified in the applicable prospectus of the Portfolio, is provided below.  This information is not required for Money Market.

A.            Other Accounts Managed by Portfolio Managers of the Portfolios

The following Portfolio Managers of the Portfolios are also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below.  This information includes accounts managed by any group which includes the identified Portfolio Manager.  The "Other Accounts" category includes accounts managed in the Portfolio Manager's personal as well as professional capacities.

INCOME & GROWTH

Alger:
Dan C. Chung, CFA

Accounts Managed (not including Income & Growth)as of December 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	14	3	19
Total Assets in Other Accounts Managed	$4,400,000,000	$16,000,000	$1,100,000,000
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

Alger:
Kevin D. Collins, CFA

Accounts Managed (not including Income & Growth)as of December 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	3	0	0
Total Assets in Other Accounts Managed	$474,000,000	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

Alger:
Andrew J. Silverberg

Accounts Managed (not including Income & Growth)as of December 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	1	6
Total Assets in Other Accounts Managed	$2,500,000,000	$9,000,000	$317,000,000
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

SMALL CAPITALIZATION

Eagle:
Bert L. Boksen, CFA

Accounts Managed (not including Small Capitalization) as of December 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	11	1	2,364
Total Assets in Other Accounts Managed	$1,008,136,396	$32,089,010	$1,085,678,881
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	1	3
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$32,089,010	$35,602,809

MIDCAP GROWTH

Alger:
Dan C. Chung, CFA

Accounts Managed (not including MidCap Growth) as of December 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	14	3	19
Total Assets in Other Accounts Managed	$4,400,000,000	$16,000,000	$1,100,000,000
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

Alger:
Andrew J. Silverberg

Accounts Managed (not including MidCap Growth)as of December 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	1	6
Total Assets in Other Accounts Managed	$2,600,000,000	$9,000,000	$317,000,000
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

MIDCAP VALUE

RiverSource:
Warren Spitz

Accounts Managed (not including MidCap Value)as of March 31, 2007	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	9	1	3*
Total Assets in Other Accounts Managed	$17,200,000,000	$100,000,000	$390,000,000
Number of Other Accounts in which Advisory Fee is Based on Account's Performance**	5	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$16,400,000,000	$0	$0

*Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

**Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

RiverSource:
LatonSpahr

Accounts Managed (not including MidCap Value)as of March 31, 2007	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	9	1	3*
Total Assets in Other Accounts Managed	$17,200,000,000	$100,000,000	$390,000,000
Number of Other Accounts in which Advisory Fee is Based on Account's Performance**	5	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$16,400,000,000	$0	$0

*Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

**Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

RiverSource:
Steve Schroll

Accounts Managed (not including MidCap Value) as of March 31, 2007	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	9	1	3*
Total Assets in Other Accounts Managed	$17,200,000,000	$100,000,000	$390,000,000
Number of Other Accounts in which Advisory Fee is Based on Account's Performance**	5	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$16,400,000,000	$0	$0

*Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

**Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

RiverSource:
Paul Stocking

Accounts Managed (not including MidCap Value)as of March 31, 2007	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	9	1	3*
Total Assets in Other Accounts Managed	$17,200,000,000	$100,000,000	$390,000,000
Number of Other Accounts in which Advisory Fee is Based on Account's Performance**	5	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$16,400,000,000	$0	$0

*Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

**Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

SMALL COMPANY EQUITY

OFI Institutional:
Christopher M. Crooks, CFA

Accounts Managed (not including Small Company Equity) as of December 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	1	0	21
Total Assets in Other Accounts Managed	$90,364,821	$0	$303,086,860
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

OFI Institutional:
Steven A. Dray, CFA

Accounts Managed (not including Small Company Equity) as of December 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	1	3	23
Total Assets in Other Accounts Managed	$90,364,821	$60,605,583	$627,213,892
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

OFI Institutional:
Daniel Goldfarb, CFA

Accounts Managed (not including Small Company Equity) as of December 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	1	3	23
Total Assets in Other Accounts Managed	$90,364,821	$60,605,583	$627,213,892
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

CORE STRATEGIES

Thornburg:
Connor Browne, CFA

Accounts Managed (not including Core Strategies) as of December 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	9	6	1,996
Total Assets in Other Accounts Managed	$4,095,000	$952,100,000	$3,268,000
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	1
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$818,200,000

Thornburg:
William V. Fries, CFA

Accounts Managed (not including Core Strategies) as of December 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	22	12	8,956
Total Assets in Other Accounts Managed	$19,045,000	$1,284,000	$9,543,000
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	2
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$923,100,000

Thornburg:
Ed Maran, CFA

Accounts Managed (not including Core Strategies)as of December 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	9	6	1,996
Total Assets in Other Accounts Managed	$4,095,000	$952,100,000	$3,268,000
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	1
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$818,200,000

INDEX 500

Summit:
Gary G. Rodmaker

Accounts Managed (not including Index 500) as of March __, 2007	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	14	0	7
Total Assets in Other Accounts Managed	$517,648,030	$0	$3,124,576,904
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

Summit:
Nick J. Kotsonis

Accounts Managed (not including Index 500)as of March __, 2007	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	6	0	1
Total Assets in Other Accounts Managed	$365,112,489	$0	$2,712,613,472
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

Summit:
Kevin P. Aug

Accounts Managed (not including Index 500)as of March __, 2007	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	6	0	2
Total Assets in Other Accounts Managed	$365,112,489	$0	$360,128,834
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

B.            Potential Conflicts of Interest in Managing a Portfolio and Other Accounts

The following describes material conflicts of interest, which may potentially arise in connection with the management of a Portfolio's investments by a Portfolio Manager and that individual's simultaneous management of the investments of any other accounts listed in this SAI.  See "Other Accounts Managed by Portfolio Managers of the Portfolios" above.

INCOME & GROWTH

Alger:
Dan C. Chung, CFA, Kevin D. Collins, CFA, and Andrew J. Silverberg

Alger's portfolio managers are generally responsible for managing several accounts for several clients.  In addition to Alger mutual funds, these other accounts may include separate accounts, mutual funds sub-advised by Alger, and other investment vehicles. Moreover, the size of these accounts can vary significantly from the size of the Funds.  Potential conflicts of interest exist when a portfolio manager has responsibility and makes investment decisions involving such accounts.  While investment decisions for accounts are made with consideration of their respective investment objectives and constraints, availability of cash for investment, current holdings and size of investment positions, it is therefore possible that a particular security may be bought or sold for only one account, or in different amounts and at different times for different accounts.  To address this conflict, the Manager has developed trade allocation policies and procedures designed to avoid action that would result in intentional an improper advantage or disadvantage to any one account managed by Alger.  Accordingly, transactions are generally allocated among accounts in a manner believed by Alger to be most equitable to each account, generally using a pro-rata allocation methodology.  Exceptions to pro-rata allocation are made to recognize the investment needs and particular restrictions of each individual account, including but not limited to consideration of issuer concentration, industry exposure, asset class exposure, credit exposure, available cash, desire to eliminate and/or not establish de minimis positions, and to accounts with specialized investment policies and objectives.

SMALL CAPITALIZATION

Eagle:
Bert L. Boksen

   Eagle currently holds a 51% ownership interest in EB Management I, LLC, which acts as the general partner to the Eagle Aggressive Growth Partners Fund I L.P, a limited partnership formed for investment purposes. Bert Boksen is a 49% owner of EB Management and the Portfolio Manager for the Eagle Aggressive Growth Partners Fund I L.P. Eagle also provides administrative and investment research services for the general partner.  Certain officers and employees of Eagle have investment interests in the partnership.

   On occasion, orders for the securities transactions of the partnership may be aggregated with orders for Eagle's client accounts. In such instances, Eagle will ensure that the allocation of securities among Eagle's clients and the partnership is equitable; price averaging may be used for trades executed in a series of transactions on the same day.

   Eagle does not invest assets of clients' accounts in such limited partnership.  Officers and employees of Raymond James Financial, Inc. and its subsidiaries may have investment interests in such investment partnership.

   When a Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities.  The portfolio management team members are aware of and abide by Eagle's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts.  Performance dispersion among accounts employing similar investment strategy but with different fee structures is periodically examined by Eagle to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

MIDCAP GROWTH

Alger:
Dan C. Chung, CFA and Andrew J. Silverberg

(See "Potential Conflicts of Interest" above regarding the Income & Growth Portfolio.)

MIDCAP VALUE

RiverSource:
Warren Spitz, Laton Spahr, Steve Schroll and Paul Stocking

RiverSource portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RiverSource monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.  RiverSource has a fiduciary responsibility to all of the clients for which it manages accounts.  RiverSource seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

SMALL COMPANY EQUITY

OFI Institutional:
Daniel J. Goldfarb, CFA, Steven A. Dray, CFA, and Christopher M. Crooks, CFA

The Portfolio Managers also manage other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Portfolio. That may occur whether the investment objectives and strategies of the other funds or accounts are the same as, or different from, the Portfolio's investment objectives and strategies. For example the Portfolio Managers may need to allocate investment opportunities between the Portfolio and another fund or account having similar objectives or strategies, or may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Portfolio. Not all funds and accounts advised by OFI Institutional have the same management fee. If the management fee structure of another fund or account is more advantageous to OFI Institutional than the fee structure of the Portfolio, OFI Institutional could have an incentive to favor the other fund or account. OFI Institutional's compliance procedures and Code of Ethics, however, recognize OFI Institutional's fiduciary obligation to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At various times, the Portfolio Managers may manage other funds or accounts with investment objectives and strategies similar to those of the Portfolio, or he may manage funds or accounts with different investment objectives and strategies.

CORE STRATEGIES

Thornburg:
Connor Browne, CFA, William V. Fries, CFA and Ed Maran, CFA

Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the portfolio manager's management of the fund's investments and the manager's management of other accounts. These conflicts could include:

Allocating a favorable investment opportunity to one account but not another.

-       Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

-       Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

The fund's investment manager, Thornburg Investment Management, Inc. ("Thornburg") has informed the fund that it has considered the likelihood that any material conflicts of interest could arise between the portfolio manager's management of the fund's investments and the portfolio manager's management of other accounts.  As of December 31, 2006, Thornburg has also informed the fund that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

INDEX 500

Summit:
Gary R. Rodmaker, CFA, Nick J. Kotsonis, and Kevin P. Aug

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Portfolio on one hand, and the management of other registered investment companies and other accounts (collectively, "other accounts") on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same indexes the Portfolio tracks or otherwise hold, purchase or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio's trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. Summit has adopted policies and procedures reasonable designed to allocate investment opportunities on a fair and equitable basis over time.

C.            Compensation of Portfolio Managers of the Portfolios

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from a Portfolio, the Subadvisor of the Portfolio, or any other sources with respect to management of the Portfolio, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI.  See "Other Accounts Managed by Portfolio Managers of the Portfolios" above.

INCOME & GROWTH

Alger:
Dan C. Chung, CFA, Kevin D. Collins, CFA, and Andrew J. Silverberg

Compensation with Respect to Management of Income & Growth and Other Accounts as of December 31, 2006
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Alger

A Portfolio Manager's base salary is typically a function of the Portfolio Manager's experience (with consideration given to type, investment style and size of investment portfolios previously managed), performance of his job responsibilities, and financial services industry peer comparisons. Base salary is generally a fixed amount that may change following an annual review.

Bonus	Alger

The annual bonus is typically a percentage of the base salary.  The percentage is variable from year to year, and considers various factors, including:

-     the firm's overall financial results and profitability;

-      the firm's overall investment management performance;

-      current year's and prior years' investment performance (both relative and absolute) of the portfolios for which the individual is responsible; and

-     the individual's leadership contribution within the firm.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	Alger

Payment under Alger's incentive compensation system is based on factors comparable to those considered in determining the annual bonus. Incentive compensation is designed to retain key talent, and typically includes a cash bonus payment and investments in Alger fund(s) selected by the Portfolio Manager that generally vest in increments over a period of time. The proportion of incentive compensation allocated to the cash bonus payment and to investments in Alger funds may vary among portfolio managers, and is subject to change.

SMALL CAPITALIZATION

Eagle:
Bert L. Boksen

Compensation with Respect to Management ofSmall Capitalization and Other Accounts as of December 31, 2006
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Eagle	Portfolio Managers, analysts, and traders are paid base salaries that are competitive with others in their fields, based on industry surveys.
Bonus	Eagle	Analysts and traders receive incentive bonus compensation up to three times their base salaries, primarily based upon experience and their contribution to investment results.
Deferred Compensation	Eagle	Additional deferred compensation plans are provided to key investment professionals.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	Eagle EB Management I (Bert Boksen)

Portfolio Managers participate in a revenue-sharing program that provides incentives to build a successful investment program over the long term. All portfolio managers participate in a non-qualified stock option program that vests at the end of the seventh year following the grant date (a portion of the options vest based upon investment performance). Mr. Boksen's additional compensation includes receipt of 50% of the net profits generated by the General Partner EB Management I.

MIDCAP GROWTH

Alger:
Dan C. Chung, CFA and Andrew J. Silverberg

Compensation with Respect to Management of MidCap Growth and Other Accounts as of December 31, 2006
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Alger

A Portfolio Manager's base salary is typically a function of the Portfolio Manager's experience (with consideration given to type, investment style and size of investment portfolios previously managed), performance of his job responsibilities, and financial services industry peer comparisons. Base salary is generally a fixed amount that may change following an annual review.

Bonus	Alger

The annual bonus is typically a percentage of the base salary.  The percentage is variable from year to year, and considers various factors, including:

-     the firm's overall financial results and profitability;

-     the firm's overall investment management performance;

-     current year's and prior years' investment performance (both relative and absolute) of the portfolios for which the individual is responsible; and

-     the individual's leadership contribution within the firm.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	Alger

Payment under Alger's incentive compensation system is based on factors comparable to those considered in determining the annual bonus. Incentive compensation is designed to retain key talent, and typically includes a cash bonus payment and investments in Alger fund(s) selected by the Portfolio Manager that generally vest in increments over a period of time. The proportion of incentive compensation allocated to the cash bonus payment and to investments in Alger funds may vary among portfolio managers, and is subject to change.

MIDCAP VALUE

RiverSource:
Warren Spitz, Laton Spahr, Steve Schroll and Paul Stocking

Compensation with Respect to Management of MidCap Value and Other Accounts as of April 30, 2007
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	RiverSource	A base salary is paid to portfolio managers.
Bonus	RiverSource

An annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, institutional portfolios and hedge funds. Funding for the bonus pool for equity portfolio managers is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three year) performance of those accounts in relation to the relevant peer group universe. Senior management of RiverSource has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the fees charged on their hedge fund investments. A portion of this bonus may be subject to a mandatory deferral program, and may include an equity incentive award in the form of stock options and/or restricted stock.

Deferred Compensation	RiverSource	A potion of the portfolio manager's annual cash bonus may be subject to a mandatory deferral program (see above).
Other Compensation or Benefits Not Generally Available to All Salaried Employees	N/A	N/A

SMALL COMPANY EQUITY

OFI Institutional:
Christopher M. Crooks , CFA, Stephen A. Dray, CFA and Daniel Goldfarb, CFA

Compensation with Respect to Management of Small Company Equity and Other Accounts as of December 31, 2006
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	OFI Institutional	A base salary is paid to Portfolio Managers.
Bonus	OFI Institutional

An annual discretionary bonus is determined by senior management of OFI Institutional and is based on a number of factors, including short, medium and long term investment performance against appropriate benchmarks. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development.

Deferred Compensation	OFI Institutional	Portfolio Managers are eligible to participate in a deferred compensation plan.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	OFI Institutional	This consists of long-term awards of options and appreciation rights in regard to the common stock of OFI Institutional's holding company parent.

OFI Institutional Portfolio Managers are not compensated by a specific fund or account.

CORE STRATEGIES

Thornburg:
Connor Browne, CFA, William V. Fries, CFA, Ed Maran, CFA

Compensation with Respect to Management of Core Strategies and Other Accounts as of December 31, 2006
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Thornburg

The compensation of the portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing.  The portfolio manager also owns equity shares in the investment manager, Thornburg.  Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants.

Bonus	Thornburg

The annual bonus is subjective.  Criteria that are considered in formulating the bonus include, but are not limited to, the following:   revenues available to pay compensation of the portfolio manager and all other expenses related to supporting the accounts managed by the portfolio manager, including the fund; multiple year historical total return of accounts managed by the portfolio manager, including the fund, relative to market performance and similar funds; single year historical total return of accounts managed by the portfolio manager, including the fund, relative to market performance and similar funds; the degree of sensitivity of the portfolio manager to potential tax liabilities created for account holders in generating returns, relative to overall return.

Deferred Compensation	Thornburg	See below.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	N/A	N/A

    There is no material difference in the method used to calculate the portfolio manager's compensation with respect to the fund and other accounts managed by the portfolio manager, except that certain accounts managed by the portfolio manager may have no income or capital gains tax considerations.  To the extent that the portfolio manager realizes benefits from capital appreciation and dividends paid to shareholders of the investment manager, such benefits accrue from the overall financial performance of the investment manager.

INDEX 500

Summit:
Gary R. Rodmaker, CFA, Nick J. Kotsonis, and Kevin P. Aug

Compensation with Respect to Management of Index 500 and Other Accounts as of April 30, 2007
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Summit	The base salary is a fixed amount based on industry surveys and the type and size of accounts managed.
Bonus	Summit	The annual bonus is based on the profitability of the adviser, total adviser assets under management, and performance of the manager's accounts versus specific benchmarks.
Deferred Compensation	Summit	A long-term incentive compensation plan is based on increases in the value of units in a value creation plan of the adviser over a specified accumulation and vesting period.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	N/A	N/A

D.            Securities Ownership of Portfolio Managers of the Portfolios

With respect to each Portfolio Manager identified in the applicable prospectuses, the following information sets forth the Portfolio Manager's beneficial ownership of securities as of December 31, 2006 in the Portfolio(s) managed by that individual (as of April 30, 2007 for RiverSource and Summit).  The securities were valued as of December 31, 2006.  (Specified ranges:none;$1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Portfolio	Firm

Name of Portfolio Manager

Portfolio Ownership

Income & Growth	Alger	Dan C. Chung, CFA	None
		Kevin D. Collins, CFA	None
		Andrew J. Silverberg	None
Small Capitalization	Eagle	Bert L. Boksen, CFA	None
MidCap Growth	Alger	Dan C. Chung, CFA	None
		Andrew J. Silverberg	None
MidCap Value	RiverSource	Warren Spitz	None
		Laton Spahr	None
		Steve Schroll	None
		Paul Stocking	None
Small Company Equity	OFI Institutional	Christopher M. Crooks, CFA	None
		Steven A. Dray, CFA	None
		Daniel Goldfarb, CFA	None
Core Strategies	Thornburg	Connor Browne, CFA	None
		William V. Fries, CFA	None
		Ed Maran, CFA	None
Index 500	Summit	Gary Rodmaker, CFA	None
		Nick Kotsonis, CFA	None
		Kevin P. Aug	None

ADMINISTRATIVE SERVICES AGENT

Calvert Administrative Services Company ("CASC"), a subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly of .05% of each Portfolio's net assets.

The administrative service fee paid to CASC for the past three fiscal years was as follows:

	2004	2005	2006
Income & Growth	$50,000	$50,000	$75,632
Small Capitalization	$50,000	$50,000	$46,353
MidCap Growth	$50,000	$50,000	$48,363
MidCap Value	$50,000	$50,000	$47,659
Small Company Equity	$50,000	$50,000	$45,344
Core Strategies	$50,000	$50,000	$48,894
Index 500	$57,602	$54,292	$50,588
Money Market	$51,276	$50,000	$48,906

TRANSFER AND SHAREHOLDER SERVICING AGENTS

Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Portfolio shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd. has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

For these services, BFDS receives a fee based on the number of shareholder accounts and transactions, while CSSI receives a fee based on the asset class (money market, fixed income and equities) and the resources necessary to support the various services each asset class requires. CSSI, at the Fund's expense, may contract with subagents to provide recordkeeping and sub-accounting services to the Portfolios.

No shareholder servicing fees were paid to CSSI by the Portfolios for the past three fiscal years.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

KPMG LLP has served as independent registered public accounting firm for the Fund since 2002. State Street Bank and Trust Company, N.A. serves as custodian of the Fund's investments. The custodian has no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund's Portfolios.

METHOD OF DISTRIBUTION

Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Fund. CDI is an affiliate of the Fund's Advisor. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Portfolios' shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

Payments to CDI as compensation for services performed and expenses assumed may be authorized by the Fund's Board of Directors from time to time in accordance with applicable law. No payments were authorized in the fiscal year ended December 31, 2006.

CDI is responsible for paying (i) all commissions or other fees to its associated persons which are due for the sale of the Portfolio shares, and (ii) any compensation to other broker-dealers and their associated persons due under the terms of any sales agreement between CDI and the broker-dealers. The Advisor, CDI and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Portfolios.  The Advisor, CDI and/or their affiliates have agreed to pay certain firms compensation based on sales of Portfolio shares or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Portfolio shares.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program.  This list may be changed from time to time.  As of March 31, 2007, the Advisor, CDI and/or their affiliates have special arrangements regarding one or more Calvert Funds (other than the CVS Ameritas Portfolios) with the following firms: Ameriprise Financial Services, Merrill Lynch, Thrivent Financial for Lutherans, Raymond James, Ameritas Investment Corp., Washington Mutual, CUSO, US Bancorp, Wells Fargo Investments, Marshall & Isley, SunGard Institutional Brokerage Inc., LPL Financial Services, Wachovia Securities, Citigroup Global Markets (Smith Barney), UBS Financial Services, Morgan Stanley, Charles Schwab & Co., Inc., National Financial Services, LLC and Fidelity Brokerage Services, LLC.  Where payments are being made to a broker/dealer to encourage sales of Portfolio shares, the broker/dealer has an incentive to recommend Portfolio shares to its customers.  Neither the Advisor nor any Subadvisor uses Portfolio brokerage to compensate broker/dealers for the sale of Portfolio shares.

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Portfolios' Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Directors.

Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor/Subadvisor obligation to seek best execution.  The Portfolios have adopted a policy that prohibits the Advisor from using Portfolio brokerage to compensate broker/dealers for promotion or sale of Portfolio shares.

For the last three fiscal years, total brokerage commissions paid were as follows:

	2004	2005	2006
Income & Growth	$108,971	$167,102	$409,249
Small Capitalization	$538,810	$84,040	$81,808
MidCap Growth	$565,733	$433,917	$507,568
MidCap Value	$30,978	$24,913	$54,334
Small Company Equity	$43,696	$38,886	$47,142
Core Strategies	$96,418	$77,102	$98,633
Index 500	$11,139	$13,350	$8,682
Money Market	$0	$0	$0

The Income & Growth Portfolio experienced an increase in brokerage commissions in the last fiscal year due largely to significant growth in Fund assets. For the Small Capitalization Portfolio, the relatively high brokerage commission amount in 2004 was largely due to a portfolio transition associated with a change in subadvisor. The Mid Cap Value Portfolio experienced an increase in brokerage commissions in the last fiscal year due to higher transaction volume in the investment process.

For the last three fiscal years, the Income & Growth and MidCap Growth Portfolios paid brokerage commissions to Fred Alger & Company, Inc., an affiliated person and the parent company of Alger, the Subadvisor for these Portfolios, as follows:

	2004	2005	2006
Income & Growth	$64,002	$69,673	$232,715
MidCap Growth	$191,065	$202,850	$244,921

For the fiscal year ended December 31, 2006, aggregate brokerage commissions paid to Fred Alger & Company, Inc. were as follows:

	2006 (as a % of total commissions)	2006 (as a % of total dollar amount of commission transactions)
Income & Growth	56.86%	65.36%
MidCap Growth	48.25%	57.17%

For the fiscal year ended December 31, 2006, the Small Capitalization Portfolio paid brokerage commissions of $209 to Raymond James, L.P., an affiliated person and the controlling parent company of the Portfolio's Subadvisor.

For the fiscal year ended December 31, 2006, aggregate brokerage commissions paid to Raymond James, L.P. represented 0.26% of the Small Capitalization Portfolio's total commissions and 0.46% of the total dollar amount of commission transactions.

For the fiscal year ended December 31, 2006, the Small Company Equity Portfolio paid brokerage commissions of $8 to Oppenheimer & Co., Inc., an affiliate of the Portfolio's Subadvisor.

For the fiscal year ended December 31, 2006, aggregate brokerage commissions paid to Oppenheimer & Co., Inc. represented 0.02% of the Small Company Equity Portfolio's total commissions and 0.03% of the total dollar amount of commission transactions.

For the fiscal years ended December 31, 2003, 2004 and 2005, the MidCap Value Portfolio paid brokerage commissions of, $17,996, $3,120 and $3,486 respectively, to Harris Securities, L.P.  Harris, the Subadvisor for Focused MidCap Value, is affiliated with and a limited partner of Harris Securities, L.P.

The Fund's Advisor and Subadvisor(s) select brokers on the basis of best execution.  In some cases they select brokers that provide research and research-related services to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisor(s) of the Portfolios. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.

If, in the judgment of the Advisor or Subadvisor(s), the Portfolios or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert funds and managed accounts.

For the fiscal year ended December 31, 2006, the Advisor and/or Subadvisors allocated brokerage commissions for soft dollar research services in the following amounts:

	Amount of Transactions	Related Commissions
Income & Growth	$382,014,139	$414,093
Small Capitalization	$52,339,293	$81,450
MidCap Growth	$430,470,967	$557,756
MidCap Value	$62,741,568	$108,668
Small Company Equity	$26,366,400	$82,980
Core Strategies	$110,515,792	$98,632
Index 500	$22,772,265	$7,799

The portfolio turnover rates for the last two fiscal years were as follows:

	2005	2006
Income & Growth	84%	121%
Small Capitalization	49%	67%
MidCap Growth	225%	295%
MidCap Value	29%	56%
Small Company Equity	45%	45%
Core Strategies	61%	76%
Index 500	5%	5%

The Income & Growth Portfolio and the Mid Cap Value Portfolio each had a higher turnover rate because the respective subadvisors utilized a higher turnover strategy.

PORTFOLIO HOLDINGS DISCLOSURE

          The Portfolios have adopted a Portfolio Holdings Disclosure Policy ("Disclosure Policy") that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding a Portfolio's portfolio holdings.

Publicly Available Portfolio Holdings

Information regarding a Portfolio's portfolio holdings is publicly available: (1) at the time such information is filed with the Commission in a publicly available filing; or (2) the day next following the day when such information is posted on the Ameritas website. This information may be a Portfolio's complete portfolio holdings, such as those disclosed in its semi-annual or annual reports and filed with the Commission on Form N-CSR, or a partial listing, such as an equity fund's top ten portfolio holdings.  From time to time, a Portfolio may disclose on the Ameritas website whether it holds a particular security, in response to media inquiries. A Portfolio's publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

The Portfolios' Disclosure Policy, as described generally below, allows the disclosure of a Portfolio's non-public portfolio holdings for the Portfolio's legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients.  Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Subject to approval from the Calvert Legal Department, a representative from the Administrator may provide a Portfolio's non-public portfolio holdings to a recognized rating and ranking organization, without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

A service provider or other third party that receives information about a Portfolio's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Portfolio (e.g., a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Portfolio and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

A Portfolio's partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Portfolios and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert (or his designee) ("Authorized Individual");(2) the Authorized Individual determines that the Portfolio has a legitimate business purpose for disclosing non-public portfolio holdingsinformation to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual should give consideration to the recipient's need for the relevant holdings information, whether the disclosure will benefit the Portfolio, or, at a minimum, not harm the Portfolio, and what conflicts may result from such disclosures.

Under the Disclosure Policy, neither a Portfolio, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Portfolio's non-public portfolio holdings. The Disclosure Policy is subject to periodic review by the Fund's Board of Directors.  The Fund's Board of Directors shall also receive periodic reports on those entities to whom such disclosure has been made.

Ongoing Arrangements

The following is a list of those entities to whom information about the Portfolios' portfolio securities is made available and the frequency (following a 15 day lag), including the identity of the persons who receive information pursuant to such arrangements. In all such cases, disclosure is made subject to a confidentiality agreement, which includes provisions preventing use of the information to trade.

Name of Entity	Information Provided	Frequency Provided
Ameritas Direct/Ameritas Variable Life Insurance Company	Holdings, P/E Ratio, Portfolio Composition, Sector Weightings	Quarterly

PERSONAL SECURITIES TRANSACTIONS

The Fund, its Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Fund's investment personnel to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as pre-clearance and restrictions on use of material information.

PROXY VOTING DISCLOSURE

Please refer to Appendix A of this SAI for the Proxy Voting Guidelines of the Ameritas Portfolios. This document includes the policies and procedures that the Portfolios use in determining how to vote proxies relating to Portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Portfolio shareholders, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF DIRECTORS

Any shareholder who wishes to send a communication to the Board of Directors of the Fund should send the communication to the attention of the Fund's Secretary at the following address:

Calvert Funds
Attn: [Name of Fund] Secretary
4550 Montgomery Avenue
Bethesda, Maryland 20814

All communications should state the specific Calvert fund to which the communication relates.  After reviewing the communication, the Fund's Secretary will forward the communication to the Board of Directors.

In their function as a nominating committee, the disinterested Directors will consider any candidates for vacancies on the Board from any shareholder of a Portfolio who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Portfolio.  Shareholders of a Portfolio who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda, MD 20814.  The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a disinterested Director. A shareholder wishing to recommend to the disinterested Directors of the Fund a candidate for election as a Director may request the Fund's Policy for the Consideration of Director Nominees by contacting the Fund's Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Director or to a Committee of the Fund's Board of Directors, then the communication should be specifically addressed to such individual Director or Committee and sent in care of the Fund's Secretary at the address above.  Communications to individual Directors or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Director or to the Committee, as applicable.

GENERAL INFORMATION

The Fund is an open-end management investment company, incorporated in Maryland on September 27, 1982 and has 14 portfolios. The Income & Growth, Small Capitalization, MidCap Growth, Core Strategies, Index 500, and Money Market Portfolios are diversified. The MidCap Value and Small Company Equity Portfolios are non-diversified. The remaining portfolios are offered through a different prospectus and statement of additional information.

The Fund issues separate shares for each Portfolio. Shares of each of the Portfolios have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations. No Portfolio has preference over another Portfolio. The Insurance Companies and a Portfolio's shareholders will vote Portfolio shares allocated to registered separate accounts in accordance with instructions received from policyholders. Under certain circumstances, which are described in the accompanying prospectus of the variable life or annuity policy, the voting instructions received from variable life or annuity policyholders may be disregarded.

All shares of common stock have equal voting rights (regardless of the net asset value per share) except that only shares of the respective Portfolio are entitled to vote on matters concerning only that Portfolio. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Fund may not be binding on a Portfolio whose shareholders have not approved that matter. Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective Portfolio and, upon liquidation or dissolution, in net assets of such Portfolio remaining after satisfaction of outstanding liabilities. The shares of each Portfolio, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights. Holders of shares of any Portfolio are entitled to redeem their shares as set forth above under "Purchase and Redemption of Shares." The shares do not have cumulative voting rights, and the holders of more than 50% of the shares of the Fund voting for the election of Directors can elect all of the Directors of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any Directors.

The Fund's Board of Directors has adopted a "proportionate voting" policy, meaning that Insurance Companies will vote all of a Portfolio's shares, including shares the Insurance Companies hold, in return for providing the Portfolio with its capital and in payment of charges made against the variable annuity or variable life separate accounts, in proportion to the votes received from contractholders or policyowners.

The Fund is not required to hold annual policyholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a policyholder, you receive one vote for each share you own.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 1, 2007, the following entity beneficially owned more than 25% of the voting securities of the listed Portfolios:

Portfolio Name
Name and Address	% of Ownership

Ameritas Income & Growth
Ameritas Life Insurance Corp.	65.44%
Account X
Lincoln, NE

Ameritas Life Insurance Corp.	34.01%
Account Y
Lincoln, NE

Ameritas Small Capitalization
Ameritas Life Insurance Corp.	56.94%
Account X
Lincoln, NE

Ameritas Life Insurance Corp.	42.56%
Account Y
Lincoln, NE

Ameritas MidCap Growth
Ameritas Life Insurance Corp.	66.76%
Account X
Lincoln, NE

Ameritas Life Insurance Corp.	32.48%
Account Y
Lincoln, NE

Ameritas MidCap Value
Ameritas Life Insurance Corp.	78.71%
Account X
Lincoln, NE

Ameritas Small Company Equity
Ameritas Life Insurance Corp.	77.18%
Account X
Lincoln, NE

Ameritas Core Strategies
Ameritas Life Insurance Corp.	68.68%
Account X
Lincoln, NE

Ameritas Life Insurance Corp.	31.27%
Account Y
Lincoln, NE

Ameritas Index 500
Ameritas Life Insurance Corp.	69.99%
Account X
Lincoln, NE

Ameritas Life Insurance Corp.	29.67%
Account Y
Lincoln, NE

Ameritas Life Insurance Corp. is domiciled in Nebraska, and is an affiliate of the Fund's advisor and principal underwriter. Ameritas Life Insurance Corp. is a subsidiary of Ameritas Holding Company, a subsidiary of UNIFI Mutual Holding Company.

As of April 1, 2007, to the Fund's knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the Portfolios as shown:

Portfolio Name
Name and Address	% of Ownership

Ameritas Income & Growth
Ameritas Life Insurance Corp.	65.44%
Account X
Lincoln, NE

Ameritas Life Insurance Corp.	34.01%
Account Y
Lincoln, NE

Ameritas Small Capitalization
Ameritas Life Insurance Corp.	56.94%
Account X
Lincoln, NE

Ameritas Life Insurance Corp.	42.56%
Account Y
Lincoln, NE

Ameritas MidCap Growth
Ameritas Life Insurance Corp.	66.76%
Account X
Lincoln, NE

Ameritas Life Insurance Corp.	32.48%
Account Y
Lincoln, NE

Ameritas MidCap Value
Ameritas Life Insurance Corp.	78.71%
Account X
Lincoln, NE

Ameritas Life Insurance Corp.	21.29%
Account Y
Lincoln, NE

Ameritas Small Company Equity
Ameritas Life Insurance Corp.	77.18%
Account X
Lincoln, NE

Ameritas Life Insurance Corp.	22.82%
Account Y
Lincoln, NE

Ameritas Core Strategies
Ameritas Life Insurance Corp.	68.68%
Account X
Lincoln, NE

Ameritas Life Insurance Corp.	31.27%
Account Y
Lincoln, NE

Ameritas Index 500
Ameritas Life Insurance Corp.	69.99%
Account X
Lincoln, NE

Ameritas Life Insurance Corp.	29.67%
Account Y
Lincoln, NE

FUND SERVICE PROVIDERS

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICING AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland  20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, Missouri  64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103

CUSTODIAN
State Street Bank & Trust Company, N.A.
225 Franklin Street
Boston, Massachusetts  02110

APPENDIX A

PROXY VOTING GUIDELINES
AMERITAS PORTFOLIOS
OF CALVERT VARIABLE SERIES, INC.

CORPORATE GOVERNANCE

Board and Governance Issues

Board of Directors

The board of directors ("the board") is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company's relationships with other stakeholders.  While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests.  Thus, in our view, a board's fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence.  Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation's shareowners and other stakeholders.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director's objectivity and fiduciary responsibility to shareowners.  In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company's financial performance, but not so great as to constitute a controlling or significant interest.

Asignificant difference between governance structures among different countries involves board structure. There are some countries-- for example, Germany, Austria, and the Netherlands--that use a two-tiered board structure. Companies in these countries have supervisory boards and management boards. Supervisory boards are made up of non-executives and management boards are comprised of executives.

Because the board's ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it can sometimes be beneficial for the Chair of the board be an independent director.

Another critical component of good governance is diversity.  Well-governed companies benefit from a wide diversity of perspective and background on their boards.  To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture and geography.  Calvert's goal in addressing board diversity is to assure that boards of directors fairly represent the concerns of both shareholders and stakeholders.  Stakeholders include employees, communities, vendors, and customers, and as such, include people of color and racial minorities who have historically faced discrimination or denial of opportunities solely on account of their race.  Even well governed corporations may risk perpetuating this historic injustice if boards of directors are not inclusive and diverse.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards.  For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director.  Ordinarily, this means that directors should not sit on more than two other boards of publicly traded companies, unless personal circumstances allow sufficient time to devote to corporate governance on several boards.  Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of it various committees, and the performance of individual board members in governing the corporation.

The Fund advisor will oppose slates of directors without at least a majority of independent directors.

The Fund advisor will oppose slates of directors that result in a board that does not include both women and people of color and may oppose slates of directors that include women and people of color should the advisor conclude that the presence of women and people of color on the board constitutes mere token representation.

The Fund advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

The Fund advisor will examine on a case-by-case basis proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

The Fund advisor may oppose slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.

The Fund advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

The Fund advisor will support proposals calling for a systematic and transparent board election and nominating regime.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.    A classified board structure may also tend to depress stock price if viewed as an anti-takeover measure.

The Fund advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

Increase Authorized Common Stock

Companies may choose to increase their authorization of common stock for a variety of reasons.  In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear.  Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

The Fund advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

The Fund advisor will examine and vote on acase-by case basis proposals authorizing the issuance of additional common stock.  If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

The Fund advisor will ordinarily oppose the creation of blank check preferred stock.  In addition, the Fund advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

The Fund advisor will ordinarily oppose supermajority vote requirements.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

The Fund advisor will ordinarily oppose proposals to limit or eliminate the right of shareowners to act by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights.  In general, we support the right of a majority of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid.  Restrictions on the right of a majority of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings, as such restrictions limit the right of shareowners to participate in governance.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.  In addition, many companies are seeking to add indemnification of directors to corporate bylaws.

The Fund advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated.  Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters.  In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens.  In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights.

The Fund advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

The Fund advisor will ordinarily oppose proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares.  However, like many tools, cumulative voting can be misused.   In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

The Fund advisor will examine and vote on a case-by-case basisproposals calling for cumulative voting in the election of directors.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends.  Creation of multiple classes of stock limits the right of some shareowners -- often a majority of shareowners -- to exercise influence over the governance of the corporation.   This in turn diffuses directors' incentives to exercise appropriate oversight and control over management.

The Fund advisor will ordinarily oppose proposals to create dual classes of stock.  However, the advisor will examine and vote on acase-by-case basis proposals to createclasses of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely.  Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds.  However, continuity is also important and there is no empirical support for the proposition that limitations on director tenure improve governance.  It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

Accordingly, the Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

  Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners.  Yet there are ways that such requirements may also undermine good governance:  limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation.  In the latter case, unless there are mandatory holding requirements, or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners.  Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

The Fund advisor will oppose excessive awards of stock or stock options to directors.

Selection of Auditor and Audit Committee Chair

Annual election of the outside auditors is standard practice.  While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners.   A report released by the Blue Ribbon Commission on Improving the Effectiveness of Corporate Audit Committees, in conjunction with the NYSE and the National Association of Securities Dealers, concluded that audit committees must improve their current level of oversight of independent accountants.  Given recent examples of accounting irregularities that audit panels and auditors failed to detect, in Calvert's view shareowner ratification of independent auditors is an essential step toward restoring investor confidence.

Many of the accounting irregularities in recent years stem from two causes: conflicts of interest, often arising when certain non-audit fees are far more lucrative to the audit firms than the contracts for independent corporate audits; and misstatement of earnings (e.g., use of one-time charges, off-balance-sheet entities or utilizing unrealistic projections of portfolio returns as a justifications for underfunding company pension plans and overstating earnings).  A number of countries now call for disclosure of payments for non-audit services. Others have established limits on the percentage of non-audit income that auditors can earn from one client. Some regulations go so far as to ban non-audit work for auditors.

The Fund advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed audit fees, or in any other case where the advisor determines that the independence of the auditor may be compromised.

The Fund Advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries including Spain, Italy and Japan, companies routinely appoint internal statutory auditors.

The Fund advisor will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

The Fund advisor will ordinarily support proposals that call for the annual election of auditors by shareholders.

The Fund advisor will ordinarily oppose proposals seeking ratification of the audit committee chair if the audit committee recommends an auditor whose non-audit consulting services exceed audit fees, or in any other case where the advisor determines that the independence of the auditor may be compromised.

The Fund advisor will otherwise vote on a case-by-case basis proposals seeking ratification of the audit committee chair, and may oppose ratification when the advisor believes the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort its earnings from ongoing operations.

Transparency and Disclosure

International corporate governance is changing rapidly and there has been a wave of development of governance codes around the world in response to crises such as the Asian financial crash in the late 1990s and the United States accounting scandal.  In fact there are approximately forty different codes in the EU member countries alone.  However, the common thread throughout all of these codes  is that shareowners want their companies to be transparent.

The Fund advisor will ordinarilysupport proposals that call for full disclosure of company financial performance.

The Fund advisor will ordinarily support proposals that call for an annual financial audit by external and independent auditors.

The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

The Fund advisor will ordinarily support proposals calling for disclosure of corporate governance codes and structures.

The Fund advisor will ordinarily support proposals that call for disclosure of related party transactions.

The Fund advisor will ordinarily support proposals that call for disclosure of the board nominating process.

Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or bylaws, and may support such proposals if they are deemed consistent with shareholders' best interests and the principles of sound governance and overall corporate social responsibility underlying these Guidelines.

Expensing of Stock Options

The treatment of stock options in corporate financial reporting has been a subject of much debate in recent years.  The majority of companies that make extensive use of stock options--particularly when used as a key component of executive compensation--take no charge on their financial statements for issuance of such options.  Yet with the rapid growth of executive stock options as a major source of executive compensation, there have been renewed calls for revision of current accounting standards that allow companies to choose between recording fair value or intrinsic value of those options.  It is likely that companies will be required to expense stock options sometime in the near future. Until that time, it remains Calvert's view that the expensing of stock options gives shareholders valuable additional information about companies' financial performance, and should therefore be encouraged.

The Fund advisor will ordinarily support proposals requesting that companies expense stock options.

B.            Executive and Employee Compensation

In 1980, CEO compensation was 42 times greater than the average worker; by 2000, CEOs were paid 600 times more than their average employees.  According to the AFL-CIO, if the rate of growth of executive compensation were to continue, the average CEO's salary would equal that of about 150,000 American factory workers in the year 2050.  "The size of CEO compensation is simply out of hand."  Business Week, 04/22/02.

The problem is not limited to CEOs.  Excessive executive compensation has become a widespread problem throughout American industry.  In too many situations, corporate executives are essentially insured against downside risk while enjoying a disproportionate share of upside gain.  The significant increase in the use of stock options for executive compensation that began in the 1990s also created strong incentives for executives to use their insider knowledge for short-term personal gain, and to increase the value of their options by, in many cases, concealment or selective disclosure of material information.

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation.  Prosperity should be shared broadly within a company, as should the downside risk of share ownership.

Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on major stock option and other incentive plans.  Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors.  Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Management Compensation

The Fund advisor will ordinarily support proposals requesting companies to disclose the compensation--including salaries, option awards, bonuses, and restricted stock grants--of top management and the Board of Directors.

Compensation for CEO, Executive, Board and Management

The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e. during times of financial strains or underperformance).

Formation and Independence of Compensation Review Committee

The Fund advisor will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

Stock Options for Board and Executives

During the 1990s, the use of stock options in executive compensation soared.  While the stock market was gaining, few investors complained.  Yet after the fall of the market, executive compensation, and the use of option-based compensation in particular, continued to increase at levels that seemed disconnected from the change in companies' financial fortunes.  Many investors began to question whether stock option grants to senior executives were serving their intended function: of aligning the interests of company management with those of shareowners.

Boards are beginning to scrutinize executive compensation more carefully, but there are still many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value.   Many boards continue to approve option re-pricing packages that allow executives to avoid downside risk and exercise options at favorable prices, further weakening the alignment between management interests and shareowner interests.  Re-pricing can, in some cases, serve to strengthen the alignment; for example, when options are offered broadly to middle managers and employees as well as top executives, or when re-pricing reduces potential dilution.

The Fund advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value, or, for companies with small market capitalization, 15 percent of share value.  Option grants that exceed these thresholds will be examined and voted on a case-by-case basis to evaluate whether there are valid business reasons for the grants.

The Fund advisor will ordinarily oppose proposals to approve stock option plans that contain provisions for automatic re-pricing, unless such plans contain provisions to limit unrestricted resale of shares purchased with re-priced options.

The Fund advisor will examine and vote on a case-by-case basis proposals for re-pricing of underwater options.

The Fund advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

The Fund advisor will ordinarily support proposals requiring that all option plans and option re-pricing must be submitted for shareholder approval.

The Fund advisor will ordinarily oppose proposals to approve stock option plans with "evergreen" features, reserving a specified percentage of stock for award each year with no termination date.

The Fund advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

Employee Stock Ownership Plan (ESOPs)

The Fund advisor will support proposals to approve ESOPs created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management).    The Fund advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

Pay Equity

The Fund advisor will support proposals requesting that management provide a pay equity report.

Ratio Between CEO and Worker Pay

The Fund advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.

The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum ratio between CEO and employee compensation and/or a cap on CEO compensation.

Executive Compensation Tie to Non-Financial Performance

The Fund advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other social issues.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors.  There is no reason why management should be allowed to nominate directors while shareowners -- whom directors are supposed to represent -- are deprived of the same right.  At the same time, we recognize the countervailing argument that shareowners should not interfere with the ordinary business prerogatives of management.  On balance, however, we support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Golden Parachutes

Golden parachutes are compensation agreements that provide for severance payments to top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts.  While Calvert recognizes the merits of this argument, golden parachutes often impede takeover attempts that we believe shareowners have the right and the responsibility to consider.

The Fund advisor will support proposals providing shareowners the right to ratify adoption of golden parachute agreements.

The Fund advisor will examine and vote s on a case-by-case basis golden parachute contracts, based upon an evaluation of the particular golden parachute itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

The Fund adviser will oppose the election of directors who vote to approve golden parachutes that are not ratified by shareowners.

C.            Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners.  Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

The Fund advisor will support proposals that consider non-financial impacts of mergers.

The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company's social and environmental performance.

The Fund advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses, or that merge a non-nuclear and a nuclear utility, or that pose other potential financial, social, or environmental risks or liabilities.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

The Fund advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.

The Fund advisor will ordinarily oppose poison pills or shareowner rights plans unless management is able to present a convincing case for a particular plan that does not significantly compromise shareowner rights or interests, or environmental and social performance.

Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider's shares.  This usually means that the bidder's shares are purchased at a price higher than market price, discriminating against other shareowner.

The Fund advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers.  In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out.   Hostile takeovers come in many forms.  Some offer advantages to shareowners by replacing current management with more effective management.  Others do not.  Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition.  In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

The Fund advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

  CORPORATE SOCIAL RESPONSIBILITY

A.              Sustainability Reporting

The global economy of the 21st century must find ways to fashion a new model of wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models.  In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and organizational strategy.  Corporations are being asked to play a larger role in addressing economic, environmental and social issues, and are subject to rising expectations.  As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines.  There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting protocols.

The Fund Advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

The Fund advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

  B.           Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company's overall environmental footprint.

The Fund Advisor will ordinarily support proposals to reduce negative environmental impacts and a company's overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

The Fund advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from their operations, and the impact of environmental liabilities on shareowner value.

The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling efforts, to increase recycling efforts, or to adopt a formal recycling policy.

CERES Principles and Sustainability Reporting

The Coalition for Environmentally Responsible Economies (CERES), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct.  The CERES Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment.  Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the CERES Principles; or 2) produce a report addressing management's response to each of the points raised in the CERES Principles.

The Fund advisor will support proposals requesting that a company become a signatory to the CERES Principles.

Climate Change/Global Warming

  The current worldwide scientific consensus, according to the Intergovernmental Panel on Climate Change (IPCC), is that the earth's temperature is warming; that most of the warming observed over the last 50 years is likely the result of human activities that emit greenhouse gases into the atmosphere, particularly carbon dioxide (CO2); and that the earth's temperature will rise between 2.5 and 10.5 degrees Fahrenheit over the next century unless there is a dramatic (60 to 80 percent) reduction in CO2 emissions.  Failure to address this developing ecological catastrophe will likely mean rising sea levels, melting polar ice caps, coastal erosion, increasingly dramatic storms, floods and other natural disasters, as well as accelerating species losses and habitat extinctions.

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming--including oil and mining companies, utilities, and automobile manufacturers.  Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as well, as shareowners recognize that companies can take cost-effective--and often cost-saving--steps to reduce energy use that contributes to climate change.  Initiatives have included proposals requesting companies to disclose information about their impact on climate change, to set targets for reduction in greenhouse gas emissions, to increase energy efficiency, and to substitute some forms of renewable energy resources for fossil fuels.

The Fund advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups.  For example, companies will sometimes locate environmentally damaging operations in poor communities, or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

The Fund advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

Workplace Issues

Labor Relations

Companies' treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate.  Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people.  Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to organize and bargain collectively.

The Fund advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

The Fund advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

The Fund advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States.  While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced overtime, use of child labor and other "sweatshop" practices.  Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance.  At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

The Fund advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the ILO's core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights.  This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender.  Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission).  Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay and lesbian employees.

The Fund advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.

The Fund advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

The Fund advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation.

The Fund advisor will supportproposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs.  Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing.  The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed.  Programs aimed at assisting displaced workers are helpful both to those displaced and to the company's ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

The Fund advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.            Product Safety and Impact

Many companies' products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks.  Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them.  Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act.  For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

The Fund advisor will review on a case-by-case basis proposals requesting that companies report on the impacts of their products on society, and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

The Fund advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Animal Welfare

Shareowner resolutions are sometimes filed with firms who engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

The Fund advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

The Fund advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

The Fund advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.

The Fund advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry. .

E.            International Operations and Human Rights

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective.  Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas.  Such activity is not always exploitative, but it can be.  In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny.  The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within them.  For example, shareowners have in the past asked companies to commit themselves to uphold the South African Council of Churches Code of Conduct for corporations doing business in South Africa; or to report on or comply with the MacBride Principles aimed at eliminating religious discrimination in Northern Ireland.  In other cases, resolutions have requested that companies report on operations, or cease operations, in particular nations with repressive regimes or a history of human rights and labor abuses, such as Tibet, China, Indonesia, Nigeria, or Burma.  In some cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

The Fund advisor will ordinarily support proposals requesting that companies develop human rights codes of conduct and periodic reporting on operations in countries with repressive regimes.

The Fund advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

The Fund advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

Unauthorized Images

Some domestic corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry.  For instance, some companies use Native American symbols and imagery to advertise and market commercial products, including sports franchises.   Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

The Fund advisor will support proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

Bank Lending in Developing Countries

Shareowner resolutions are sometimes filed calling on banks and other international lending institutions to adopt lending policies that provide social, economic and environmental benefits to developing nations.  In some cases, developing nations are not in a position to repay these loans, owing to economic or fiscal crises.  As creditors, the banks have often insisted on belt-tightening and other restructuring measures that can result in high inflation, rising unemployment and social instability.  Some advocates have argued for the forgiveness of such loans in order to promote social and economic gains for millions of citizens in developing nations.  Forgiveness, however, may also result in unacceptable loss to lending institutions and their shareowners.  Proposals calling for debt forgiveness to developing countries may have some merit, if there is a reasonable prospect that, with forgiveness, the countries can rebuild economic security and fiscal control, and such forgiveness would not greatly impair the finances of the lending institutions.

The Fund advisor will examine and vote on acase-by-case basis proposals calling on banks to forgive loans made to developing countries.

Mexican Maquiladora Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in maquiladora plants located in Mexico near the United States border, or companies that have moved operations to countries in the Caribbean or Central America under U.S. government-sponsored programs to promote trade and economic development in the hemisphere. Companies have located in this region to take advantage of lower labor costs and fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of the environmental integrity of communities.

The Fund advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in operations in maquiladoras or other Latin American or Caribbean operations.

The Fund advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in maquiladora or other offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world.  In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs.  In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected.  Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected.  Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

The Fund advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

The Fund advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

F.            Indigenous Peoples' Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened.  Efforts to extract or develop natural resources in areas populated by indigenous peoples often threaten their lives and cultures, as well as their natural environments.

The Fund advisor will support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

G.            Weapons Contracting

Weapons/Military Conversion

Shareowner resolutions will sometimes be filed with companies with significant military contracts, asking them to report on future plans to diversify or convert to the production of civilian goods and services.

The Fund advisor will ordinarily support proposals calling for reports on the scale and character of military sales or conversion of military production or technology to civilian purposes.

H.            Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society.  The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc.  Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of Equal Credit Opportunity Act standards by non-financial corporations to their financial subsidiaries.

The Fund advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile.  The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets.  Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

The Fund advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Sub-prime lenders charge notably high interest rates on consumer, life insurance, and home mortgage loans.  These lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged.  This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates.  Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

The Fund advisor will support proposals calling on companies to address and eliminate predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions.  At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs.  Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

The Fund advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

I.             Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities.  Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners.  Moreover, corporate lobbying activities and political contributions may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

The Fund advisor will ordinarily support resolutions asking companies to disclose political contributions made either directly or through political action committees.

The Fund advisor will ordinarily support resolutions asking companies to disclose the magnitude and character of public policy lobbying activities.

The Fund advisor will ordinarily support resolutions requesting that companies discontinue lobbying or political contributions that are inconsistent with shareholder or other stakeholder interests, including efforts to weaken policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Proxy Voting Guidelines.

J.             Other Issues

All social issues that are not covered in these guidelines are delegated to the Fund's advisor to vote in accordance with the Fund's specific social criteria.  In addition to actions taken pursuant to the fund's Conflict of Interest Policy, Calvert Social Research Department ("CSRD") will report to the Boards on issues not covered by these guidelines as they arise.

III.          CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the proxy voting guidelines detailed above in Sections I and II, above.

Thus, generally, adherence to the Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund's investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000.
Revised September 2002.
Revised June 2003.
Revised August 2004.
Approved December 2004

APPENDIX B

CORPORATE BOND AND COMMERCIAL PAPER RATINGS  (source:  Standard & Poor's)

Bonds
AAA:	An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA:	An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A:	An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB:

An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:

These obligations are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB:

An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor's inability to meet its financial commitment on the obligation.

B:

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations.  Adverse business, financial, and/or economic conditions may impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC:

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation.  Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:	An obligation rated CC is currently highly vulnerable to nonpayment.
C:	An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or where similar action has been taken but payment on the obligation is being continued.
D:

An obligation rated D is in payment default.  The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.  The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Notes

SP-1:     These issues are considered as having  a strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2:     These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3:     These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1:      This rating indicates a strong degree of safety regarding timely payment.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2:      This rating indicates a satisfactory degree of safety regarding timely payment.

A-3:      This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

Long-Term Obligation Ratings (source: Moody's Investors Service)

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings  (source: Moody's Investors Service)

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1:     Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:     Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:     Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:     Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.


PART C. OTHER INFORMATION

Item 23. Exhibits:

(a)

Restated Articles of Incorporation of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.
Articles Supplementary of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.
Articles Supplementary of Acacia Capital Corporation incorporated by reference to Post-Effective Amendment No. 32, dated 4/22/97, accession number 0000708950-97-000006.
Articles of Amendment of Acacia Capital Corporation to change name to Calvert Variable Series, Inc., and to change the name of each series, incorporated by reference to Post-Effective Amendment No. 33, dated 2/12/98, accession number 0000708950-98-000002.

(b)	Amended By-laws of Calvert Variable Series, Inc., incorporated by reference to Post-Effective Amendment No. 37, dated 4/30/99, accession number 0000708950-99-000009.
(d)

Investment Advisory Agreement for Calvert Asset Management Company, Inc., (Calvert Portfolios) incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.
Investment Advisory Agreement for Calvert Asset Management Company Inc. (Ameritas Portfolios) filed herewith.

(d)(1)

Subadvisory Agreement with Atlanta Capital Management Company (Calvert Social Equity), incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(d)(2)

Subadvisory Agreement with SSgA Funds Management, Inc. (Calvert Social Balanced), incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(d)(3)	Subadvisory Agreement with Fred Alger Management, Inc. (Ameritas Income and Growth, and Ameritas Midcap Growth), filed herewith.
(d)(4)	Subadvisory Agreement with SSgA Funds Management, Inc. (Ameritas Index 500) (superceded), filed herewith.
(d)(5)	Subadvisory Agreement with Harris Associates L.P. (Ameritas Focused Midcap Value) (superceded), filed herewith.
(d)(6)	Subadvisory Agreement with OFI Institutional Asset Management, Inc. (Ameritas Small Company) filed herewith.
(d)(7)	Subadvisory Agreement with Thornburg Investment Management, Inc. (Ameritas Core Strategies), filed herewith.
(d)(8)	Subadvisory Agreement with Eagle Asset Management (Ameritas Small Cap), filed herewith.
(d)(9)

Subadvisory Agreement with New Amsterdam Partners LLC (Calvert Social Balanced) incorporated by reference to Post-Effective Amendment No. 52, dated April 28, 2006, accession number 0000708950-06-000008.

(d)(10)

Subadvisory Agreement with Acadian Asset Management, Inc. (Calvert Social International Equity) incorporated by reference to Post-Effective Amendment No. 52, dated April 28, 2006, accession number 0000708950-06-000008.

(d)(11)	Agreement with New Amsterdam Partners LLC (Calvert Social Mid Cap Growth) incorporated by reference to Post-Effective Amendment No. 52, dated April 28, 2006, accession number 0000708950-06-000008.
(d)(12)	Subadvisory Agreement with Summit Investment Partners, Inc. (Ameritas Index 500), filed herewith.
(d)(13)	Subadvisory Agreement with RiverSource Investments, LLC, (Ameritas Midcap Value), filed herewith.
(d)(14)	Subadvisory Agreement with Bridgeway Capital Management, Inc. (Calvert Social Small Cap Growth) filed herewith .
(e)	Underwriting (Distribution) Agreement, filed herewith. Underwriting (Distribution) Schedules I, II & III, filed herewith.
(f)	Deferred Compensation Agreement, incorporated by reference to Post-Effective Agreement No. 31, dated 4/25/96, accession number 0000708950-96-000005.
(g)	Custodian Agreement, incorporated by reference to Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.
(h)(1)	Master Transfer Agency and Service Agreement, filed herewith.
(h)(2)

Transfer Agency and Service Agreement for the National Financial Data Services, Inc. and Servicing Agreement for Calvert Shareholder Services, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(h)(3)	Servicing Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 34, April 30, 1998, accession number 0000882671-98-000006. Servicing Agreement Schedule A, filed herewith.
(h)(4)

Administrative Services Agreements for Ameritas Investment Corp. and Calvert Asset Management Company, Inc. incorporated by reference to Post-Effective Amendment No. 51, dated April 29, 2005, accession number 0000708950-02-000009.
Amended Schedule A to the Administrative Services Agreement filed herewith.

(i)	Opinion and Consent of Counsel, filed herewith.
(j)	Consent of Independent Auditors, filed herewith.
(o)	Power of Attorney Forms, filed herewith.
(p)	Code of Ethics for Calvert Asset Management Company Inc., incorporated by reference to Post-Effective Amendment No. 51, dated April 29, 2005, accession number 0000708950-05-000009.
(p)(1)	Code of Ethics for Fred Alger Management, Inc., incorporated by reference to Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.
(p)(2)	Code of Ethics for SSgA Funds Management, Inc., incorporated by reference to Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.
(p)(3)	Code of Ethics for Harris Associates L.P., incorporated by reference to Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.
(p)(4)

Code of Ethics for OFI Institutional Asset Management, Inc. (formally known as David L. Babson & Company Inc.) incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(p)(5)	Code of Ethics for Atlanta Capital Management Company, incorporated by reference to Pre-Effective Amendment No. 42, dated November 5, 2001, accession number 0000708950-01-500021.
(p)(6)	Code of Ethics for Thornburg Investment Management, Inc., incorporated by reference to Post-Effective Amendment No. 49, dated April 30, 2004, accession number 0000708950-04-000006
(p)(7)	Code of Ethics for Eagle Asset Management, Inc., incorporated by reference to Post-Effective Amendment No. 51, dated May 2, 2005, accession number 0000708950-05-000009.
(p)(8)	Code of Ethics for Bridgeway Capital Management, Inc., filed herewith.
(p)(9)	Code of Ethics for New Amsterdam Partners LLC, filed herewith.
(p)(10)	Code of Ethics for Acadian Asset Management, Inc., filed herewith.
(p)(11)	Code of Ethics for RiverSource Investments LLC, filed herewith.
(p)(12)	Code of Ethics for Summit Investment Partners, Inc., filed herewith.

Item 24. Persons Controlled by or Under Common Control With Registrant

Not applicable.

Item 25. Indemnification

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $12 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 26. Business and Other Connections of Investment Adviser

ame	Name of Company, Principal Business and Address	Capacity
Barbara J. Krumsiek
	Calvert Variable Series, Inc.	Officer
	Calvert Municipal Fund, Inc.	and
	Calvert World Values Fund, Inc.	Director
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
	Government Income	and
	Calvert Tax-Free Reserves	Trustee
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
	Investment Advisor	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Officer
	Holding Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
	Transfer Agent	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
	Service Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
	Broker-Dealer	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Ronald M. Wolfsheimer
	First Variable Rate Fund	Officer
for Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
	Service Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
	Broker-Dealer	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

David R. Rochat
	First Variable Rate Fund	Officer
for Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
The Calvert Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Municipal Fund, Inc.	Officer
Investment Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Chelsea Securities, Inc.	Officer
Securities Firm
Post Office Box 93
Chelsea, Vermont 05038

	Grady, Berwald & Co.	Officer
Holding Company
43A South Finley Avenue
Basking Ridge, NJ 07920

William M. Tartikoff
Acacia National Life
	Insurance	Officer
Insurance Company
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Administrative	Officer
Services Company
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co. Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Director
	Broker-Dealer	and Officer
4550 Montgomery Avenue
Bethesda, Maryland 20814

Susan Walker Bender
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Ivy Wafford Duke
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
Lancelot King
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Jane Maxwell
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Andrew Niebler
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

AugustoMacedo
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Catherine Roy
Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Steve Falci
Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Bennett Freeman
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

HuiPing Ho
	First Variable Rate Fund	Assistant
	for Government Income	Treasurer
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Daniel K. Hayes
Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

John Nichols
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Gregory Habeeb
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Thomas Dailey
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

James O'Boyle
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Robert Enderson
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

Item 27. Principal Underwriters

         (a)     Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund,

Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert Social Index Series, Inc., Calvert Variable Series, Inc., and Calvert Impact Fund, Inc.

         (b)     Positions of Underwriter's Officers and Directors

Name and Principal Business Address*	Position(s) with Underwriter	Position(s) with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Director
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial Officer	Treasurer
William M. Tartikoff	Senior Vice President and Secretary	Vice President and Secretary
Craig Cloyed	Director and President	None
Reginald Stanley	Senior Vice President	None
Alison Smith	Vice President	None
Stan Young	Vice President	None
David Leach	Vice President	None
Robert Enderson	Vice President	None
Geoffrey Ashton	Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Anthony Eames	Regional Vice President	None
Steve Himber	Regional Vice President	None
Tanya Williams	Regional Vice President	None
Ben Ogbogu	Regional Vice President	None
Christine Teske	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Steven Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Rachael DeCosta-Martin	Regional Vice President	None
Scott Metz	Regional Vice President	None
Pamela Rivers	Regional Vice President	None
Susan Walker Bender	Assistant Secretary	Assistant Secretary
Ivy Wafford Duke	Assistant Secretary	Assistant Secretary
Lancelot King	Assistant Secretary	Assistant Secretary
Jane Maxwell	Assistant Secretary	Assistant Secretary
Augusto Macedo	Assistant Secretary	Assistant Secretary
Andrew Niebler	Assistant Secretary	Assistant Secretary
Edith Lillie	Assistant Secretary	Assistant Secretary
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

         (c)      Inapplicable.

Item 28. Location of Accounts and Records

Ronald M. Wolfsheimer, Treasurer
  and
William M. Tartikoff, Assistant Secretary
4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814

Item 29. Management Services

Not Applicable

Item 30. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 30th day of April, 2007.

CALVERT VARIABLE SERIES, INC.

By:

_______________**__________________
Barbara J. Krumsiek
Director and Chairman

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 30th day of April, 2007 by the following persons in the capacities indicated.

Signature	Title
__________**____________ Barbara J. Krumsiek	Director and Chairman

__________**____________ Ronald M. Wolfsheimer	Treasurer

__________**____________ Arthur J. Pugh	Director

__________**____________ Frank H. Blatz, Jr.	Director

__________**____________ Alice Gresham	Director

__________**____________ M. Charito Kruvant	Director

__________**_____________ Cynthia H. Milligan	Director

__________**____________ William Lester	Director

__________**____________ Gregory Boal	Director

**By: /s/ Ivy Wafford Duke
Ivy Wafford Duke
Executed by Ivy Wafford Duke, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney filed herewith.